UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number     811-22027

                                                                  FundVantage Trust

(Exact name of registrant as specified in charter)

301 Bellevue Parkway

                                                                                  Wilmington, DE 19809

(Address of principal executive offices) (Zip code)

Joel L. Weiss

BNY Mellon Investment Servicing (US) Inc.

103 Bellevue Parkway

                                                         Wilmington, DE 19809

(Name and address of agent for service)

Registrant’s telephone number, including area code:     302-791-1851

Date of fiscal year end:   April 30

Date of reporting period:   July 31, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

BOSTON ADVISORS BROAD ALLOCATION STRATEGY FUND

Portfolio of Investments

July 31, 2012

(Unaudited)

	Number of Shares	Value
EXCHANGE TRADED FUNDS (ETF) — 94.0%
Commodity — 20.7%
iPath Dow Jones-UBS Agriculture Subindex Total Return ETN*	10,958	$706,354
PowerShares DB Energy Fund*	70,212	1,860,618
PowerShares DB Gold Fund*	53,734	2,988,685
PowerShares DB Silver Fund*	8,402	404,137
RICI - Agriculture ELEMENTS*	58,303	570,786

		6,530,580

Currency — 10.6%
PowerShares DB G10 Currency Harvest Fund*	33,155	827,880
Powershares DB US Dollar Index Bullish Fund*	74,178	1,684,582
WisdomTree Dreyfus Chinese Yuan Fund	22,057	555,175
WisdomTree Dreyfus Emerging Currency Fund	12,644	256,420

		3,324,057

Equity — 34.8%
Alerian MLP ETF	19,387	318,916
Guggenheim S&P 500 Equal Weight ETF	18,404	912,470
iPath S&P 500 Dynamic VIX ETN*	25,989	1,440,155
iShares MSCI EAFE Minimum Volatility Index Fund	11,942	621,295
iShares S&P Latin America 40 Index Fund	13,346	560,799

	Number of Shares	Value
EXCHANGE TRADED FUNDS (ETF) — (Continued)
Equity — (Continued)
QuantShares US Market Neutral Quality Fund	37,194	$862,901
QuantShares US Market Neutral Value Fund	37,553	893,611
SPDR S&P 500 ETF Trust	10,677	1,470,330
Vanguard Global ex-U.S. Real Estate ETF.	14,189	699,802
Vanguard MSCI EAFE ETF	18,264	578,056
Vanguard MSCI Emerging Markets ETF	43,411	1,737,308
WisdomTree Equity Income Fund	18,264	858,591

		10,954,234

Fixed Income — 25.8%
Cohen & Steers Quality Income Realty Fund, Inc.	33,717	361,446
Guggenheim BulletShares 2016 Corporate Bond ETF	43,411	957,907
iShares Barclays 1-3 Year Credit Bond Fund	8,670	912,778
iShares Barclays Credit Bond Fund	7,867	895,107
iShares S&P National Municipal Bond Fund	2,669	299,120
PowerShares Build America Bond Portfolio	21,214	649,785
PowerShares Emerging Markets Sovereign Debt Portfolio	25,990	778,660
PowerShares Fundamental High Yield Corporate Bond Portfolio	32,593	614,704
PowerShares International Corporate Bond Portfolio	20,230	553,088

See accompany Notes to the Quarterly Portfolio of Investments.

1

BOSTON ADVISORS BROAD ALLOCATION STRATEGY FUND

Portfolio of Investments (Concluded)

July 31, 2012

(Unaudited)

	Number of Shares	Value
EXCHANGE TRADED FUNDS (ETF) — (Continued)
Fixed Income — (Continued)
SPDR Barclays Capital High Yield Bond ETF	13,908	$554,651
SPDR Barclays Capital Short Term High Yield Bond ETF	30,767	928,240
Western Asset Emerging Markets Income Fund, Inc.	40,601	610,639

		8,116,125

Real Estate — 2.1%
Vanguard REIT ETF	10,115	675,075

TOTAL EXCHANGE TRADED FUNDS (Cost $28,688,296)		29,600,071

TOTAL INVESTMENTS - 94.0%
(Cost $28,688,296)**		29,600,071
OTHER ASSETS IN EXCESS OF LIABILITIES - 6.0%		1,893,861

NET ASSETS - 100.0%		$31,493,932

*	Non-income producing.
**	The cost and unrealized appreciation and unrealized depreciation in the value by the fund, as computed on a federal income tax basis are as follows:

Aggregate cost	$28,688,296

Gross unrealized appreciation	1,278,339
Gross unrealized depreciation	(366,564)

Net unrealized appreciation	$911,775

DB	Deutche Bank
EAFE	Europe, Australia, and Far East
ETN	Exchange Traded Notes
MLP	Master Limited Partnership
MSCI	Morgan Stanley Capital International
REIT	Real Estate Investment Trust
RICI	Rogers International Commodity Index
S&P	Standard & Poor’s
SPDR	Standard & Poor’s Depositary Receipt
VIX	Volatility Index

See accompany Notes to the Quarterly Portfolio of Investments.

2

BOSTON ADVISORS BROAD ALLOCATIONS STRATEGY FUND

Notes to the Quarterly Portfolio of Investments

July 31, 2012

(Unaudited)

A. Portfolio Valuation

Portfolio Valuation — Boston Advisors Broad Allocation Strategy Fund’s (the “Fund”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions on that day, securities traded on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are generally valued at amortized cost which approximates fair value. Foreign securities are valued based on prices from the primary market in which they are traded and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Trust’s Board of Trustees. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

Fair Value Measurements — The inputs and valuations techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

•	Level 1 — quoted prices in active markets for identical securities;

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of July 31, 2012, in valuing the Fund’s investments carried at fair value:

3

BOSTON ADVISORS BROAD ALLOCATIONS STRATEGY FUND

Notes to the Quarterly Portfolio of Investments (Concluded)

July 31, 2012

(Unaudited)

	Total Value at 07/31/12	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities*	$29,600,071	$29,600,071	$—	$—

    * Please refer to Portfolio of Investments for further details.

At the end of each calendar quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For the period ended July 31, 2012, there were no transfers between Level 1, 2 and 3 for the Fund.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

4

COMPAK DYNAMIC ASSET ALLOCATION FUND

Portfolio of Investments

July 31, 2012

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — 25.0%
Basic Materials — 2.1%
Huntsman Corp.	10,750	$135,988
MeadWestvaco Corp.	4,900	139,160

		275,148

Communications — 4.4%
Cisco Systems, Inc.	6,830	108,938
Comcast Corp., Class A	4,150	135,082
DISH Network Corp., Class A	3,875	119,195
EchoStar Corp., Class A*	4,600	132,480
Verizon Communications, Inc.	1,500	67,710

		563,405

Consumer, Cyclical — 3.1%
CVS Caremark Corp.	2,800	126,700
Dana Holding Corp.	10,050	132,459
Wal-Mart Stores, Inc.	1,850	137,696

		396,855

Consumer, Non-cyclical — 4.0%
ACCO Brands Corp.*	1,616	13,690
Alliance Data Systems Corp.*	950	123,500
Pfizer, Inc.	5,900	141,836
UnitedHealth Group, Inc.	2,350	120,062
WellPoint, Inc.	2,020	107,646

		506,734

Energy — 4.6%
Chevron Corp.	1,250	136,975
ConocoPhillips	2,350	127,934
CVR Energy, Inc.	5,100	145,656
Exxon Mobil Corp.	1,600	138,960
Phillips 66	1,025	38,540

		588,065

	Number of Shares	Value
COMMON STOCKS — (Continued)
Industrial — 4.0%
Cummins, Inc.	1,300	$124,670
Eaton Corp.	3,150	138,096
KBR, Inc.	4,500	118,080
United Parcel Service, Inc., Class B	1,675	126,647

		507,493

Technology — 2.1%
Microsoft Corp.	4,490	132,320
NCR Corp.*	5,750	134,090

		266,410

Utilities — 0.7%
PPL Corp.	3,000	86,700

TOTAL COMMON STOCKS (Cost $2,977,377)
		3,190,810

EXCHANGE TRADED FUNDS — 58.3%
Commodity — 3.3%
SPDR Gold Shares*	2,700	422,658

Equity — 47.9%
iShares MSCI ACWI Index Fund	8,000	353,840
iShares MSCI EAFE Index Fund	4,700	235,000
iShares MSCI Emerging Market Index Fund	7,100	277,752
iShares MSCI EMU Index Fund	4,200	114,156
iShares Russell 2000 Index Fund	5,500	430,925
iShares S&P 500 Index Fund	3,900	540,345
iShares S&P Midcap 400 Index Fund	4,100	385,564
Market Vectors Russia ETF	9,600	253,920

See accompanying Notes to The Quarterly Portfolio of Investments.

1

COMPAK DYNAMIC ASSET ALLOCATION FUND

Portfolio of Investments (Concluded)

July 31, 2012

(Unaudited)

	Number of Shares	Value
EXCHANGE TRADED FUNDS — (Continued)
Equity — (Continued)
SPDR S&P 500 ETF Trust	17,750	$ 2,444,353
Technology Select Sector SPDR Fund	18,500	541,310
Utilities Select Sector SPDR Fund	14,000	530,880

		6,108,045

Fixed Income — 7.1%
iShares Barclays Aggregate Bond Fund	7,100	799,389
iShares JPMorgan USD Emerging Markets Bond Fund	900	106,695

		906,084

TOTAL EXCHANGE TRADED FUNDS (Cost $7,030,210)		7,436,787

MUTUAL FUNDS — 14.6%
Fixed Income — 14.6%
DoubleLine Total Return Bond Fund, Class I	48,227	543,036
PIMCO Total Return Fund, Administrative Shares	114,783	1,316,557

		1,859,593

TOTAL MUTUAL FUNDS (Cost $1,799,980)		1,859,593

Value
TOTAL INVESTMENTS - 97.9% (Cost $11,807,567)**	$12,487,190
OTHER ASSETS IN EXCESS OF LIABILITIES - 2.1%	270,262

NET ASSETS - 100.0%	$12,757,452

*	Non-income producing.
**	The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a federal income tax basis are as follows:

Aggregate cost	$11,807,567

Gross unrealized appreciation	858,683
Gross unrealized depreciation	(179,060)

Net unrealized appreciation	$679,623

ACWI	Adjusted Market Capitalization Weighted
Index
EAFE	Europe, Australasia and Far East
EMU	European Monetary Union
ETF	Exchange Traded Fund
MSCI	Morgan Stanley Capital International
S&P	Standard & Poor’s
SPDR	Standard & Poor’s Depositary Receipt

See accompanying Notes to The Quarterly Portfolio of Investments.

2

COMPAK DYNAMIC ASSET ALLOCATION FUND

Notes to the Quarterly Portfolio of Investments

July 31, 2012

(Unaudited)

A. Portfolio Valuation

Portfolio Valuation — Compak Dynamic Asset Allocation Fund (the “Fund”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Funds are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are generally valued at amortized cost which approximates fair value. Foreign securities are valued based on prices from the primary market in which they are traded and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Trust’s Board of Trustees. Options are valued at last sale price. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

Fair Value Measurements — The inputs and valuations techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

•	Level 1 — quoted prices in active markets for identical securities;

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3

COMPAK DYNAMIC ASSET ALLOCATION FUND

Notes to the Quarterly Portfolio of Investments (Concluded)

July 31, 2012

(Unaudited)

The following is a summary of the inputs used, as of July 31, 2012, in valuing the Fund’s investments carried at fair value:

	Total Value at 07/31/12	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities*	$12,487,190	$12,487,190	$—	$—

    * Please refer to Portfolio of Investments for further details.

At the end of each calendar quarter, management evaluates the classification of Level 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For the period ended July 31, 2012, there were no transfers between Levels 1, 2 and 3 for the Fund.

For more information with regard to significant accounting policies, see the most recent Fund’s prospectus filed with the Securities and Exchange Commission.

4

CUTWATER INVESTMENT GRADE BOND FUND

Portfolio of Investments

July 31, 2012

(Unaudited)

	Moody’s/ Standard & Poor’s Rating(a)	Principal Amount (000’s)	Value
CORPORATE BONDS AND NOTES — 41.1%
Automotive — 1.7%
Chrysler Group LLC/CG Co. Issuer, Inc., Sec. Notes, 8.25%, 06/15/21 (b)	B2/B	$500	$520,625
Ford Motor Credit Co. LLC, Sr. Unsec. Notes, 8.70%, 10/01/14	Baa3/BB+	500	565,715
Hertz Corp., Sr. Unsec. Notes, 6.90%, 08/15/14	B3/NR	200	201,224

			1,287,564

Beverages — 0.5%
Anheuser-Busch InBev Worldwide, Inc., Co. Gty., 1.375%, 07/15/17	A3/A	340	343,391

Biotechnology — 0.5%
Amgen, Inc., 5.15%, 11/15/41 (b)	Baa1/A+	350	387,406

Chemicals — 0.4%
Chevron Phillips Chemical Co. LLC/LP, Sr. Unsec. Notes, 8.25%, 06/15/19 144A	A3/BBB	200	288,804

Consumer Products — 0.5%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC, Sr. Sec. Notes, 7.75%, 10/15/16 (b)	Ba3/BB-	365	383,250

Diversified Financial Services — 10.4%
American Express Co., Sub. Notes, 6.80%, 09/01/66 (b)(c)	Baa2/BBB-	300	318,750
Bank of America Corp., Sr. Unsec. Notes, 3.875%, 03/22/17	Baa2/A-	340	354,921
Bank of America Corp., Sr. Unsec. Notes, 5.65%, 05/01/18	Baa2/A-	410	452,637
Barclays Bank PLC, 2.50%, 09/21/15 144A	Aaa/AAA	350	358,613
BioMed Realty LP, Co. Gty., REIT, 6.125%, 04/15/20	Baa3/BBB-	347	400,649
Citigroup, Inc., Sr. Unsec. Notes, 4.45%, 01/10/17	Baa2/A-	680	726,577
Federal Realty Investment Trust, Sr. Unsec. Notes, REIT, 5.95%, 08/15/14	Baa1/BBB+	290	311,393
General Electric Capital Corp., Jr. Sub. Notes, 6.25%, 12/15/22 (c)(d)	Baa1/AA-	600	613,752
General Electric Capital Corp., Sr. Unsec. Notes, 5.625%, 05/01/18	A1/AA+	200	236,211
General Electric Capital Corp., Sub. Notes, 5.30%, 02/11/21	A2/AA	400	458,366
Goldman Sachs Group, Inc. (The), 3.625%, 02/07/16	A3/A-	340	347,978
Goodman Funding Property, Ltd., Sr. Unsec. Notes, REIT, 6.375%, 04/15/21 144A	Baa2/BBB	250	265,117
HSBC Capital Funding LP/Jersey Channel Islands, Ltd. Gtd., 4.61%, 06/27/13 144A(c)(d)	Baa2/BBB+	250	238,292
HSBC Capital Funding LP/Jersey Channel Islands, Ltd. Gtd., 10.176%, 06/30/30 144A(c)(d)	Baa2/BBB+	500	655,000
ING Bank NV, Sub. Notes, 1.184%, 09/26/16 (b)(c)	Baa2/NR	600	534,600
JPMorgan Chase & Co., Sr. Unsec. Notes, 3.15%, 07/05/16	A2/A	340	357,476
Sinochem Overseas Capital Co., Ltd., Co. Gty., 6.30%, 11/12/40 144A	Baa1/BBB	325	368,672
Wachovia Capital Trust III, Ltd. Gtd., 5.57%, 06/04/12 (c)(d)	Baa3/BBB+	500	495,000
WEA Finance LLC/WT Finance Australia Property, Ltd., Co. Gty., REIT, 7.50%, 06/02/14 144A	A2/A-	200	218,193

			7,712,197

Energy — 5.8%
AmeriGas Partners LP/AmeriGas Finance Corp., Sr. Unsec. Notes, 6.50%, 05/20/21 (b)	Ba3/NR	120	124,800
Anadarko Petroleum Corp., Sr. Unsec. Notes, 5.00%, 10/01/12	Baa3/BBB-	400	402,068
Arch Coal, Inc., Co. Gty., 7.25%, 06/15/21 (b)	B3/B-	165	142,725
BG Energy Capital PLC, Co. Gty., 6.50%, 11/30/72 (b)(c)	Baa1/BBB+	500	510,598
Calfrac Holdings LP, Sr. Unsec. Notes, 7.50%, 12/01/20 144A(b)	B1/B+	100	95,500

See accompanying Notes to Quarterly Portfolio of Investments.

1

CUTWATER INVESTMENT GRADE BOND FUND

Portfolio of Investments (Continued)

July 31, 2012

(Unaudited)

	Moody’s/ Standard & Poor’s Rating(a)	Principal Amount (000’s)	Value
CORPORATE BONDS AND NOTES — (Continued)
Energy — (Continued)
Frac Tech Services LLC/Frac Tech Finance, Inc., Co. Gty., 8.125%, 11/15/18 144A(b)(c)	Ba3/BB-	$200	$203,000
Husky Energy, Inc., Sr. Unsec. Notes, 5.90%, 06/15/14	Baa2/BBB+	200	217,924
Noble Energy, Inc., Sr. Unsec. Notes, 8.25%, 03/01/19	Baa2/BBB	225	291,289
Petroleum Co. of Trinidad & Tobago, Ltd., Sr. Unsec. Notes, 9.75%, 08/14/19 144A	Baa3/BBB	200	249,500
Reliance Holdings USA, Inc., Co. Gty., 5.40%, 02/14/22 144A	Baa2/BBB	325	339,516
Samson Investment Co., Sr. Unsec. Notes, 9.75%, 02/15/20 144A(b)	B1/B	330	342,375
Transocean, Inc., Co. Gty., 6.50%, 11/15/20	Baa3/BBB-	250	298,547
Weatherford International, Ltd./Bermuda, Co. Gty., 6.75%, 09/15/40	Baa2/BBB	575	663,528
Whiting Petroleum Corp., Co. Gty., 6.50%, 10/01/18 (b)	Ba3/BB+	400	429,000

			4,310,370

Gaming, Lodging & Leisure — 0.3%
Royal Caribbean Cruises, Ltd., Sr. Unsec. Notes, 11.875%, 07/15/15	Ba1/BB	200	244,000

Healthcare — 2.0%
Fresenius Medical Care US Finance, Inc., Co. Gty., 5.75%, 02/15/21 144A	Ba2/BB+	500	533,750
HCA, Inc., Sr. Sec. Notes, 7.25%, 09/15/20 (b)	Ba3/BB	330	368,775
Mylan, Inc., Co. Gty., 7.875%, 07/15/20 144A(b)	Ba2/BB	500	568,750

			1,471,275

Industrial — 1.4%
ArcelorMittal, Sr. Unsec. Notes., 6.25%, 02/25/22	Baa3/BB+	500	501,044
Holcim US Finance Sarl & Cie SCS, Co. Gty., 6.00%, 12/30/19 144A	Baa2/BBB	250	270,610
L-3 Communications Corp., Co. Gty., 6.375%, 10/15/15 (b)	Ba1/BB+	83	84,764
Valassis Communications, Inc., Co. Gty., 6.625%, 02/01/21 (b)	Ba3/BB-	175	175,000

			1,031,418

Insurance — 0.9%
American Financial Group, Inc., Sr. Unsec. Notes, 9.875%, 06/15/19	Baa2/BBB+	200	254,188
Travelers Cos., Inc., Jr. Sub. Notes, 6.25%, 03/15/67 (b)(c)	A3/NR	375	391,875

			646,063

Media — 2.3%
CCO Holdings LLC/CCO Holdings Capital Corp., Co. Gty., 7.00%, 01/15/19 (b)	B1/BB-	475	521,312
Dish DBS Corp., Co. Gty., 6.75%, 06/01/21	Ba2/BB-	500	546,875
Interpublic Group of Cos., Inc., Sr. Unsec. Notes, 6.25%, 11/15/14	Baa3/BB+	300	325,125
Time Warner Entertainment Co. LP, Co. Gty., 8.375%, 03/15/23	Baa2/BBB	225	314,709

			1,708,021

Mining — 4.2%
Corp Nacional del Cobre de Chile, Sr. Unsec. Notes, 3.875%, 11/03/21 144A.	A1/A	750	802,639
FMG Resources August 2006 Property, Ltd., Sr. Unsec. Notes, 6.875%, 04/01/22 144A(b)	Ba3/BB-	500	498,750
Newcrest Finance Property, Ltd., Co. Gty., 4.45%, 11/15/21 144A	Baa2/BBB+	755	781,683
Teck Resources, Ltd., Co. Gty., 5.20%, 03/01/42	Baa2/BBB	455	442,266
Xstrata Finance Canada Ltd., Co. Gty., 4.95%, 11/15/21 144A	Baa2/BBB+	555	591,528

			3,116,866

See accompanying Notes to Quarterly Portfolio of Investments.

2

CUTWATER INVESTMENT GRADE BOND FUND

Portfolio of Investments (Continued)

July 31, 2012

(Unaudited)

	Moody’s/ Standard & Poor’s Rating(a)	Principal Amount (000’s)	Value
CORPORATE BONDS AND NOTES — (Continued)
Paper — 0.5%
Celulosa Arauco y Constitucion SA, Sr. Unsec. Notes, 4.75%, 01/11/22 144A	Baa2/BBB	$350	$367,552

Pipe Lines Ex Natural Gas — 1.9%
Enterprise Products Operating LLC, Co. Gty., 7.034%, 01/15/68 (b)(c)	Baa3/BB+	325	354,250
IFM US Colonial Pipeline 2 LLC, Sr. Sec. Notes, 6.45%, 05/01/21 144A(b)	NR/BBB-	275	309,368
Kinder Morgan Energy Partners LP, Sr. Unsec. Notes, 9.00%, 02/01/19	Baa2/BBB	200	261,643
ONEOK, Inc., Sr. Unsec. Notes, 4.25%, 02/01/22 (b)	Baa2/BBB	470	501,791

			1,427,052

Telecommunications — 3.4%
Frontier Communications Corp., Sr. Unsec. Notes, 8.50%, 04/15/20	Ba2/BB	500	541,250
NII Capital Corp., Co. Gty., 7.625%, 04/01/21 (b)	B2/B-	500	382,500
Qwest Corp., Sr. Unsec. Notes, 7.25%, 10/15/35 (b)	Baa3/BBB-	300	307,125
Telecom Italia Capital SA, Co. Gty., 5.25%, 10/01/15	Baa2/BBB	300	299,250
UPCB Finance VI, Ltd. Sr. Sec. Notes, 6.875%, 01/15/22 144A(b)	Ba3/BB-	400	416,000
Virgin Media Finance PLC, Co. Gty., 8.375%, 10/15/19 (b)	Ba2/BB-	500	565,625

			2,511,750

Transportation — 1.6%
Burlington Northern Santa Fe LLC, Sr. Unsec. Notes, 3.60%, 09/01/20 (b)	A3/BBB+	250	271,141
Kansas City Southern de Mexico SA de CV, Sr. Unsec. Notes, 8.00%, 02/01/18 (b)	Ba2/BB+	250	279,375
United Airlines 2009-2A Pass Through Trust, Pass Through Certs., Series 2009-02, 9.75%, 07/15/18	Baa2/BBB+	558	639,062

			1,189,578

Utilities — 2.8%
DPL, Inc., Sr. Unsec. Notes, 7.25%, 10/15/21 144A(b)	Ba1/BB+	200	227,500
Duquesne Light Holdings, Inc., Sr. Unsec. Notes, 6.40%, 09/15/20 144A	Ba1/BBB-	250	289,533
NextEra Energy Capital Holdings, Inc., Jr. Sub. Notes, 7.30%, 09/01/67 (b)(c)	Baa2/BBB	750	810,000
NRG Energy, Inc., Co. Gty., 8.25%, 09/01/20 (b)	B1/BB-	200	215,500
UIL Holdings Corp., Sr. Unsec. Notes, 4.625%, 10/01/20	Baa3/BBB-	500	530,861

			2,073,394

TOTAL CORPORATE BONDS AND NOTES (Cost $29,330,030)			30,499,951

ASSET BACKED SECURITIES — 7.8%
Americredit Automobile Receivables Trust, Series 2010-2, Class B, 2.73%, 03/09/15	Aaa/AA+	435	439,204
ARES Enhanced Loan Investment Strategy, Ltd., Series 2008-IRA, Class A2, 4.561%, 10/16/20 144A(c)	Aa3/AA+	500	502,560
Atrium CDO Corp., Series 7A, Class B, 3.461%, 11/16/22 144A(c)	NR/AA	675	683,856
Centerpoint Energy Transition Bond Co. LLC, Series 2008-A, Class A1, 4.192%, 02/01/20	Aaa/AAA	741	797,255
CIT Equipment Collateral, Series 2010-VT1A, Class A3, 2.41%, 05/15/13 144A	Aaa/AAA	42	42,380
Citibank Omni Master Trust, Series 2009-A12, Class A12, 3.35%, 08/15/16 144A	Aaa/NR	1,110	1,111,112
Dominos Pizza Master Issuer LLC, Series 2012-1A, Class A2, 5.216%, 01/25/42 144A(b)	Baa1/BBB+	397	421,810
Goldentree Loan Opportunities V, Ltd., Series 2007-5A, Class B, 1.566%, 10/18/21 144A(c)	Aa3/AA	1,000	869,340
Octagon Investment Partners VII, Ltd., Series 2004-7A, Class A1L, 0.844%, 12/02/16 144A(c)	Aaa/AAA	216	212,747

See accompanying Notes to Quarterly Portfolio of Investments.

3

CUTWATER INVESTMENT GRADE BOND FUND

Portfolio of Investments (Continued)

July 31, 2012

(Unaudited)

	Moody’s/ Standard & Poor’s Rating(a)	Principal Amount (000’s)	Value
ASSET BACKED SECURITIES — (Continued)
OHA Intrepid Leveraged Loan Fund, Ltd., Series 2011-1A, Class A, 2.06%, 04/20/21 144A(c)	Aaa/AAA	$400	$400,212
Sonic Capital, LLC, Series 2011-1A, Class A2, 5.438%, 05/20/41 144A	Baa2/BBB	290	307,545

TOTAL ASSET BACKED SECURITIES (Cost $5,727,699)			5,788,021

COMMERCIAL MORTGAGE-BACKED SECURITIES — 6.2%
Banc of America Commercial Mortgage, Inc., Series 2007-2, Class A4, 5.818%, 04/10/49(c)	NR/A+	400	461,912
Bear Stearns Commercial Mortgage Securities, Series 2006-PW13, Class AM, 5.582%, 09/11/41(c)	NR/A	850	923,362
DDR Corp., Series 2009-DDR1, Class C, 6.223%, 10/14/22 144A	A1/AA+	850	913,603
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2002-C1, Class E, 6.135%, 07/12/37 144A	A2/A-	265	264,836
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2006-CB16, Class AM, 5.593%, 05/12/45	Aa3/A	850	908,447
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-3, Class AJ, 5.485%, 07/12/46(c)	Baa3/NR	650	558,709
Morgan Stanley Capital I, Series 2005-HQ6, Class A4B, 5.042%, 08/13/42	NR/A+	500	531,076

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $4,476,206)			4,561,945

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 20.6%
FHLMC Gold Pool # A47297, 5.00%, 10/01/35	Aaa/AA+	601	665,128
FHLMC Gold Pool # A78358, 5.50%, 12/01/37	Aaa/AA+	666	735,500
FHLMC Gold Pool # A95134, 4.50%, 11/01/40	Aaa/AA+	846	928,497
FHLMC Gold Pool # D98505, 4.00%, 01/01/31	Aaa/AA+	481	519,926
FHLMC Gold Pool # G03508, 6.00%, 07/01/37	Aaa/AA+	337	374,618
FHLMC Gold Pool # G03900, 5.50%, 02/01/38	Aaa/AA+	589	646,674
FHLMC Gold Pool # G05832, 5.00%, 03/01/40	Aaa/AA+	624	681,529
FHLMC Gold Pool # J14072, 4.00%, 01/01/26.	Aaa/AA+	372	395,732
FHLMC Non Gold Pool # IB8060, 2.876%, 03/01/41(c)	Aaa/AA+	427	448,260
FHLMC Non Gold Pool # IB8906, 3.225%, 10/01/41(c)	Aaa/AA+	317	334,771
FHLMC REMICS, CMO, 4.00%, 12/15/41	Aaa/AA+	620	676,757
FNMA Pool # 255814, 5.50%, 08/01/35	Aaa/AA+	295	325,099
FNMA Pool # 931997, 5.00%, 09/01/39	Aaa/AA+	236	257,345
FNMA Pool # AB1228, 5.00%, 07/01/40	Aaa/AA+	708	787,132
FNMA Pool # AD0657, 5.00%, 06/01/23	Aaa/AA+	312	338,693
FNMA Pool # AD7136, 5.00%, 07/01/40	Aaa/AA+	98	107,325
FNMA Pool # AD9546, 4.00%, 08/01/40	Aaa/AA+	558	598,964
FNMA Pool # AE0411, 4.50%, 09/01/40	Aaa/AA+	423	458,790
FNMA Pool # AE0704, 4.00%, 01/01/26	Aaa/AA+	174	189,249
FNMA Pool # AE0949, 4.00%, 02/01/41	Aaa/AA+	656	703,713
FNMA Pool # AH7068, 3.50%, 02/01/26	Aaa/AA+	383	407,899
FNMA Pool # AH9560, 3.50%, 08/01/26	Aaa/AA+	565	601,272
FNMA, TBA, 3.50%, 09/01/22	Aaa/AA+	700	740,906
FREMF Mortgage Trust, CMO, 4.265%, 01/25/45 144A(c)	NR/NR	600	591,989
GNMA Pool # 4679, 5.00%, 04/20/40	Aaa/AA+	903	1,007,785

See accompanying Notes to Quarterly Portfolio of Investments.

4

CUTWATER INVESTMENT GRADE BOND FUND

Portfolio of Investments (Continued)

July 31, 2012

(Unaudited)

	Moody’s/ Standard & Poor’s Rating(a)	Principal Amount (000’s)	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES — (Continued)
GNMA Pool # 694462, 6.00%, 10/15/38	Aaa/AA+	$401	$451,933
GNMA Pool # 729349, 4.00%, 07/15/41	Aaa/AA+	565	621,493
GNMA Pool # 82717, 3.00%, 01/20/41(c)	Aaa/AA+	305	323,058
GNMA, TBA, 4.00%, 08/01/22	Aaa/AA+	330	362,278

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost $14,734,619)			15,282,315

MUNICIPAL BONDS — 3.3%
American Municipal Power-Ohio, Inc., Build America Bonds, RB, 6.053%, 02/15/43	A1/A	350	439,981
Commonwealth of Pennsylvania, First Series, GO, 5.00%, 11/15/22(b)	Aa2/AA	475	600,229
Massachusetts State, Development Finance Agency, Harvard University, RB, Series B-1, 5.00%, 10/15/40(b)	Aaa/AAA	325	378,342
New York City Municipal Water Finance Authority, Water & Sewer RB, 2nd Generation Resolution, Series GG-1, 5.00%, 06/15/39(b)	Aa2/AA+	385	437,306
State of California, Build America Bonds, GO, 7.55%, 04/01/39	A1/A-	255	340,892
State of Illinois, Build America Bonds, GO, 7.35%, 07/01/35	A2/A+	200	240,616

TOTAL MUNICIPAL BONDS (Cost $2,116,687)			2,437,366

U.S. TREASURY OBLIGATIONS — 15.1%
United States Treasury Note Bond, 0.625%, 05/31/17	Aaa/AA+	1,400	1,403,391
U.S. Treasury Note, 0.875%, 11/30/16	Aaa/AA+	200	203,250
United States Treasury Note Bond, 0.875%, 04/30/17	Aaa/AA+	505	512,220
U.S. Treasury Note, 1.00%, 03/31/17	Aaa/AA+	2,110	2,153,025
U.S. Treasury Note, 1.00%, 06/30/19	Aaa/AA+	375	375,732
U.S. Treasury Note, 1.125%, 05/31/19	Aaa/AA+	1,185	1,198,331
U.S. Treasury Note, 1.75%, 05/15/22	Aaa/AA+	1,240	1,269,257
U.S. Treasury Note, 2.00%, 11/15/21	Aaa/AA+	1,995	2,097,866
U.S. Treasury Note, 2.00%, 02/15/22	Aaa/AA+	1,189	1,247,521
U.S. Treasury Bond, 3.125%, 11/15/41	Aaa/AA+	660	735,900

TOTAL U.S. TREASURY OBLIGATIONS (Cost $10,858,620)			11,196,493

See accompanying Notes to Quarterly Portfolio of Investments.

5

CUTWATER INVESTMENT GRADE BOND FUND

Portfolio of Investments (Continued)

July 31, 2012

(Unaudited)

	Number of
	Shares	Value
REGISTERED INVESTMENT COMPANY — 6.2%
BlackRock Liquidity Funds TempCash Portfolio	4,616,240	$4,616,240

TOTAL REGISTERED INVESTMENT COMPANY (Cost $4,616,240)		4,616,240

TOTAL INVESTMENTS - 100.3%
(Cost $71,860,101)*		74,382,331
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.3)%		(238,145)

NET ASSETS - 100.0%		$74,144,186

(a)	Ratings for debt securities are unaudited. All ratings are as of July 31, 2012 and may have changed subsequently.
(b)	This security is callable.
(c)	Floating or variable rate security. Rate disclosed is as of July 31, 2012.
(d)	Security is perpetual. Date shown is next call date.
*	The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis are as follows:

Aggregate cost	$71,860,101

Gross unrealized appreciation	2,807,807
Gross unrealized depreciation	(285,577)

Net unrealized appreciation	$2,522,230

144A Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. At July 31, 2012, these securities amounted to $15,602,235 or 21.0% of net assets.

Legend

CDO	Collateralized Debt Obligations
CMO	Collateralized Mortgage Obligations
Co. Gty.	Company Guaranty
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FREMF	Freddie Multi-Family
GNMA	Governement National Mortgage Association
GO	General Obligations
Gtd.	Guaranteed
Jr.	Junior
LLC	Limited Liability Company
LP	Limited Partnership

Ltd.	Limited
NR	Not Rated
PLC	Public Limited Company
RB	Revenue Bond
REIT	Real Estate Investment Trust
REMICs	Real Estate Mortgage Investment Conduit
Sec.	Secured
Sr.	Senior
Sub.	Subordinated
TBA	To Be Announced
Unsec.	Unsecured

See accompanying Notes to Quarterly Portfolio of Investments.

6

CUTWATER INVESTMENT GRADE BOND FUND

Notes to the Quarterly Portfolio of Investments

July 31, 2012

(Unaudited)

A. Portfolio Valuation

Portfolio Valuation — The Cutwater Investment Grade Bond Fund’s (the “Fund”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each business day the NYSE is open. Securities held by the Fund are valued at their last sale price on the NYSE on the day the security is valued. Lacking any sales on such day, the security will be valued at the mean between the last asked price and the last bid price prior to the market close. Securities listed on other exchanges (and not subject to restriction against sale by the Fund on such exchanges) will be similarly valued, using quotations on the exchange on which the security is traded most extensively. Unlisted securities that are quoted on the National Association of Securities Dealers National Market System, for which there have been sales of such securities on such day, shall be valued at the official closing price on such system on the day the security is valued. If there are no such sales on such day, the value shall be the mean between the last asked price and the last bid price prior to market close. The value of such securities quoted on the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system, but not listed on the National Market System, shall be value at the mean between closing asked price and the closing bid price. Unlisted securities that are not quoted on NASDAQ and for which over-the-counter market quotations are readily available will be valued at the mean between the current bid and asked prices for such security in the over-the-counter market. Fixed income securities are valued based on market quotations, which are furnished by an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are generally valued at amortized cost, which approximates market value. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Trust’s Board of Trustees. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

Fair Value Measurements — The inputs and valuations techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

•	Level 1 — quoted prices in active markets for identical securities;

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The fair value of the Fund’s bonds are generally based on quotes received from brokers or independent pricing services. Bonds with quotes that are based on actual trades with a sufficient level of activity on or near the measurement date are classified as Level 2 assets.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

7

CUTWATER INVESTMENT GRADE BOND FUND

Notes to the Quarterly Portfolio of Investments (Concluded)

July 31, 2012

(Unaudited)

The following is a summary of the inputs used, as of July 31, 2012, in valuing the Fund’s investments carried at fair value:

	Total Value at 07/31/12	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Corporate Bonds and Notes.	$30,499,951	$—	$30,499,951	$—
Asset Backed Securities	5,788,021	—	5,788,021	—
Commercial Mortgage-Backed Securities	4,561,945	—	4,561,945	—
Residential Mortgage-Backed Securities	15,282,315	—	15,282,315	—
Municipal Bonds	2,437,366	—	2,437,366	—
U.S. Treasury Obligations	11,196,493	—	11,196,493	—
Registered Investment Company.	4,616,240	4,616,240	—	—

Total Investments	$74,382,331	$4,616,240	$69,766,091	$—

At the end of each calendar quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For the period ended July 31, 2012, there were no transfers between Levels 1, 2 and 3 for the Fund.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

8

DUPONT CAPITAL EMERGING MARKETS FUND

Portfolio of Investments

July 31, 2012

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — 92.0%
Brazil — 5.5%
All America Latina Logistica SA	772,000	$3,563,888
Autometal SA	416,878	3,216,300
Embraer SA	496,700	3,165,578
Porto Seguro SA	208,534	1,803,251
Sul America SA - Units	466,507	2,825,178

		14,574,195

Chile — 2.5%
Cia Cervecerias Unidas SA, ADR	98,943	6,552,995

China — 13.0%
China Mobile, Ltd.	950,168	11,087,538
China Overseas Land & Investment, Ltd.	798,694	1,876,063
China Petroleum & Chemical Corp., ADR	21,822	1,963,325
China Petroleum & Chemical Corp., Class H	6,077,414	5,473,661
Lonking Holdings, Ltd.	2,572,000	470,152
Pacific Basin Shipping, Ltd.	6,204,344	2,744,092
PetroChina Co., Ltd., Class H	5,303,181	6,621,697
Sinotruk Hong Kong, Ltd.	3,131,000	1,644,930
Yanzhou Coal Mining Co., Ltd., Class H	1,908,000	2,823,663

		34,705,121

Columbia — 2.1%
BanColombia SA	370,477	5,618,863

Czech Republic — 3.1%
CEZ AS.	81,839	2,755,930
Komercni Banka AS.	31,774	5,392,558

		8,148,488

	Number of Shares	Value
COMMON STOCKS — (Continued)
Egypt — 0.5%
Ezz Steel Co. SAE	1,034,095	$1,259,266

Hungary — 1.0%
Egis Pharmaceuticals PLC	36,963	2,566,331

India — 3.8%
ICICI Bank, Ltd., SP ADR	103,078	3,568,560
Reliance Industries, Ltd., SP GDR(a)	247,943	6,630,244

		10,198,804

Indonesia — 2.4%
Bank Rakyat Indonesia Persero Tbk PT	6,017,000	4,416,862
Vale Indonesia Tbk PT	7,512,500	1,914,537

		6,331,399

Jordan — 1.9%
Hikma Pharmaceuticals PLC	458,402	4,992,024

Lebanon — 1.0%
Solidere, GDR	199,649	2,745,174

Malaysia — 2.6%
Genting Bhd	1,673,496	5,051,778
Malayan Banking Bhd	718,481	2,007,095

		7,058,873

Mexico — 5.6%
America Movil SAB de CV, Series L	5,461,228	7,293,410
Grupo Financiero Banorte SAB de CV, Class O	434,293	2,331,731
Kimberly-Clark de Mexico SAB de CV, Class A	907,300	1,888,488
Ternium SA, SP ADR	172,738	3,377,028

		14,890,657

See accompanying Notes to Quarterly Portfolio of Investments.

1

DUPONT CAPITAL EMERGING MARKETS FUND

Portfolio of Investments (Continued)

July 31, 2012

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Panama — 1.2%
Copa Holdings SA, Class A	41,951	$3,252,461

Philippines — 0.6%
Globe Telecom, Inc.	62,365	1,710,491

Poland — 2.5%
Bank Handlowy w Warszawie SA	157,857	3,820,168
Grupa Lotos SA*	370,202	2,889,711

		6,709,879

Russia — 6.2%
Gazprom OAO, SP ADR	1,067,092	9,827,917
Sberbank of Russia, SP ADR	421,459	4,696,992
VimpelCom, Ltd., SP ADR	230,900	1,937,251

		16,462,160

South Africa — 8.1%
ABSA Group, Ltd.	331,219	5,396,965
Aveng, Ltd.	582,680	2,531,297
Impala Platinum Holdings, Ltd.	186,575	2,924,025
MTN Group, Ltd.	432,230	7,770,631
Pretoria Portland Cement Co., Ltd.	915,744	2,861,278

		21,484,196

South Korea — 12.9%
AmorePacific Group	6,225	2,020,356
Hyundai Heavy Industries Co., Ltd.	25,000	5,297,431
Hyundai Mobis Co., Ltd.	17,329	4,552,492
LG Uplus Corp.	873,237	5,067,294
POSCO, ADR	33,986	2,702,907
Samsung Heavy Industries Co., Ltd.	137,880	4,714,712

	Number of Shares	Value
COMMON STOCKS — (Continued)
South Korea — (Continued)
Shinhan Financial Group Co., Ltd.	193,245	$6,129,406
Shinsegae Co., Ltd.	20,680	3,799,439

		34,284,037

Taiwan — 7.8%
Compal Electronics, Inc.	6,788,208	6,323,639
Novatek Microelectronics Corp.	2,019,692	5,840,256
Taiwan Fertilizer Co., Ltd.	2,020,372	4,744,847
Taiwan Semiconductor Manufacturing Co., Ltd.	718,043	1,943,594
Walsin Lihwa Corp.	6,265,000	1,868,590

		20,720,926

Thailand — 5.0%
Advanced Info Service PCL	341,560	2,159,805
Kasikornbank PCL NVDR	1,366,970	7,554,472
Thai Oil PCL	1,971,400	3,664,281

		13,378,558

Turkey — 2.7%
Arcelik AS	328,072	1,622,655
Ford Otomotiv Sanayi AS	288,585	2,771,963
Turkiye Vakiflar Bankasi TAO	1,325,584	2,767,747

		7,162,365

TOTAL COMMON STOCKS (Cost $252,096,594)		244,807,263

PREFERRED STOCKS — 2.8%
Brazil — 2.8%
Banco Estado do Rio Grande do Sul, Class B	337,865	2,679,244
Braskem SA, Class A	10,932	66,418

See accompanying Notes to Quarterly Portfolio of Investments.

2

DUPONT CAPITAL EMERGING MARKETS FUND

Portfolio of Investments (Concluded)

July 31, 2012

(Unaudited)

	Number of Shares	Value
PREFERRED STOCKS — (Continued)
Brazil — (Continued)
Cia Paranaense de Energia, Class B	237,555	$4,819,033

		7,564,695

TOTAL PREFERRED STOCKS (Cost $8,090,402)		7,564,695

EXCHANGE TRADED FUNDS — 3.1%
iShares MSCI Emerging Market Index Fund	93,181	3,645,241
Vanguard MSCI Emerging Markets ETF	111,418	4,458,948

TOTAL EXCHANGE TRADED FUNDS (Cost $7,775,249)		8,104,189

TOTAL INVESTMENTS - 97.9%
(Cost $267,962,245)**		260,476,147
OTHER ASSETS IN EXCESS OF LIABILITIES - 2.1%		5,514,138

NET ASSETS - 100.0%		$265,990,285

*	Non-income producing.
**	The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis are as follows:

Aggregate cost	$267,962,245

Gross unrealized appreciation	12,177,043
Gross unrealized depreciation	(19,663,141)

Net unrealized depreciation	$(7,486,098)

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended.

This security was purchased in accordance with the guidelines approved by the Fund’s Board of Trustees and may be resold, in transactions exempt from registration, to qualified institutional buyers. At July 31, 2012, this security amounted to $6,630,244 or 2.5% of net assets. This security has been determined by the Adviser to be a liquid security.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-voting Depositary Receipt
PCL	Public Company Limited
PLC	Public Limited Company
SP ADR	Sponsored Depositary Receipt
SP GDR	Sponsored Global Depositary Receipt

See accompanying Notes to Quarterly Portfolio of Investments.

3

DUPONT CAPITAL EMERGING MARKETS FUND

Notes to the Quarterly Portfolio of Investments

July 31, 2012

(Unaudited)

A. Portfolio Valuation

Portfolio Valuation — Dupont Capital Emerging Markets Fund’s (the “Fund”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. The Fund’s equity securities listed on any national or foreign exchange market system will be valued at the last sale price. Equity securities traded in the over-the-counter market are valued at their closing price. If there were no transactions on that day, securities traded principally on an exchange will be valued at the mean of the last bid and ask prices prior to the market close. Prices for equity securities normally are supplied by an independent pricing service approved by the FundVantage Trust’s Board of Trustees (“Board of Trustees”). Fixed income securities are valued based on market quotations, which are furnished by an independent pricing service. Fixed income securities having remaining maturities of 60 days or less are generally valued at amortized cost, which approximates market value. Any assets held by the Fund that are denominated in foreign currencies are valued daily in U.S. dollars at the foreign currency exchange rates that are prevailing at the time that the Fund determines the daily NAV per share. Foreign securities may trade on weekends or other days when the Fund does not calculate NAV. As a result, the market value of these investments may change on days when you cannot buy or sell shares of the Fund. Foreign securities are valued based on prices from the primary market in which they are traded and translated from the local currency into U.S. dollars using current exchange rates. Investments in any mutual fund are valued at their respective NAVs as determined by those mutual funds each business day (which may use fair value pricing as disclosed in their prospectuses). Securities that do not have a readily available current market value are valued in good faith under the direction of the Board of Trustees. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available and has delegated to the Adviser the responsibility for applying the valuation methods. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

Fair Value Measurements — The inputs and valuations techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

• Level 1 —	quoted prices in active markets for identical securities;

• Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

• Level 3 —	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

4

DUPONT CAPITAL EMERGING MARKETS FUND

Notes to the Quarterly Portfolio of Investments (Continued)

July 31, 2012

(Unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers in and out are recognized at the value at the end of the period.

Significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the Fund calculates its NAV (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. As a result, the Fund fair values foreign securities using an independent pricing service which considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange traded funds and certain indexes as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy.

The following is a summary of the inputs used, as of July 31, 2012, in valuing the Fund’s investments carried at fair value:

	Total Value at 07/31/12	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks
Brazil	$14,574,195	$14,574,195	$—	$—
Chile	6,552,995	6,552,995	—	—
China	34,705,121	1,963,325	32,741,796	—
Columbia	5,618,863	5,618,863	—	—
Czech Republic	8,148,488	2,755,930	5,392,558	—
Egypt	1,259,266	—	1,259,266	—
Hungary	2,566,331	—	2,566,331	—
India	10,198,804	10,198,804	—	—
Indonesia	6,331,399	—	6,331,399	—
Jordan	4,992,024	—	4,992,024	—
Lebanon	2,745,174	2,745,174	—	—
Malaysia	7,058,873	—	7,058,873	—
Mexico	14,890,657	14,890,657	—	—
Panama	3,252,461	3,252,461	—	—
Philippines	1,710,491	—	1,710,491	—
Poland	6,709,879	—	6,709,879	—
Russia	16,462,160	16,462,160	—	—
South Africa	21,484,196	—	21,484,196	—
South Korea	34,284,037	2,702,907	31,581,130	—

5

DUPONT CAPITAL EMERGING MARKETS FUND

Notes to the Quarterly Portfolio of Investments (Concluded)

July 31, 2012

(Unaudited)

	Total Value at 07/31/12	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks (Continued)
Taiwan	$20,720,926	$—	$20,720,926	$—
Thailand	13,378,558	—	13,378,558	—
Turkey	7,162,365	—	7,162,365	—
Preferred Stocks	7,564,695	7,564,695	—	—
Exchange Traded Funds	8,104,189	8,104,189	—	—

Total Investments	$260,476,147	$97,386,355	$163,089,792	$—

At the end of each calendar quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

Certain foreign securities are fair valued by utilizing an external pricing service in the event of any significant market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets. Such fair valuations are categorized as Level 2 in the hierarchy. Significant market movements occurred at July 31, 2012 and therefore the Fund utilized the external pricing service model adjustments. For the period ended July 31, 2012, a net amount of $2,159,805 was transferred from Level 1 to Level 2. There were no transfers from Level 2 to Level 1. There were no transfers to or from Level 3 for the Fund.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

6

EIC VALUE FUND

Portfolio of Investments

July 31, 2012

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — 93.5%
Basic Materials — 6.4%
Barrick Gold Corp.	79,750	$2,622,180
Newmont Mining Corp.	48,030	2,135,894
Sigma-Aldrich Corp.	14,590	1,009,628

		5,767,702

Communications — 7.5%
Cisco Systems, Inc.	166,935	2,662,613
eBay, Inc.*	29,680	1,314,824
Google, Inc., Class A*	4,395	2,781,903

		6,759,340

Consumer, Cyclical — 10.6%
CVS Caremark Corp.	28,100	1,271,525
Staples, Inc.	140,365	1,788,250
Target Corp.	49,780	3,019,157
Wal-Mart Stores, Inc.	45,915	3,417,453

		9,496,385

Consumer, Non-cyclical — 31.0%
Baxter International, Inc.	36,885	2,158,141
Becton Dickinson & Co.	22,440	1,698,932
CR Bard, Inc.	22,065	2,146,042
Dr Pepper Snapple Group, Inc.	57,895	2,638,854
GlaxoSmithKline PLC, SP ADR.	37,625	1,730,750
Johnson & Johnson	36,875	2,552,488
Medtronic, Inc.	77,735	3,064,314
Molson Coors Brewing Co., Class B	95,405	4,037,540
PepsiCo, Inc.	43,825	3,187,392
Procter & Gamble Co. (The)	40,990	2,645,495
Unilever NV, NY Shares	57,790	2,002,424

		27,862,372

Energy — 7.7%
Chevron Corp.	15,480	1,696,298

	Number of Shares	Value
COMMON STOCKS — (Continued)
Energy — (Continued)
ConocoPhillips.	40,040	$2,179,778
Exxon Mobil Corp.	35,160	3,053,646

		6,929,722

Financial — 19.3%
American Express Co.	36,530	2,108,146
Charles Schwab Corp. (The)	202,435	2,556,754
Chubb Corp. (The).	30,610	2,225,041
PNC Financial Services Group, Inc.	36,830	2,176,653
SunTrust Banks, Inc.	54,480	1,288,452
Torchmark Corp.	26,600	1,323,350
Travelers Cos., Inc. (The)	27,470	1,720,996
US Bancorp.	46,390	1,554,065
Wells Fargo & Co.	68,835	2,327,311

		17,280,768

Industrial — 2.7%
Northrop Grumman Corp.	36,025	2,384,855

Technology — 6.3%
Dell, Inc.*.	185,530	2,204,096
Microsoft Corp.	118,310	3,486,596

		5,690,692

Utilities — 2.0%
Exelon Corp.	45,155	1,766,464

TOTAL COMMON STOCKS (Cost $80,617,828)		83,938,300

See accompanying Notes to the Quarterly Portfolio of Investments.

1

EIC VALUE FUND

Portfolio of Investments (Concluded)

July 31, 2012

(Unaudited)

	Number of Shares	Value
REGISTERED INVESTMENT COMPANY — 6.2%
Dreyfus Institutional Reserves Treasury Prime Fund	5,601,151	$5,601,151

TOTAL REGISTERED INVESTMENT COMPANY (Cost $5,601,151)		5,601,151

TOTAL INVESTMENTS - 99.7%
(Cost $86,218,979)**		89,539,451
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.3%		265,824

NET ASSETS - 100.0%		$89,805,275

*	Non-income producing.
**	The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a federal income tax basis are as follows:

Aggregate cost	$86,218,979

Gross unrealized appreciation	5,566,893
Gross unrealized depreciation	(2,246,421)

Net unrealized appreciation	$3,320,472

PLC	Public Limited Company
SP ADR	Sponsored Depositary Receipt

See accompanying Notes to the Quarterly Portfolio of Investments.

2

EIC VALUE FUND

Notes to the Quarterly Portfolio of Investments

July 31, 2012

(Unaudited)

A. Portfolio Valuation:

Portfolio Valuation – The EIC Value Fund’s (the “Fund”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are generally valued at amortized cost which approximates fair value. Foreign securities are valued based on prices from the primary market in which they are traded and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the FundVantage Trust’s Board of Trustees. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

Fair Value Measurements – the inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

•	Level 1 — quoted prices in active markets for identical securities;

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3

EIC VALUE FUND

Notes to the Quarterly Portfolio of Investments (Concluded)

July 31, 2012

(Unaudited)

The following is a summary of the inputs used, as of July 31, 2012, in valuing the Fund’s investments carried at fair value:

	Total Value at 7/31/12	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$83,938,300	$83,938,300	$—	$—
Registered Investment Company	$5,601,151	$5,601,151	$—	$—

Total Investments	$89,539,451	$89,539,451	$—	$—

*	Please refer to Portfolio of Investments for further details.

At the end of each calendar quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For the period ended July 31, 2012, there were no transfers between Levels 1, 2 and 3 for the Fund.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

4

ESTABROOK INVESTMENT GRADE FIXED INCOME FUND

Portfolio of Investments

July 31, 2012

(Unaudited)

	Par Value	Value
CORPORATE BONDS AND NOTES — 92.8%
Airlines — 0.9%
Delta Air Lines
Series 2010-2, Class B
6.75%, 11/23/2015 (a)	$200,000	$204,000

Banks — 26.8%
Ally Financial, Inc.
5.50%, 02/15/2017	400,000	416,707
Ally Financial, Inc.
Callable 06/15/2012 at 100
7.38%, 11/15/2016	125,000	123,249
CIT Group, Inc.
4.25%, 08/15/2017	250,000	250,000
CIT Group, Inc.
5.00%, 08/15/2022	250,000	250,000
Citigroup, Inc.
1.24%, 04/01/2014 (b)	800,000	792,383
Fifth Third Capital Trust IV
Callable 04/15/2017 at 100
6.50%, 04/15/2037 (c)	700,000	699,125
Goldman Sachs Group, Inc.
3.63%, 02/07/2016	250,000	255,866
Huntington Capital III
Callable 05/15/2017 at 100
6.65%, 05/15/2037 (c)	835,000	818,300
JPMorgan Chase & Co.
3.15%, 07/05/2016	300,000	315,420
JPMorgan Chase & Co.
Callable 04/30/2018 at 100
7.90%, 04/29/2049 (c)	350,000	386,246
Morgan Stanley
1.87%, 01/24/2014 (b)	300,000	295,554

	Par Value	Value
CORPORATE BONDS AND NOTES — (Continued)
Banks — (Continued)
Morgan Stanley
4.75%, 03/22/2017	$250,000	$253,652
Morgan Stanley
5.50%, 07/28/2021	300,000	303,175
Northern Trust Corp.
2.38%, 08/02/2022	200,000	200,337
Wells Fargo & Co.
1.50%, 07/01/2015	250,000	252,425
Wells Fargo & Co.
2.10%, 05/08/2017	300,000	307,170

		5,919,609

Beverage — 1.1%
Pepsico, Inc.
0.35%, 05/10/2013 (b)	250,000	250,500

Biotechnology — 1.3%
Amgen, Inc.
Callable 03/15/2021 at 100
4.10%, 06/15/2021	250,000	275,355

Chemicals — 3.1%
Cabot Corp.
2.55%, 01/15/2018	150,000	151,778
Dow Chemical Co. (The)
2.50%, 02/15/2016	150,000	155,948
E.I. Du Pont de Nemours & Co.
1.95%, 01/15/2016	200,000	208,150
Ecolab, Inc.
4.35%, 12/08/2021	150,000	170,056

		685,932

Cosmetics / Personal care — 1.3%
Colgate-Palmolive Co.
1.95%, 02/01/2023	300,000	297,180

See accompanying Notes to Quarterly Portfolio of Investments.

1

ESTABROOK INVESTMENT GRADE FIXED INCOME FUND

Portfolio of Investments (Continued)

July 31, 2012

(Unaudited)

	Par Value	Value
CORPORATE BONDS AND NOTES — (Continued)
Diversified Financial Services — 15.7%
American Express Co.,
Sub Notes Callable 09/01/2016 at 100
6.80%, 09/01/2066 (c)	$300,000	$318,750
American Express Credit Corp.
1.75%, 06/12/2015	300,000	307,179
American Express Credit Corp.
2.38%, 03/24/2017	200,000	210,142
Caterpillar Financial Services Corp.
0.60%, 04/01/2014 (b)	145,000	145,543
Ford Motor Credit Co., LLC
3.00%, 06/12/2017	250,000	248,908
Ford Motor Credit Co., LLC
5.75%, 02/01/2021	400,000	437,290
General Electric Capital Corp.
Callable 06/15/2022 at 100
7.13%, 12/15/2049 (c)	400,000	432,796
General Electric Capital Corp.
Callable 12/15/2022 at 100
6.25%, 12/15/2049 (c)	250,000	255,730
General Electric Capital Corp.
Callable 11/15/2017 at 100
6.38%, 11/15/2067 (c)	200,000	210,820
Goldman Sachs Capital I
6.35%, 02/15/2034	350,000	340,198
Merrill Lynch & Co., Inc.
6.88%, 11/15/2018	250,000	290,817

	Par Value	Value
CORPORATE BONDS AND NOTES — (Continued)
Diversified Financial Services — (Continued)
SLM Corp.
2.54%, 09/15/2014 (b)	$270,000	$257,742

		3,455,915

Electronics — 1.6%
Jabil Circuit, Inc.
8.25%, 03/15/2018	72,000	86,400
Jabil Circuit, Inc.
5.63%, 12/15/2020	250,000	265,625

		352,025

Food — 1.2%
Kraft Foods Group, Inc.
2.25%, 06/05/2017 (a)	250,000	257,924

Healthcare-Products — 1.0%
Boston Scientific Corp.
4.50%, 01/15/2015	200,000	214,079

Healthcare-Services — 1.0%
UnitedHealth Group, Inc.
Callable 12/15/2021 at 100
2.88%, 03/15/2022	210,000	217,965

Insurance — 5.0%
American International Group, Inc.
Callable 05/15/2038 at 100
8.18%, 05/15/2068 (c)	500,000	570,000
Lincoln National Corp.
Callable 05/17/2016 at 100
7.00%, 05/17/2066 (c)	250,000	248,125

See accompanying Notes to Quarterly Portfolio of Investments.

2

ESTABROOK INVESTMENT GRADE FIXED INCOME FUND

Portfolio of Investments (Continued)

July 31, 2012

(Unaudited)

	Par Value	Value
CORPORATE BONDS AND NOTES — (Continued)
Insurance — (Continued)
Lincoln National Corp.
Callable 04/20/2017 at 100
6.05%, 04/20/2067 (c)	$300,000	$289,500

		1,107,625

Leisure Time — 1.4%
Harley-Davidson Financial Services, Inc.
3.88%, 03/15/2016 (a)	300,000	318,479

Lodging — 1.1%
Wyndham Worldwide Corp.
Callable 02/01/2017 at 100
2.95%, 03/01/2017	250,000	251,816

Media — 5.4%
Comcast Corp.
3.13%, 07/15/2022	125,000	130,830
NBC Universal Media, LLC
2.88%, 04/01/2016	200,000	211,034
Time Warner Cable, Inc.
Callable 06/01/2021 at 100
4.00%, 09/01/2021	100,000	110,149
Time Warner, Inc.
3.15%, 07/15/2015	200,000	212,528
Time Warner, Inc.
3.40%, 06/15/2022	250,000	263,731
Viacom, Inc.
3.88%, 12/15/2021	250,000	273,295

		1,201,567

Oil & Gas — 5.9%
Anadarko Petroleum Corp.
5.95%, 09/15/2016	200,000	231,434

	Par Value	Value
CORPORATE BONDS AND NOTES — (Continued)
Oil & Gas — (Continued)
BP Capital Markets PLC
3.20%, 03/11/2016	$100,000	$107,304
Marathon Petroleum Corp.
3.50%, 03/01/2016	125,000	132,349
Newfield Exploration Co.
5.63%, 07/01/2024	200,000	213,250
Rowan Cos., Inc.
Callable 03/01/2022 at 100
4.88%, 06/01/2022	350,000	364,535
Total Capital International SA
1.55%, 06/28/2017	250,000	254,189

		1,303,061

Pipelines — 3.1%
Enterprise Products Operating LLC
Callable 01/15/2018 at 100
7.03%, 01/15/2068 (c)	235,000	256,150
Kinder Morgan Energy Partners LP
Callable 06/01/2022 at 100
3.95%, 09/01/2022	300,000	316,515
Plains All American Pipeline LP/PAA Finance Corp.
5.63%, 12/15/2013	100,000	106,360

		679,025

REIT — 8.7%
BioMed Realty LP
Callable 03/15/2016 at 100
3.85%, 04/15/2016	200,000	208,349

See accompanying Notes to Quarterly Portfolio of Investments.

3

ESTABROOK INVESTMENT GRADE FIXED INCOME FUND

Portfolio of Investments (Continued)

July 31, 2012

(Unaudited)

	Par Value	Value
CORPORATE BONDS AND NOTES — (Continued)
REIT — (Continued)
BioMed Realty LP
Callable 04/15/2022 at 100
4.25%, 07/15/2022	$200,000	$207,571
CubeSmart LP
Callable 04/15/2022 at 100
4.80%, 07/15/2022	200,000	211,271
DDR Corp.
5.50%, 05/01/2015	165,000	176,501
DDR Corp.
7.50%, 04/01/2017	200,000	230,153
DDR Corp.
Callable 04/15/2022 at 100
4.63%, 07/15/2022	400,000	407,979
Digital Realty Trust LP
5.25%, 03/15/2021	250,000	275,642
HCP, Inc.
Callable 05/01/2022 at 100
3.15%, 08/01/2022	200,000	197,629

		1,915,095

Retail — 1.0%
Macy’s Retail Holdings, Inc.
5.75%, 07/15/2014	200,000	217,004

Semiconductors — 0.7%
Texas Instruments, Inc.
0.45%, 08/03/2015	150,000	149,467

Telecommunications — 2.9%
AT&T, Inc.
3.00%, 02/15/2022	250,000	264,024
Cisco Systems, Inc.
3.15%, 03/14/2017	150,000	164,883

	Par Value	Value
CORPORATE BONDS AND NOTES — (Continued)
Telecommunications — (Continued)
Vodafone Group PLC
2.88%, 03/16/2016	$200,000	$212,217

		641,124

Transportation — 2.6%
Gulfmark Offshore, Inc.
Callable 03/15/2017 at 103.19
6.38%, 03/15/2022 (a)	550,000	562,375

TOTAL CORPORATE BONDS AND NOTES (Cost $19,809,048)		20,477,122

U.S. TREASURY OBLIGATIONS — 6.1%
United States Treasury Note — 6.1%
1.75%, 05/15/2022	700,000	716,516
2.00%, 02/15/2022	600,000	629,531

		1,346,047

TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,301,462)		1,346,047

TOTAL INVESTMENTS - 98.9% (Cost $21,110,510)*		21,823,169
OTHER ASSETS IN EXCESS OF LIABILITIES - 1.1%		235,737

NET ASSETS - 100.0%		$22,058,906

(a)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities were purchased in accordance with the guidelines approved by the Fund’s Board of Trustees and may be resold, in transactions exempt from registration, to qualified institutional buyers. At July 31, 2012, these securities amounted to $1,342,778 or 6.1% of net assets. These securities have been determined by the Adviser to be liquid securities.
(b)	Variable or Floating Rate Security. Rate shown is

See accompanying Notes to Quarterly Portfolio of Investments.

4

ESTABROOK INVESTMENT GRADE FIXED INCOME FUND

Portfolio of Investments (Concluded)

July 31, 2012

(Unaudited)

as of July 31, 2012.
(c)	Fix-to Float Bond. Rate shown is as of July 31, 2012.
*	The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis are as follows:

Aggregate cost	$21,110,510

Gross unrealized appreciation	741,481
Gross unrealized depreciation	(28,822)

Net unrealized appreciation	$712,659

REIT Real Estate Investment Trust

See accompanying Notes to Quarterly Portfolio of Investments.

5

ESTABROOK INVESTMENT GRADE FIXED INCOME FUND

Notes to the Quarterly Portfolio of Investments

July 31, 2012

(Unaudited)

A. Portfolio Valuation:

Portfolio Valuation – The Estabrook Investment Grade Fixed Income Fund’s (the “Fund”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued at their last sale price on the NYSE on the day the security is valued. Lacking any sales on such day, the security will be valued at the mean between the last asked price and the last bid price prior to the market close. Securities listed on other exchanges (and not subject to restriction against sale by the Fund on such exchanges) will be similarly valued, using quotations on the exchange on which the security is traded most extensively. Unlisted securities that are quoted on the National Association of Securities Dealers National Market System, for which there have been sales of such securities on such day, shall be valued at the official closing price on such system on the day the security is valued. If there are no such sales on such day, the value shall be the mean between the last asked price and the last bid price prior to market close. The value of such securities quoted on the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system, but not listed on the National Market System, shall be valued at the mean between closing asked price and the closing bid price. Unlisted securities that are not quoted on the NASDAQ and for which over-the-counter market quotations are readily available will be valued at the mean between the current bid and asked prices for such security in the over-the-counter market. Fixed income securities are valued based on market quotations, which are furnished by an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are generally valued at amortized cost, which approximates fair value. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Trust’s Board of Trustees. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

Fair Value Measurements – The inputs and valuations techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

•	Level 1	—	quoted prices in active markets for identical securities;

•	Level 2	—	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3	—	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

6

ESTABROOK INVESTMENT GRADE FIXED INCOME FUND

Notes to the Quarterly Portfolio of Investments (Concluded)

July 31, 2012

(Unaudited)

The fair value of the Fund’s bonds are generally based on quotes received from brokers of independent pricing services. Bonds with quotes that are based on actual trades with a sufficient level of activity on or near the measurement date are classified as Level 2 assets.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of July 31, 2012, in valuing the Fund’s investments carried at fair value:

	Total Value at 07/31/12	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Corporate Bonds and Notes	$20,477,122	$—	$20,477,122	$—
U.S. Treasury Obligations	1,346,047	—	1,346,047	—

Total Investments	$21,823,169	$—	$21,823,169	$—

At the end of each calendar quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For the period ended July 31, 2012, there were no transfers between Levels 1, 2 and 3 for the Fund.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

7

FORMULA INVESTING FUNDS

Formula Investing U.S. Value 1000 Fund

Portfolio of Investments

July 31, 2012

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — 97.6%
Basic Materials — 2.4%
Air Products & Chemicals, Inc.	5	$402
Albemarle Corp.	314	18,281
Buckeye Technologies, Inc.	1,577	47,499
Cabot Corp.	11	429
CF Industries Holdings, Inc.	776	151,910
Chemtura Corp.*	26	352
Cliffs Natural Resources, Inc.	39	1,595
Coeur d’Alene Mines Corp.*	51	832
Cytec Industries, Inc.	12	739
Eastman Chemical Co.	284	14,848
El du Pont de Nemours & Co.	30	1,491
Ferro Corp.*	268	823
Freeport-McMoRan Copper & Gold, Inc.	1,050	35,353
Gold Resource Corp.	30	538
Hecla Mining Co.	276	1,242
HudBay Minerals, Inc. (Canada)	77	651
Huntsman Corp.	48	607
Innophos Holdings, Inc.	14	812
International Flavors & Fragrances, Inc.	281	15,663
Kronos Worldwide, Inc.	6,234	105,479
Minerals Technologies, Inc.	991	63,365
Monsanto Co.	11	942
Mosaic Co. (The)	192	11,157
NewMarket Corp.	293	67,355
Newmont Mining Corp.	33	1,468
Olin Corp.	49	992
PolyOne Corp.	1,984	29,224
PPG Industries, Inc.	402	44,003
Reliance Steel & Aluminum Co.	12	618
Rockwood Holdings, Inc.	15	663
Schweitzer-Mauduit International, Inc.	528	35,957
Sherwin-Williams Co. (The)	5	672
Sigma-Aldrich Corp.	11	761
Southern Copper Corp.	3,846	124,149
Valspar Corp.	25	1,255
Westlake Chemical Corp.	483	28,671
WR Grace & Co.*	1,772	99,303

		910,101

Communications — 9.5%
ADTRAN, Inc.	5,820	125,596
AMC Networks, Inc., Class A*	359	15,566
Amdocs Ltd. (Channel Islands)*	4,314	128,341

	Number of Shares	Value
COMMON STOCKS — (Continued)
Communications — (Continued)
Ancestry.com, Inc.*	3,198	$107,037
Anixter International, Inc.	1,466	83,430
AOL, Inc.*	630	20,072
Arris Group, Inc.*	89	1,129
BroadSoft, Inc.*	18	442
Cablevision Systems Corp., Class A	740	11,352
CBS Corp., Class B, non-voting shares	3,263	109,180
Cisco Systems, Inc.	9,274	147,920
Comcast Corp., Class A	566	18,423
DIRECTV, Class A*	1,660	82,436
Discovery Communications, Inc., Class A*	299	15,138
DISH Network Corp., Class A	3,484	107,168
Expedia, Inc.	2,300	131,077
F5 Networks, Inc.*	11	1,027
Factset Research Systems, Inc.	12	1,116
Gannett Co., Inc.	9,400	132,634
Harris Corp.	2,864	119,286
IAC/InterActiveCorp.	11	579
InterDigital, Inc.	5,789	158,040
Interpublic Group of Cos., Inc. (The)	13,070	129,001
IPG Photonics Corp.*	14	726
John Wiley & Sons, Inc.	1,742	83,006
Liberty Media Corp. - Liberty Capital*	—	29
Liquidity Services, Inc.*	22	1,006
McGraw-Hill Cos., Inc. (The)	3,055	143,463
Meredith Corp.	3,820	126,213
MetroPCS Communications, Inc.*	47	412
Motorola Solutions, Inc.	1,787	86,384
Netgear, Inc.*	3,526	122,105
NeuStar, Inc., Class A*	2,560	90,650
New York Times Co. (The), Class A*	3,391	26,280
News Corp., Class A	3,699	85,151
Nielsen Holdings NV (Netherlands)*	23	656
Omnicom Group, Inc.	2,417	121,285
OpenTable, Inc.*	16	582
Plantronics, Inc.	3,749	123,042
Polycom, Inc.*	8,966	78,363
priceline.com, Inc.*	2	1,323
Sapient Corp.	3,271	32,579
Scholastic Corp.	4,343	130,855
Scripps Networks Interactive, Inc., Class A	728	39,203

See accompanying Notes to the Quarterly Portfolio of Investments.

FORMULA INVESTING FUNDS

Formula Investing U.S. Value 1000 Fund

Portfolio of Investments (Continued)

July 31, 2012

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Communications — (Continued)
Symantec Corp.*	5,516	$86,877
TIBCO Software, Inc.*	17	478
Time Warner, Inc.	2,395	93,692
Travelzoo, Inc.*	6,764	146,170
TripAdvisor, Inc.*	68	2,544
Ubiquiti Networks, Inc.*	85	1,202
ValueClick, Inc.*	8,030	126,151
VeriSign, Inc.*	15	666
Viacom, Inc., Class B	3,026	141,344
Washington Post Co. (The), Class B	92	31,142
WebMD Health Corp.*	6,419	94,423
Yahoo!, Inc.*	1,987	31,474

		3,695,466

Consumer, Cyclical — 15.3%
Advance Auto Parts, Inc.	1,663	116,659
Aeropostale, Inc.*	668	13,173
Alaska Air Group, Inc.*	14	488
Allison Transmission Holdings, Inc.	1,862	35,024
American Eagle Outfitters, Inc.	1,741	36,248
ANN, Inc.*	2,740	74,199
Arrow Electronics, Inc.*	2,006	67,702
Ascena Retail Group, Inc.*	6,696	122,805
Autoliv, Inc. (Sweden)	2,190	123,888
AutoZone, Inc.*	148	55,534
Bally Technologies, Inc.*	12	525
Beacon Roofing Supply, Inc.*	1,340	35,523
Bed Bath & Beyond, Inc.*	1,915	116,719
Big Lots, Inc.*	2,464	99,817
BorgWarner, Inc.*	642	43,078
Brunswick Corp.	30	660
Buckle, Inc. (The)	3,661	141,571
Carter’s, Inc.*	10	507
Cash America International, Inc.	2,445	93,692
Chico’s FAS, Inc.	5,031	77,075
Childrens Place Retail Stores, Inc. (The)*	87	4,420
Choice Hotels International, Inc.	547	21,924
Cinemark Holdings, Inc.	42	982
Cintas Corp.	733	29,049
Coach, Inc.	1,939	95,651
Coinstar, Inc.*	2,037	96,737
Copart, Inc.*	1,460	34,690
Crocs, Inc.*	5,379	82,568
CVS Caremark Corp.	1,619	73,260

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer, Cyclical — (Continued)
Dana Holding Corp.	50	$659
Deckers Outdoor Corp.*	1,793	74,786
Dick’s Sporting Goods, Inc.	243	11,936
Dillard’s, Inc., Class A	23	1,500
Dolby Laboratories, Inc., Class A*	4,356	153,549
Dollar General Corp.*	544	27,749
Dollar Tree, Inc.*	12	604
Domino’s Pizza, Inc.	1,432	48,888
DR Horton, Inc.	21	370
DSW, Inc., Class A	1,418	83,832
Dunkin’ Brands Group, Inc.	13	394
Express, Inc.*	8,757	140,988
EZCORP, Inc., Class A*	5,263	118,417
Finish Line, Inc. (The), Class A	4,893	102,166
First Cash Financial Services, Inc.*	11	441
Foot Locker, Inc.	2,676	88,362
Ford Motor Co.	33	305
Fossil, Inc.*	711	50,972
GameStop Corp., Class A	9,389	150,412
Gap, Inc. (The)	3,328	98,143
General Motors Co.*	2,049	40,386
Genesco, Inc.*	19	1,258
Genuine Parts Co.	649	41,556
GNC Holdings, Inc., Class A	16	616
Goodyear Tire & Rubber Co. (The)*	40	458
Guess?, Inc.	4,201	126,450
Harman International Industries, Inc .	18	726
Hasbro, Inc.	3,183	114,015
Herman Miller, Inc.	6,937	126,947
Hibbett Sports, Inc.*	20	1,215
Home Depot, Inc.	15	783
HSN, Inc.	2,434	103,104
Iconix Brand Group, Inc.*	2,002	35,495
Ingram Micro, Inc., Class A*	87	1,304
International Game Technology	6,450	73,014
International Speedway Corp., Class A	24	615
Interval Leisure Group, Inc.	2,572	47,170
Jones Apparel Group, Inc.	651	6,881
Jones Group, Inc. (The)	142	1,501
Jos. A. Bank Clothiers, Inc.*	585	24,722
Kohl’s Corp.	347	17,253
Lear Corp.	2,900	103,095
Lennar Corp., Class A	13	380

See accompanying Notes to the Quarterly Portfolio of Investments.

FORMULA INVESTING FUNDS

Formula Investing U.S. Value 1000 Fund

Portfolio of Investments (Continued)

July 31, 2012

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer, Cyclical — (Continued)
Limited Brands, Inc.	2,068	$98,333
Lowe’s Cos., Inc.	26	660
Macy’s, Inc.	1,794	64,297
Mattel, Inc.	1,889	66,436
McDonald’s Corp.	197	17,604
MDC Holdings, Inc.	18	573
Men’s Wearhouse, Inc. (The)	29	790
MSC Industrial Direct Co., Class A	740	50,860
Newell Rubbermaid, Inc.	2,943	51,944
Nordstrom, Inc.	759	41,092
Nu Skin Enterprises, Inc., Class A	2,696	137,523
OfficeMax, Inc.*	234	1,051
O’Reilly Automotive, Inc.*	495	42,441
Oshkosh Corp.*	2,845	64,069
Owens & Minor, Inc.	1,746	49,255
PACCAR, Inc.	8	320
PetSmart, Inc.	24	1,587
Pier 1 Imports, Inc.	4,068	67,081
Polaris Industries, Inc.	565	42,465
Pulte Group, Inc.*	25	282
PVH Corp.	688	54,648
Ralph Lauren Corp.	249	35,941
Ross Stores, Inc.	162	10,763
Ryland Group, Inc. (The)	15	358
Sally Beauty Holdings, Inc.*	61	1,612
Select Comfort Corp.*	4,112	106,953
Signet Jewelers, Ltd. (Bermuda)	14	615
Spirit Airlines, Inc.*	5,652	121,575
Standard Pacific Corp.*	69	391
Staples, Inc.	9,280	118,227
Steelcase, Inc., Class A	849	7,276
Steven Madden, Ltd.*	2,729	110,333
Tempur-Pedic International, Inc.*	5,330	151,852
Tenneco, Inc.*	52	1,523
Thor Industries, Inc.	3,884	111,587
TJX Cos., Inc.	1,987	87,984
Toll Brothers, Inc.*	7	204
Toro Co. (The)	23	865
TRW Automotive Holdings Corp.*	3,452	135,664
Unifirst Corp.	10	626
United Continental Holdings, Inc.*	42	793
United Stationers, Inc.	150	3,782
US Airways Group, Inc.*	150	1,719
Vera Bradley, Inc.*	3,390	77,258

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer, Cyclical — (Continued)
WABCO Holdings, Inc.*	1,681	$92,321
Walgreen Co.	202	7,345
Wal-Mart Stores, Inc.	7	521
Warnaco Group, Inc.*	1,056	45,049
Wesco Aircraft Holdings, Inc.*	99	1,322
WESCO International, Inc.*	27	1,504
Whirlpool Corp.	771	52,089
Williams-Sonoma, Inc.	2,242	77,910
WMS Industries, Inc.*	28	514
WW Grainger, Inc.	3	614
Wyndham Worldwide Corp.	86	4,476

		5,942,462

Consumer, Non-cyclical — 26.5%
Aaron’s, Inc.*	15	440
Abbott Laboratories	1,247	82,689
ABM Industries, Inc.	2,216	41,218
Acacia Research - Acacia Technologies*	22	623
Accretive Health, Inc.*	32	435
Acorda Therapeutics, Inc.*	3,104	74,713
Aetna, Inc.	4,307	155,310
Align Technology, Inc.*	23	781
Allergan, Inc.	7	574
Altria Group, Inc.	4,354	156,613
AMERIGROUP Corp.*	2,230	200,432
AmerisourceBergen Corp.	3,911	155,267
Amgen, Inc.	1,103	91,108
Apollo Group, Inc., Class A*	3,078	83,722
Arbitron, Inc.	3,046	106,823
Automatic Data Processing, Inc.	569	32,177
Avon Products, Inc.	2,785	43,140
B&G Foods, Inc.	59	1,652
Baxter International, Inc.	1,083	63,366
Becton Dickinson & Co.	597	45,199
Biogen Idec, Inc.*	4	583
Bio-Rad Laboratories, Inc., Class A*	516	49,644
Booz Allen Hamilton Holding Corp.	8,004	139,510
Bridgepoint Education, Inc.*	6,112	55,619
Brink’s Co. (The)	30	696
Bristol-Myers Squibb Co.	1,441	51,300
Bruker Corp.*	74	875
Campbell Soup Co.	2,638	87,344
Cardinal Health, Inc.	2,505	107,940
Career Education Corp.*	7,776	36,625

See accompanying Notes to the Quarterly Portfolio of Investments.

FORMULA INVESTING FUNDS

Formula Investing U.S. Value 1000 Fund

Portfolio of Investments (Continued)

July 31, 2012

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer, Non-cyclical — (Continued)
CareFusion Corp.*	3,204	$78,210
Catamaran Corp. (Canada)*	—	24
Celgene Corp.*	11	753
Centene Corp.*	1,457	55,424
Chemed Corp.	2,390	150,020
Church & Dwight Co., Inc.	22	1,267
CIGNA Corp.	8	322
Clorox Co. (The)	22	1,600
Coca-Cola Co. (The)	10	808
Coca-Cola Enterprises, Inc.	1,803	52,864
Colgate-Palmolive Co.	370	39,723
ConAgra Foods, Inc.	1,819	44,911
Convergys Corp.	5,310	78,269
CoreLogic, Inc.*	40	920
Corporate Executive Board Co. (The)	445	20,528
Coventry Health Care, Inc.	4,706	156,851
Covidien PLC (Ireland)	1,159	64,765
CR Bard, Inc.	874	85,005
Cubist Pharmaceuticals, Inc.*	2,230	96,024
Cyberonics, Inc.*	26	1,126
DaVita, Inc.*	529	52,064
Deluxe Corp.	6,165	174,593
Dr Pepper Snapple Group, Inc.	1,999	91,114
Education Management Corp.*	11,374	42,766
Eli Lilly & Co.	2,965	130,549
Endo Pharmaceuticals Holdings, Inc.*	3,745	111,339
Equifax, Inc.	364	17,050
Estee Lauder Cos., Inc. (The), Class A	10	524
Euronet Worldwide, Inc.*	32	585
Express Scripts Holding Co.*	899	52,088
FleetCor Technologies, Inc.*	399	14,731
Forest Laboratories, Inc.*	3,332	111,789
FTI Consulting, Inc.*	3,554	90,734
Gartner, Inc.*	31	1,376
General Mills, Inc.	1,148	44,428
Gilead Sciences, Inc.*	2,070	112,463
Global Payments, Inc.	2,673	114,458
Green Dot Corp., Class A*	8,102	84,585
Green Mountain Coffee Roasters, Inc.*	30	548
HCA Holdings, Inc.	47	1,245
Health Net, Inc.*	6,461	142,271
HealthSouth Corp.*	2,500	56,000

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer, Non-cyclical — (Continued)
Heartland Payment Systems, Inc.	51	$1,617
Helen of Troy Ltd. (Bermuda)*	44	1,340
Henry Schein, Inc.*	11	823
Herbalife, Ltd. (Cayman Islands)	2,652	145,568
Hertz Global Holdings, Inc.*	33	372
Hill-Rom Holdings, Inc.	3,181	83,183
HJ Heinz Co.	14	773
Hologic, Inc.*	60	1,111
Hormel Foods Corp.	1,771	49,429
Humana, Inc.	2,259	139,154
Impax Laboratories, Inc.*	1,834	40,751
Ingredion, Inc.	17	883
Intuitive Surgical, Inc.*	1	481
ITT Educational Services, Inc.*	1,998	77,562
J&J Snack Foods Corp.	138	7,975
Jarden Corp.	1,225	55,370
Jazz Pharmaceuticals PLC (Ireland)*	1,137	54,656
JM Smucker Co. (The)	39	2,995
Johnson & Johnson	1,045	72,335
Kellogg Co.	1,077	51,373
Kraft Foods, Inc., Class A	24	953
Kroger Co. (The)	45	998
Laboratory Corp. of America Holdings*	1,453	122,183
Lancaster Colony Corp.	15	1,039
Lender Processing Services, Inc.	5,147	126,976
Life Technologies Corp.*	38	1,667
Lincare Holdings, Inc.	2,130	88,182
Lorillard, Inc.	1,186	152,567
Magellan Health Services, Inc.*	3,247	156,505
Manpower, Inc.	2,020	71,872
Masimo Corp.*	2,101	47,062
MasterCard, Inc., Class A	148	64,612
MAXIMUS, Inc.	1,236	62,418
McKesson Corp.	1,373	124,572
Mead Johnson Nutrition Co.	9	657
Medicines Co. (The)*	557	13,947
Medicis Pharmaceutical Corp., Class A	3,172	104,422
MEDNAX, Inc.*	2,136	141,254
Medtronic, Inc.	3,431	135,250
Merck & Co., Inc.	1,217	53,755
Molina Healthcare, Inc.*	1,132	27,632
MoneyGram International, Inc.*	15	233

See accompanying Notes to the Quarterly Portfolio of Investments.

FORMULA INVESTING FUNDS

Formula Investing U.S. Value 1000 Fund

Portfolio of Investments (Continued)

July 31, 2012

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer, Non-cyclical — (Continued)
Monster Beverage Corp.*	14	$931
Morningstar, Inc.	15	871
Mylan, Inc.*	35	806
Myriad Genetics, Inc.*	5,797	144,055
Omnicare, Inc.	1,265	39,734
Par Pharmaceutical Cos., Inc.*	2,223	111,061
Patterson Cos., Inc.	844	28,780
Paychex, Inc.	1,350	44,131
PepsiCo, Inc.	18	1,309
Pfizer, Inc.	2,908	69,908
Pharmacyclics, Inc.*	41	2,182
Philip Morris International, Inc.	806	73,701
Post Holdings, Inc.*	50	1,480
Procter & Gamble Co. (The)	14	904
PSS World Medical, Inc.*	1,221	25,507
Quest Diagnostics, Inc.	2,017	117,853
Questcor Pharmaceuticals, Inc.*	2,444	90,110
Reynolds American, Inc.	2,695	124,698
Robert Half International, Inc.	2,068	55,857
Rollins, Inc.	49	1,155
RR Donnelley & Sons Co.	2,765	33,512
Safeway, Inc.	45	700
SAIC, Inc.	12,582	145,574
Salix Pharmaceuticals, Ltd.*	15	672
Select Medical Holdings Corp.*	9,108	97,000
Service Corp. International	46	591
Sirona Dental Systems, Inc.*	14	605
Smithfield Foods, Inc.*	746	13,801
Sotheby’s	3,018	88,578
Spectrum Brands Holdings, Inc.*	2,264	83,383
St Jude Medical, Inc.	2,372	88,618
STERIS Corp.	1,875	56,494
Strayer Education, Inc.	995	72,297
Stryker Corp.	2,321	120,762
SUPERVALU, Inc.	147	363
Sysco Corp.	48	1,411
Team Health Holdings, Inc.*	1,044	27,875
Techne Corp.	63	4,352
Teleflex, Inc.	13	829
TeleTech Holdings, Inc.*	737	12,131
Thoratec Corp.*	747	25,630
Total System Services, Inc.	2,395	56,642
Towers Watson & Co., Class A	1,152	67,542
Tupperware Brands Corp.	1,989	104,263

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer, Non-cyclical — (Continued)
Tyson Foods, Inc., Class A	608	$9,126
United Therapeutics Corp.*	2,996	164,121
UnitedHealth Group, Inc.	2,809	143,512
Universal American Corp.*	22	197
Universal Corp.	32	1,457
Universal Health Services, Inc., Class B	45	1,759
Valassis Communications, Inc.*	7,005	157,963
Varian Medical Systems, Inc.*	2,057	112,271
VCA Antech, Inc.*	2,672	48,630
Vector Group, Ltd.	5,355	90,981
Verisk Analytics, Inc., Class A*	35	1,759
Vertex Pharmaceuticals, Inc.*	51	2,474
Viropharma, Inc.*	6,859	148,909
Warner Chilcott PLC, Class A (Ireland)*	6,312	107,304
Weight Watchers International, Inc.	2,542	128,625
Weis Markets, Inc.	15	653
Wellcare Health Plans, Inc.*	2,933	190,117
WellPoint, Inc.	2,758	146,974
Western Union Co. (The)	7,822	136,337
Zimmer Holdings, Inc.	1,780	104,895

		10,266,361

Diversified — 0.3%
Leucadia National Corp.	6,185	134,091

Energy — 1.4%
Apache Corp.	5	431
C&J Energy Services, Inc.*	5,909	110,971
CARBO Ceramics, Inc.	7	449
Chevron Corp.	264	28,929
Cloud Peak Energy, Inc.*	59	976
ConocoPhillips	198	10,779
Core Laboratories NV (Netherlands)*	7	781
CVR Energy, Inc.*	32	914
Delek US Holdings, Inc.	65	1,283
Denbury Resources, Inc.*	40	605
Devon Energy Corp.	10	591
Diamond Offshore Drilling, Inc.	224	14,654
Exxon Mobil Corp.	110	9,553
Halliburton Co.	292	9,674
Helix Energy Solutions Group, Inc.*	131	2,342
Helmerich & Payne, Inc.	9	418
Hess Corp.	7	330
HollyFrontier Corp.	583	21,798

See accompanying Notes to the Quarterly Portfolio of Investments.

FORMULA INVESTING FUNDS

Formula Investing U.S. Value 1000 Fund

Portfolio of Investments (Continued)

July 31, 2012

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Energy — (Continued)
Key Energy Services, Inc.*	86	$689
Marathon Oil Corp.	37	979
Marathon Petroleum Corp.	1,377	65,132
Murphy Oil Corp.	20	1,073
Nabors Industries, Ltd. (Bermuda)*	40	554
National Oilwell Varco, Inc.	510	36,873
Occidental Petroleum Corp.	6	522
Patterson-UTI Energy, Inc.	33	511
Permian Basin Royalty Trust	4,611	84,105
Pioneer Natural Resources Co.	3	266
RPC, Inc.	508	6,833
San Juan Basin Royalty Trust	20	326
Stone Energy Corp.*	23	604
Tesoro Corp.*	245	6,774
Unit Corp.*	13	517
Valero Energy Corp.	59	1,623
W&T Offshore, Inc.	24	444
Western Refining, Inc.	5,532	130,168
Williams Cos., Inc. (The)	12	381

		553,852

Financial — 13.6%
Affiliated Managers Group, Inc.*	64	7,142
Aflac, Inc.	2,931	128,319
Alexander & Baldwin, Inc.*	16	513
Alexander’s, Inc. REIT	1	427
Alleghany Corp.*	221	76,424
Allied World Assurance Co. Holdings, AG (Switzerland)	13	981
Allstate Corp. (The)	933	32,002
American Capital, Ltd.*	4,500	44,820
American Express Co.	853	49,227
American Financial Group, Inc.	10	377
American International Group, Inc.*	25	782
American National Insurance Co.	6	423
Ameriprise Financial, Inc.	1,518	78,511
Aon PLC (United Kingdom)	9	443
Arch Capital Group, Ltd. (Bermuda)*	12	466
Associated Banc-Corp.	43	537
Assurant, Inc.	3,883	140,603
Axis Capital Holdings, Ltd. (Bermuda)	2,494	81,953
BancorpSouth, Inc.	70	1,014
Bank of America Corp.	1,539	11,296
Bank of Hawaii Corp.	10	467
BankUnited, Inc.	420	10,231

	Number of Shares	Value
COMMON STOCKS — (Continued)
Financial — (Continued)
BB&T Corp.	2,241	$70,300
Berkshire Hathaway Inc., Class B*	232	19,683
BlackRock, Inc.	3	511
BOK Financial Corp.	876	49,485
Brandywine Realty Trust REIT	25	297
BRE Properties, Inc. REIT	8	421
Brookfield Properties Corp. (Canada)	8,417	143,678
Calamos Asset Management, Inc., Class A	135	1,427
Camden Property Trust REIT	3	214
Capital One Financial Corp.	1,330	75,132
Capitol Federal Financial, Inc.	66	774
Capstead Mortgage Corp. REIT	29	408
Cathay General Bancorp	95	1,538
CBL & Associates Properties, Inc. REIT	10	197
CBOE Holdings, Inc.	499	14,221
CBRE Group, Inc., Class A*	31	483
Charles Schwab Corp. (The)	55	695
Chubb Corp. (The)	6	436
Citigroup, Inc.	931	25,258
City National Corp.	1,884	92,844
CME Group, Inc.	1,248	65,033
CNA Financial Corp.	3,618	94,466
CNO Financial Group, Inc.	16,032	132,905
Cohen & Steers, Inc.	12	396
Colonial Properties Trust REIT	8	181
Comerica, Inc.	3,368	101,747
Commerce Bancshares, Inc.	1,580	62,220
CommonWealth REIT	12	219
Community Bank System, Inc.	105	2,889
Corporate Office Properties Trust REIT	8	178
Credit Acceptance Corp.*	5	479
Cullen/Frost Bankers, Inc.	8	442
CVB Financial Corp.	74	873
DDR Corp. REIT	17	256
Discover Financial Services	696	25,028
Duke Realty Corp. REIT	22	318
East West Bancorp, Inc.	6,205	135,269
EastGroup Properties, Inc. REIT	9	481
Eaton Vance Corp.	4,098	108,720
Enstar Group, Ltd. (Bermuda)*	6	561
Equity Lifestyle Properties, Inc. REIT	3	216

See accompanying Notes to the Quarterly Portfolio of Investments.

FORMULA INVESTING FUNDS

Formula Investing U.S. Value 1000 Fund

Portfolio of Investments (Continued)

July 31, 2012

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Financial — (Continued)
Equity Residential REIT	3	$190
Erie Indemnity Co., Class A	10	713
EverBank Financial Corp.*	43	515
Everest Re Group, Ltd. (Bermuda)	106	10,780
Federal Realty Investment Trust REIT	3	326
Federated Investors, Inc., Class B	21	422
Fidelity National Financial, Inc., Class A	67	1,248
Fifth Third Bancorp	10,310	142,484
First American Financial Corp.	4,264	78,116
First Citizens BancShares, Inc., Class A	502	82,474
First Financial Bankshares, Inc.	40	1,380
First Niagara Financial Group, Inc.	9,015	68,334
First Republic Bank	31	1,008
FirstMerit Corp.	2,253	36,499
FNB Corp.	83	903
Franklin Resources, Inc.	631	72,533
Fulton Financial Corp.	8,883	81,635
GAMCO Investors, Inc., Class A	993	44,377
General Growth Properties, Inc. REIT	14	254
Genworth Financial, Inc., Class A*	57	287
Greenhill & Co., Inc.	15	596
HCC Insurance Holdings, Inc.	19	582
HCP, Inc. REIT	7	330
Health Care, Inc. REIT	7	436
Healthcare Realty Trust, Inc. REIT	11	270
Host Hotels & Resorts, Inc. REIT	29	426
Huntington Bancshares, Inc.	314	1,952
IntercontinentalExchange, Inc.*	4	525
International Bancshares Corp.	24	440
Invesco, Ltd. ADR (Bermuda)	2,005	44,371
Investors Bancorp, Inc.*	1,675	27,252
Janus Capital Group, Inc.	15,785	114,126
Jefferies Group, Inc.	8,898	111,581
Jones Lang LaSalle, Inc.	312	20,807
JPMorgan Chase & Co.	3,547	127,692
KeyCorp.	4,351	34,721
Kimco Realty Corp. REIT	12	234
Knight Capital Group, Inc., Class A*	5,637	58,230
Lexington Realty Trust REIT	21	188
Lincoln National Corp.	70	1,403
Loews Corp.	931	36,858
LPL Financial Holdings, Inc.	660	18,493

	Number of Shares	Value
COMMON STOCKS — (Continued)
Financial — (Continued)
M&T Bank Corp.	525	$45,066
Markel Corp.*	1	432
MarketAxess Holdings, Inc.	16	484
Marsh & McLennan Cos., Inc.	897	29,789
MB Financial, Inc.	76	1,534
Mercury General Corp.	1,572	56,938
MetLife, Inc.	4,902	150,835
MFA Financial, Inc. REIT	32	259
Montpelier Re Holdings, Ltd. (Bermuda)	26	527
Morgan Stanley	9,445	129,019
NASDAQ OMX Group, Inc. (The)	3,954	89,756
National Health Investors, Inc. REIT	5	268
National Penn Bancshares, Inc.	54	477
National Retail Properties, Inc. REIT	10	295
Nationstar Mortgage Holdings, Inc.*	36	793
Nelnet, Inc., Class A	2,497	58,704
New York Community Bancorp, Inc.	6,394	82,994
Northwest Bancshares, Inc.	31	361
NYSE Euronext	4,611	117,488
Old National Bancorp	5,888	72,069
Omega Healthcare Investors, Inc. REIT	11	267
Park National Corp.	80	5,419
People’s United Financial, Inc.	2,376	27,229
PNC Financial Services Group, Inc.	14	827
Popular, Inc.*	—	3
Post Properties, Inc. REIT	4	207
Principal Financial Group, Inc.	17	435
PrivateBancorp, Inc.	47	720
ProAssurance Corp.	11	985
Progressive Corp. (The)	28	553
Prospect Capital Corp.	2,519	27,911
Prosperity Bancshares, Inc.	609	24,707
Protective Life Corp.	4,157	116,022
Prudential Financial, Inc.	2,534	122,342
PS Business Parks, Inc. REIT	5	338
Public Storage REIT	3	447
Raymond James Financial, Inc.	17	572
Regency Centers Corp. REIT	1	48
Regions Financial Corp.	150	1,044
Reinsurance Group of America, Inc.	33	1,837
RenaissanceRe Holdings, Ltd. (Bermuda)	7	518

See accompanying Notes to the Quarterly Portfolio of Investments.

FORMULA INVESTING FUNDS

Formula Investing U.S. Value 1000 Fund

Portfolio of Investments (Continued)

July 31, 2012

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Financial — (Continued)
RLI Corp.	914	$58,871
Rouse Properties, Inc. REIT	1	7
Signature Bank*	231	14,899
SLM Corp.	8,091	129,375
StanCorp Financial Group, Inc.	12	357
State Street Corp.	775	31,294
Stifel Financial Corp.*	1,597	48,070
SunTrust Banks, Inc.	17	402
Susquehanna Bancshares, Inc.	119	1,269
SVB Financial Group*	2,079	120,187
Symetra Financial Corp.	5,500	63,965
Synovus Financial Corp.	440	836
T. Rowe Price Group, Inc.	28	1,701
Tanger Factory Outlet Centers REIT	6	193
Taubman Centers, Inc. REIT	3	233
TD Ameritrade Holding Corp.	797	12,688
Texas Capital Bancshares, Inc.*	1,745	75,192
TFS Financial Corp.*	44	414
Torchmark Corp.	10	498
Travelers Cos., Inc. (The)	7	439
UDR, Inc. REIT	11	293
UMB Financial Corp.	8	384
Umpqua Holdings Corp.	64	799
United Bankshares, Inc.	365	8,505
US Bancorp	3,046	102,041
Validus Holdings, Ltd. (Bermuda)	12	390
Valley National Bancorp	39	363
Visa, Inc., Class A	308	39,754
Vornado Realty Trust REIT	3	251
Waddell & Reed Financial, Inc., Class A	1,486	43,228
Washington Federal, Inc.	4,651	74,090
Washington REIT	9	240
Webster Financial Corp.	44	903
Weingarten Realty Investors REIT	12	323
Wells Fargo & Co.	2,658	89,867
Westamerica Bancorporation	13	598
Weyerhaeuser Co. REIT	18	420
Wintrust Financial Corp.	1,032	37,885
World Acceptance Corp.*	6	428
WR Berkley Corp.	12	440
Zions Bancorporation	1,058	19,256

		5,275,695

	Number of Shares	Value
COMMON STOCKS — (Continued)
Industrial — 14.6%
3M Co.	835	$76,177
Actuant Corp., Class A	3,209	91,328
Acuity Brands, Inc.	440	25,494
AECOM Technology Corp.*	1,685	27,314
AGCO Corp.*	17	745
Agilent Technologies, Inc.	2,954	113,109
Alliant Techsystems, Inc.	2,665	123,443
Amerco, Inc.	5	467
AMETEK, Inc.	409	12,679
Amphenol Corp., Class A	24	1,413
Applied Industrial Technologies, Inc.	1,023	38,015
Avnet, Inc.*	1,070	33,705
AVX Corp.	6,017	58,606
Babcock & Wilcox Co. (The)*	30	753
Ball Corp.	11	457
Barnes Group, Inc.	307	7,325
BE Aerospace, Inc.*	17	667
Belden, Inc.	1,847	59,344
Brady Corp., Class A	3,996	106,014
C.H. Robinson Worldwide, Inc.	1,166	61,623
Carlisle Cos., Inc.	29	1,464
Caterpillar, Inc.	8	674
Chicago Bridge & Iron Co. NV (Netherlands)	2,893	103,396
CLARCOR, Inc.	172	8,316
Cognex Corp.	2,511	84,872
Coherent, Inc.*	11	537
Cooper Industries PLC (Ireland)	207	14,879
Crane Co.	2,501	97,539
Crown Holdings, Inc.*	24	862
CSX Corp.	39	895
Cubic Corp.	2,204	106,607
Cummins, Inc.	813	77,967
Curtiss-Wright Corp.	19	569
Cymer, Inc.*	13	744
Danaher Corp.	44	2,324
Darling International, Inc.*	7,839	129,500
Deere & Co.	5	384
Dover Corp.	1,577	85,899
Eaton Corp.	790	34,634
EMCOR Group, Inc.	4,003	105,399
Emerson Electric Co.	1,524	72,801
Energizer Holdings, Inc.*	605	47,051
EnerSys*	54	1,844

See accompanying Notes to the Quarterly Portfolio of Investments.

FORMULA INVESTING FUNDS

Formula Investing U.S. Value 1000 Fund

Portfolio of Investments (Continued)

July 31, 2012

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Industrial — (Continued)
Expeditors International of Washington, Inc.	2,363	$84,052
FedEx Corp.	9	813
FEI Co.	1,312	62,596
FLIR Systems, Inc.	3,951	80,798
Flowserve Corp.	234	28,075
Fluor Corp.	2,649	131,337
Foster Wheeler AG (Switzerland)*	7,614	137,357
Gardner Denver, Inc.	1,958	111,567
Garmin, Ltd. (Switzerland)	3,190	123,166
GATX Corp.	10	421
Generac Holdings, Inc.	35	799
General Cable Corp.*	47	1,228
General Dynamics Corp.	2,056	130,433
General Electric Co.	22	456
Gentex Corp.	111	1,777
Graco, Inc.	478	21,931
Greif, Inc., Class A	15	649
Heartland Express, Inc.	55	764
Hillenbrand, Inc.	5,470	94,576
Honeywell International, Inc.	1,142	66,293
Hub Group, Inc., Class A*	22	654
Hubbell, Inc., Class B	1,043	85,818
Huntington Ingalls Industries, Inc.*	23	897
IDEX Corp.	1,619	61,765
Illinois Tool Works, Inc.	1,367	74,283
Ingersoll-Rand PLC (Ireland)	2,308	97,882
Itron, Inc.*	1,030	40,139
ITT Corp.*	3,430	64,278
Jabil Circuit, Inc.	42	911
Jacobs Engineering Group, Inc.*	2,630	101,439
Joy Global, Inc.	15	779
Kaydon Corp.	22	464
KBR, Inc.	3,594	94,307
Kennametal, Inc.	41	1,513
L-3 Communications Holdings, Inc.	1,704	120,797
Landstar System, Inc.	623	30,782
Lincoln Electric Holdings, Inc.	1,621	64,645
Littelfuse, Inc.	1,227	65,816
Lockheed Martin Corp.	1,518	135,512
Middleby Corp.*	10	979
Mine Safety Appliances Co.	1,258	43,175
Molex, Inc.	453	11,379
Moog, Inc., Class A*	30	1,092

	Number of Shares	Value
COMMON STOCKS — (Continued)
Industrial — (Continued)
Mueller Industries, Inc.	670	$28,562
Nordson Corp.	1,279	65,562
Norfolk Southern Corp.	12	889
Northrop Grumman Corp.	2,348	155,438
Owens-Illinois, Inc.*	78	1,439
Parker Hannifin Corp.	1,337	107,388
Precision Castparts Corp.	180	28,001
Raytheon Co.	2,841	157,619
Republic Services, Inc.	18	521
Robbins & Myers, Inc.	2,623	120,238
Rockwell Automation, Inc.	1,432	96,460
Rockwell Collins, Inc.	1,130	57,144
Roper Industries, Inc.	20	1,989
Sauer-Danfoss, Inc.	3,741	135,387
Snap-on, Inc.	1,055	71,508
Stericycle, Inc.*	7	650
Swift Transportation Co.*	68	564
Tech Data Corp.*	2,485	124,498
Teledyne Technologies, Inc.*	967	60,244
Terex Corp.*	45	877
Tetra Tech, Inc.*	1,077	27,690
Timken Co.	1,128	40,834
TransDigm Group, Inc.*	7	864
Trinity Industries, Inc.	12	336
Triumph Group, Inc.	197	12,318
Tyco International, Ltd. (Switzerland)	69	3,791
Union Pacific Corp.	6	736
United Parcel Service, Inc., Class B	121	9,149
United Technologies Corp.	1,275	94,911
URS Corp.	18	631
UTi Worldwide, Inc. (British Virgin Islands)	42	556
Valmont Industries, Inc.	7	867
Vishay Intertechnology, Inc.*	4,348	42,915
Wabtec Corp.	628	49,725
Waters Corp.*	699	54,159
Watts Water Technologies, Inc., Class A	19	639
Xylem, Inc.	23	552
Zebra Technologies Corp., Class A*	2,703	93,362

		5,645,242

Technology — 14.0%
Accenture PLC, Class A (Ireland)	2,284	137,725
ACI Worldwide, Inc.*	21	924

See accompanying Notes to the Quarterly Portfolio of Investments.

FORMULA INVESTING FUNDS

Formula Investing U.S. Value 1000 Fund

Portfolio of Investments (Continued)

July 31, 2012

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Technology — (Continued)
Activision Blizzard, Inc.	11,710	$140,871
Acxiom Corp.*	5,507	92,352
Adobe Systems, Inc.*	2,640	81,523
Advanced Micro Devices, Inc.*	5,643	22,911
Allscripts Healthcare Solutions, Inc.*	32	294
Altera Corp.	1,639	58,103
Analog Devices, Inc.	3,707	144,870
ANSYS, Inc.*	27	1,619
Apple, Inc.*	256	156,355
Applied Materials, Inc.	1,701	18,524
Atmel Corp.*	183	1,072
Autodesk, Inc.*	30	1,018
Blackbaud, Inc.	24	648
BMC Software, Inc.*	2,099	83,120
Broadcom Corp., Class A	48	1,626
Broadridge Financial Solutions, Inc.	4,984	105,511
Brocade Communications Systems, Inc.*	2,955	14,686
CA, Inc.	5,507	132,553
Cabot Microelectronics Corp.	873	25,666
CACI International, Inc., Class A*	2,731	154,165
Citrix Systems, Inc.*	8	581
Cognizant Technology Solutions Corp.*	153	8,686
CommVault Systems, Inc.*	16	776
Dell, Inc.*	12,518	148,714
Diebold, Inc.	1,824	59,006
DST Systems, Inc.	15	808
Dun & Bradstreet Corp.	1,696	136,002
EMC Corp.*	1,211	31,740
Entegris, Inc.*	12,373	99,603
Fair Isaac Corp.	3,268	141,472
Fidelity National Information Services, Inc.	2,028	63,760
Fiserv, Inc.*	693	48,600
Fortinet, Inc.*	44	1,056
GT Advanced Technologies, Inc.*	28,385	145,331
Hewlett-Packard Co.	5,518	100,648
Hittite Microwave Corp.*	2,132	108,028
Intel Corp.	4,407	113,260
International Business Machines Corp.	457	89,563
Intuit, Inc.	24	1,392
j2 Global, Inc.	6,006	179,760

	Number of Shares	Value
COMMON STOCKS — (Continued)
Technology — (Continued)
Jack Henry & Associates, Inc.	43	$1,493
KLA-Tencor Corp.	3,379	172,025
Lam Research Corp.*	2,025	69,680
Lexmark International, Inc., Class A	4,610	80,629
Linear Technology Corp.	3,180	102,555
Mantech International Corp., Class A	6,625	145,286
Marvell Technology Group, Ltd. (Bermuda)	11,860	133,544
Maxim Integrated Products, Inc.	32	871
Microchip Technology, Inc.	809	27,004
MICROS Systems, Inc.*	414	19,764
Microsoft Corp.	5,114	150,710
MKS Instruments, Inc.	5,063	133,663
MSCI, Inc., Class A*	34	1,127
NetApp, Inc.*	44	1,437
NVIDIA Corp.*	10,215	138,311
Oracle Corp.	4,970	150,094
Parametric Technology Corp.*	40	862
Pitney Bowes, Inc.	9,776	130,607
PMC - Sierra, Inc.*	1,851	9,847
QLogic Corp.*	11,306	130,471
QUALCOMM, Inc.	784	46,789
Quality Systems, Inc.	6,804	109,953
Red Hat, Inc.*	11	590
Riverbed Technology, Inc.*	19	335
Rovi Corp.*	77	1,030
SanDisk Corp.*	1,709	70,291
Seagate Technology PLC (Ireland)	2,385	71,598
Semtech Corp.*	33	788
Silicon Laboratories, Inc.*	18	665
Skyworks Solutions, Inc.*	41	1,186
SolarWinds, Inc.*	25	1,335
Solera Holdings, Inc.	14	547
SS&C Technologies Holdings, Inc.*	66	1,604
Synaptics, Inc.*	4,845	127,811
SYNNEX Corp.*	440	14,885
Synopsys, Inc.*	37	1,121
Syntel, Inc.	1,609	93,531
Teradata Corp.*	19	1,285
Teradyne, Inc.*	3,196	47,013
Tyler Technologies, Inc.*	14	546
Veeco Instruments, Inc.*	4,841	172,872
Verint Systems, Inc.*	37	1,033
Western Digital Corp.*	19	756

See accompanying Notes to the Quarterly Portfolio of Investments.

FORMULA INVESTING FUNDS

Formula Investing U.S. Value 1000 Fund

Portfolio of Investments (Concluded)

July 31, 2012

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Technology — (Continued)
Xerox Corp.	8,570	$59,390
Xilinx, Inc.	3,802	123,185

		5,405,041

Utilities — 0.0%
Hawaiian Electric Industries, Inc.	14	399
Public Service Enterprise Group, Inc.	36	1,197

		1,596

TOTAL COMMON STOCKS (Cost $36,794,946)		37,829,907

	Number of Shares	Value
EXCHANGE TRADED FUNDS — 2.3%
SPDR S&P 500 ETF Trust	6,329	$871,567

TOTAL EXCHANGE TRADED FUNDS (Cost $832,925)		871,567

TOTAL INVESTMENTS - 99.9% (Cost $37,627,871)**		38,701,474

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%		50,563

NET ASSETS - 100.0%		$38,752,037

*	Non-income producing.
**	The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a federal income tax basis are as follows:

Aggregate cost	$37,627,871

Gross unrealized appreciation	$3,261,112
Gross unrealized depreciation	(2,187,509)

Net unrealized appreciation	$1,073,603

ADR	American Depository Receipt
REIT	Real Estate Investment Trust
SPDR	Standard & Poor’s Depositary Receipt

See accompanying Notes to the Quarterly Portfolio of Investments.

FORMULA INVESTING FUNDS

Formula Investing U.S. Value Select Fund

Portfolio of Investments

July 31, 2012

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — 97.4%
Communications — 11.1%
ADTRAN, Inc.	15,897	$343,057
Amdocs Ltd. (Channel Islands)*	26,375	784,656
CBS Corp., Class B, non-voting shares	18,736	626,907
Cisco Systems, Inc.	138,057	2,202,009
DISH Network Corp., Class A	29,612	910,865
Gannett Co., Inc.	38,446	542,473
Harris Corp.	9,792	407,837
InterDigital, Inc.	78,816	2,151,677
Interpublic Group of Cos., Inc. (The)	211,501	2,087,515
McGraw-Hill Cos., Inc. (The)	66,870	3,140,215
Meredith Corp.	35,833	1,183,922
NETGEAR, Inc.*	1,037	35,911
Omnicom Group, Inc.	35,772	1,795,039
Plantronics, Inc.	12,953	425,118
ValueClick, Inc.*	44,346	696,676
Viacom, Inc., Class B	56,038	2,617,535

		19,951,412

Consumer, Cyclical — 15.1%
Advance Auto Parts, Inc.	6,455	452,818
Ascena Retail Group, Inc.*	14,690	269,415
Autoliv, Inc. (Sweden)	14,514	821,057
Bed Bath & Beyond, Inc.*	19,378	1,181,089
Buckle, Inc. (The)	77,272	2,988,108
Coach, Inc.	32,996	1,627,693
Dolby Laboratories, Inc., Class A*	63,405	2,235,026
DSW, Inc., Class A	2	118
Express, Inc.*	175,768	2,829,865
GameStop Corp., Class A	198,025	3,172,361
Guess?, Inc.	35,612	1,071,921
Herman Miller, Inc.	84,246	1,541,702
Iconix Brand Group, Inc.*	19,297	342,136
Nu Skin Enterprises, Inc., Class A	41,629	2,123,495
Select Comfort Corp.*	29,980	779,780
Spirit Airlines, Inc.*	32,450	698,000
Steven Madden, Ltd.*	18,200	735,826
Tempur-Pedic International, Inc.*	113,139	3,223,330
TRW Automotive Holdings Corp.*	25,122	987,295

		27,081,035

Consumer, Non-cyclical — 35.9%
Altria Group, Inc.	96,325	3,464,810
AmerisourceBergen Corp.	75,351	2,991,435
Apollo Group, Inc., Class A*	24,490	666,128
Booz Allen Hamilton Holding Corp.	13,075	227,897

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer, Non-cyclical — (Continued)
Cardinal Health, Inc.	10,842	$467,182
Chemed Corp.	51,830	3,253,369
CR Bard, Inc.	5,751	559,342
Cubist Pharmaceuticals, Inc.*	9,497	408,941
Deluxe Corp.	140,976	3,992,440
Dr Pepper Snapple Group, Inc.	254	11,577
Eli Lilly & Co.	27,178	1,196,647
Endo Health Solutions, Inc.*	35,795	1,064,185
Forest Laboratories, Inc.*	59,762	2,005,015
Gilead Sciences, Inc.*	33,639	1,827,607
Global Payments, Inc.	3,280	140,450
Herbalife, Ltd. (Cayman Islands)	54,387	2,985,302
ITT Educational Services, Inc.*	14,091	547,013
Laboratory Corp. of America Holdings*	16,671	1,401,864
Lincare Holdings, Inc.	11,601	480,281
Lorillard, Inc.	23,840	3,066,778
McKesson Corp.	18,388	1,668,343
Medicis Pharmaceutical Corp., Class A	21,445	705,969
MEDNAX, Inc.*	41,943	2,773,691
Medtronic, Inc.	39,396	1,552,990
Myriad Genetics, Inc.*	121,273	3,013,634
Par Pharmaceutical Cos., Inc.*	49,100	2,453,036
Quest Diagnostics, Inc.	24,306	1,420,200
Questcor Pharmaceuticals, Inc.*	387	14,269
Reynolds American, Inc.	35,503	1,642,724
SAIC, Inc.	140,130	1,621,304
Sotheby’s.	5,958	174,867
Strayer Education, Inc.	7,513	545,895
Stryker Corp.	10,535	548,136
Tupperware Brands Corp.	12,381	649,012
United Therapeutics Corp.*	58,490	3,204,082
Valassis Communications, Inc.*	138,868	3,131,473
Varian Medical Systems, Inc.*	10,311	562,774
Viropharma, Inc.*	164,217	3,565,151
Warner Chilcott PLC, Class A (Ireland)*	84,852	1,442,484
Weight Watchers International, Inc.	41,259	2,087,705
Western Union Co. (The)	51,786	902,630

		64,438,632

Industrial — 15.4%
Agilent Technologies, Inc.	29,093	1,113,971
Alliant Techsystems, Inc.	9,886	457,920

See accompanying Notes to the Quarterly Portfolio of Investments.

FORMULA INVESTING FUNDS

Formula Investing U.S. Value Select Fund

Portfolio of Investments (Concluded)

July 31, 2012

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Industrial — (Continued)
Brady Corp., Class A	2,104	$55,819
Chicago Bridge & Iron Co. NV (Netherlands)	33,841	1,209,477
Cubic Corp.	27,131	1,312,327
Darling International, Inc.*	66,068	1,091,443
EMCOR Group, Inc.	43,170	1,136,666
Engility Holdings, Inc.*	1	7
Fluor Corp.	51,317	2,544,297
Foster Wheeler AG (Switzerland)*	112,641	2,032,044
Gardner Denver, Inc.	329	18,746
Garmin, Ltd. (Switzerland)	31,850	1,229,729
General Dynamics Corp.	33,321	2,113,884
Jacobs Engineering Group, Inc.*	9,770	376,829
L-3 Communications Holdings, Inc.	13,143	931,707
Lockheed Martin Corp.	24,321	2,171,136
Northrop Grumman Corp.	52,856	3,499,067
Raytheon Co.	67,773	3,760,046
Robbins & Myers, Inc.	20,866	956,497
Sauer-Danfoss, Inc.	42,467	1,536,881

		27,548,493

Technology — 19.9%
Accenture PLC, Class A (Ireland)	26,301	1,585,950
Activision Blizzard, Inc.	176,173	2,119,361
Altera Corp.	38,622	1,369,150
Analog Devices, Inc.	31,990	1,250,169
Apple, Inc.*	3,749	2,289,739
BMC Software, Inc.*	10,851	429,700
CA, Inc.	54,964	1,322,984
CACI International, Inc., Class A*	19,465	1,098,799
Dell, Inc.*	173,368	2,059,612
Dun & Bradstreet Corp.	28,363	2,274,429
Fair Isaac Corp.	16,314	706,233
j2 Global, Inc.	96,833	2,898,212
KLA-Tencor Corp.	41,980	2,137,202
Mantech International Corp., Class A	70,545	1,547,052
Marvell Technology Group, Ltd. (Bermuda)	102,145	1,150,153

	Number of Shares	Value
COMMON STOCKS — (Continued)
Technology — (Continued)
Microsoft Corp.	75,225	$2,216,881
MKS Instruments, Inc.	11,739	309,910
NVIDIA Corp.*	92,719	1,255,415
Oracle Corp.	63,089	1,905,288
Pitney Bowes, Inc.	140,116	1,871,950
QLogic Corp.*	112,573	1,299,092
Seagate Technology PLC (Ireland)	6,950	208,639
Veeco Instruments, Inc.*	64,533	2,304,473
Xilinx, Inc.	4,912	159,149

		35,769,542

TOTAL COMMON STOCKS (Cost $168,510,882)		174,789,114

EXCHANGE TRADED FUNDS — 2.5%
SPDR S&P 500 ETF Trust	31,874	4,389,369

TOTAL EXCHANGE TRADED FUNDS (Cost $4,332,359)		4,389,369

TOTAL INVESTMENTS - 99.9%
(Cost $172,843,241)**		179,178,483

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%		204,067

NET ASSETS - 100.0%		$179,382,550

*	Non-income producing.
**	The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis are as follows:

Aggregate cost	$172,843,241

Gross unrealized appreciation	$13,905,781
Gross unrealized depreciation	(7,570,539)

Net unrealized depreciation	$6,335,242

SPDR     Standard & Poor’s Depositary Receipt

See accompanying Notes to the Quarterly Portfolio of Investments.

FORMULA INVESTING FUNDS

Formula Investing International Value 400 Fund

Portfolio of Investments

July 31, 2012

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — 98.3%
Australia — 8.1%
APN News & Media, Ltd.	6,556	$3,686
David Jones, Ltd.	17,187	44,071
Fairfax Media, Ltd.	61,673	34,026
Flight Centre, Ltd.	2,501	55,799
Goodman Fielder, Ltd.	85,663	43,661
GrainCorp, Ltd.	1,096	10,608
Iluka Resources, Ltd.	3,988	39,856
JB Hi-Fi, Ltd.	3,664	34,038
Metcash, Ltd.	12,071	43,257
Mount Gibson Iron, Ltd.	36,136	36,266
Myer Holdings, Ltd.	19,298	37,113
Nufarm, Ltd.	10,762	61,864
OZ Minerals, Ltd.	5,805	46,119
Primary Health Care, Ltd.	17,726	56,257
Ramsay Health Care, Ltd.	2,413	60,149
Resolute Mining, Ltd.*	29,763	42,538
Rio Tinto, Ltd.	791	44,223
Seven West Media, Ltd.	10,944	17,884
Sonic Healthcare, Ltd.	1,034	13,746
Tatts Group, Ltd.	18,699	56,987
Telstra Corp., Ltd.	14,243	59,872
Ten Network Holdings, Ltd.	62,113	31,005
Western Areas NL	9,091	33,438

		906,463

Belgium — 0.8%
Anheuser-Busch InBev NV, SP ADR	100	7,922
Belgacom SA	1,413	40,700
Colruyt SA	67	3,045
Mobistar SA	1,340	41,342
UCB SA	41	2,056

		95,065

Brazil — 3.9%
Alpargatas SA, Pref. shares	1,537	9,050
Cia de Bebidas das Americas, Pref. shares	184	7,089
Cia de Concessoes Rodoviarias	5,358	44,737
Cia Hering	664	13,188
Cyrela Brazil Realty SA Empreendimentos e Participacoes	4,196	30,714
Diagnosticos da America SA	47	265
EcoRodovias Infraestrutura e Logistica SA	4,460	35,868
Hypermarcas SA*	6,264	40,197
Klabin SA, Pref. shares	280	1,235

	Number of Shares	Value
COMMON STOCKS — (Continued)
Brazil — (Continued)
Localiza Rent a Car SA	2,123	$34,292
M Dias Branco SA	128	3,592
Magnesita Refratarios SA	3,923	11,544
Marcopolo SA, Pref. shares	6,077	29,952
Marfrig Alimentos SA*	971	4,578
Natura Cosmeticos SA	694	18,129
Obrascon Huarte Lain Brasil SA	325	2,801
Oi SA.	1	3
Oi SA, Pref. shares	—	2
PDG Realty SA Empreendimentos e Participacoes	3,166	5,361
Redecard SA	2,798	45,127
Santos Brasil Participacoes SA (Units)	1,665	25,992
Souza Cruz SA	1,477	20,924
Tim Participacoes SA	88	367
Totvs SA	375	6,899
Vale SA, Pref. shares, Class A	2,688	47,813

		439,719

Canada — 9.4%
Agnico-Eagle Mines, Ltd.	93	4,076
Agrium, Inc.	359	34,148
Aimia, Inc.	2,293	30,503
Alimentation Couche Tard, Inc., Class B	82	3,884
Astral Media, Inc., Class A	765	37,516
Aurizon Mines, Ltd.*	679	3,022
BCE, Inc.	409	17,399
Bell Aliant, Inc. (Units)	945	23,511
CAE, Inc.	1,280	12,904
Canadian National Railway Co.	146	12,860
Canadian Oil Sands, Ltd.	1,654	33,283
Canadian Tire Corp., Ltd., Class A	493	32,598
Celestica, Inc.*	4,915	37,551
CGI Group, Inc., Class A*	1,051	24,772
Cineplex, Inc.	314	9,393
Corus Entertainment, Inc., Class B	1,236	27,965
Dollarama, Inc.	178	11,093
Domtar Corp.	440	32,498
Empire Co., Ltd., Class A	390	22,202
Endeavour Silver Corp.*	9	72
George Weston, Ltd.	111	6,558
Gildan Activewear, Inc.	6	169
Goldcorp, Inc.	108	3,892

See accompanying Notes to the Quarterly Portfolio of Investments.

FORMULA INVESTING FUNDS

Formula Investing International Value 400 Fund

Portfolio of Investments (Continued)

July 31, 2012

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Canada — (Continued)
Gran Tierra Energy, Inc.*	1,845	$8,432
IAMGOLD Corp.	2,671	29,755
Inmet Mining Corp.	1,010	40,174
Jean Coutu Group PJC, Inc. (The), Class A	2,069	29,688
Just Energy Group, Inc. (Units)	47	520
Loblaw Cos., Ltd.	444	14,420
Lundin Mining Corp.*	6,433	27,519
MacDonald Dettwiler & Associates, Ltd.	588	32,219
Magna International, Inc.	9	360
Manitoba Telecom Services, Inc.	671	22,803
Methanex Corp.	981	26,930
Metro, Inc., Class A	469	26,026
Nexen, Inc.	341	8,662
North West Co., Inc. (The)	295	6,345
Open Text Corp.*	81	3,645
Pacific Rubiales Energy Corp.	1,276	28,870
Pan American Silver Corp.	1	9
Potash Corp. of Saskatchewan, Inc.	100	4,427
Progressive Waste Solutions, Ltd.	792	15,874
Quebecor, Inc., Class B	34	1,197
Rogers Communications, Inc., Class B	521	20,428
Russel Metals, Inc.	2	51
Saputo, Inc.	422	17,981
SEMAFO, Inc.	395	1,245
Shaw Communications, Inc., Class B	1,208	23,573
Shoppers Drug Mart Corp.	572	23,585
Silver Standard Resources, Inc.*	18	230
Silver Wheaton Corp.	872	24,015
Stantec, Inc.	564	16,203
Suncor Energy, Inc.	532	16,247
Teck Resources, Ltd., Class B	1,263	35,402
TELUS Corp.	307	19,170
Thomson Reuters Corp.	713	20,185
Tim Hortons, Inc.	153	8,127
Transcontinental, Inc., Class A	433	4,197
Trinidad Drilling, Ltd. (Units)	470	2,728
Viterra, Inc.	760	12,171
Westjet Airlines, Ltd.	2,813	46,507
Yamana Gold, Inc.	384	5,687
Yellow Media, Inc.	13,360	933

		1,048,409

	Number of Shares	Value
COMMON STOCKS — (Continued)
China — 1.6%
China BlueChemical Ltd., Class H	8,000	$5,261
Dongfang Electric Corp., Ltd., Class H	19,000	27,686
Dongfeng Motor Group Co., Ltd., Class H	32,000	44,649
Jiangsu Expressway Co., Ltd., Class H	54,000	50,137
Zhejiang Expressway Co., Ltd., Class H	72,000	52,366

		180,099

Denmark — 1.6%
Carlsberg A/S, Class B	302	24,482
Coloplast A/S, Class B	114	21,619
DSV A/S	1,065	22,874
FLSmidth & Co. A/S	41	2,474
H Lundbeck A/S	2,398	47,578
TDC A/S	5,421	36,820
Vestas Wind Systems A/S*	5,842	27,973

		183,820

Finland — 1.7%
Elisa OYJ	543	11,298
Kemira OYJ	2,681	33,647
Kone OYJ, Class B	79	4,909
Metso OYJ	976	35,654
Nokian Renkaat OYJ	1	40
Orion OYJ, Class B	2,098	41,922
Stora Enso OYJ, Class R	4,865	27,835
Tieto OYJ	2,017	33,677

		188,982

France — 6.6%
Air Liquide SA	18	2,015
Alstom SA	870	28,945
Arkema SA	473	34,837
BioMerieux.	75	6,377
Bouygues SA	826	20,860
Cap Gemini SA	1,156	42,329
CFAO SA	376	17,797
Compagnie de St-Gobain	706	21,334
Eiffage SA	328	8,705
Faurecia	180	2,870
France Telecom SA, SP ADR	3,133	42,139
Imerys SA	21	1,061
Ipsen SA	1,396	33,048

See accompanying Notes to the Quarterly Portfolio of Investments.

FORMULA INVESTING FUNDS

Formula Investing International Value 400 Fund

Portfolio of Investments (Continued)

July 31, 2012

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
France — (Continued)
JCDecaux SA	629	$12,731
Lafarge SA	805	37,074
Lagardere SCA	63	1,704
Legrand SA	894	28,732
Metropole Television SA	3,154	43,832
Neopost SA	596	34,011
Nexans SA	838	36,670
PagesJaunes Groupe*	11,868	20,911
PPR	165	24,768
Publicis Groupe SA	617	30,446
Rexel SA	1,798	30,120
Sanofi, ADR	229	9,307
Schneider Electric SA	175	9,911
SEB SA	71	4,717
Societe BIC SA	278	28,219
Societe Television Francaise 1	297	2,508
Sodexo	240	18,140
Suez Environnement Co.	100	1,100
Teleperformance SA	1,357	33,477
Thales SA	212	6,648
Vinci SA	468	19,895
Vivendi SA	2,224	42,300
Zodiac Aerospace	1	98

		739,636

Germany — 5.8%
Aurubis AG	183	9,368
Axel Springer AG	569	25,470
BASF SE	268	19,613
Beiersdorf AG	310	20,566
Bilfinger Berger SE	182	14,965
Celesio AG	2,862	52,205
Continental AG	276	25,055
Draegerwerk AG & Co. KGaA, Pref. shares	417	40,867
Fielmann AG	53	4,756
Freenet AG	2,303	33,791
Fresenius Medical Care AG & Co. KGaA	4	291
Henkel AG & Co. KGaA, Pref. shares	221	15,907
K+S AG, Reg. shares	549	27,165
Leoni AG	514	19,137
Merck KGaA	317	31,936
MTU Aero Engines Holding AG	311	23,411
Pfeiffer Vacuum Technology AG	143	14,143

	Number of Shares	Value
COMMON STOCKS — (Continued)
Germany — (Continued)
ProSiebenSat.1 Media AG, Pref. shares	1,614	$33,958
Rheinmetall AG	189	9,469
SAP AG, SP ADR	217	13,749
Siemens AG, SP ADR	270	22,866
SMA Solar Technology AG	1,219	37,497
Software AG	1,290	42,157
Stada Arzneimittel AG	1,218	38,605
United Internet AG, Reg. shares	938	16,625
Vossloh AG	144	12,705
Wincor Nixdorf AG	1,019	38,823

		645,100

Greece — 0.6%
Coca Cola Hellenic Bottling Co. SA*	1,933	33,892
OPAP SA	5,427	32,719

		66,611

Hong Kong — 1.2%
China Mobile, Ltd., SP ADR	995	57,829
CNOOC, Ltd.	4,000	8,109
Haier Electronics Group Co., Ltd.*	44,000	51,009
PCCW, Ltd.	40,000	15,732

		132,679

Ireland — 1.1%
C&C Group PLC*	8,006	35,167
DCC PLC*	617	15,327
Smurfit Kappa Group PLC*	6,849	50,984
UBM PLC	1,032	10,363
WPP PLC	1,372	17,381

		129,222

Italy — 2.8%
Amplifon SpA	1,454	5,410
Ansaldo STS SpA	888	6,812
Autogrill SpA	2,387	19,325
Danieli & C. Officine Meccaniche SpA	2,031	42,857
Davide Campari-Milano SpA	3,005	20,742
DiaSorin SpA	1,714	47,029
ENI SpA	1,311	27,164
Gruppo Editoriale L’espresso SpA	8,277	6,487
Indesit Co. SpA	303	1,087
Italcementi SpA	1,145	4,722
Lottomatica SpA	1,016	19,964
Luxottica Group SpA	87	3,003
Parmalat SpA	20,967	39,600

See accompanying Notes to the Quarterly Portfolio of Investments.

FORMULA INVESTING FUNDS

Formula Investing International Value 400 Fund

Portfolio of Investments (Continued)

July 31, 2012

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Italy — (Continued)
Recordati SpA	4,742	$32,003
Telecom Italia SpA, SP ADR	4,727	38,383

		314,588

Japan — 19.4%
Asahi Glass Co., Ltd.	2,000	11,853
Asahi Kasei Corp.	8,000	42,803
Brother Industries, Ltd.	4,100	38,310
Canon, Inc., SP ADR	64	2,141
Coca-Cola West Co., Ltd.	3,000	51,533
Daicel Chemical Industries, Ltd.	8,000	48,333
Daito Trust Construction Co., Ltd.	500	48,320
Dena Co., Ltd.	2,000	43,571
DIC Corp.	4,000	6,963
FCC Co., Ltd.	1,900	29,573
Hakuhodo DY Holdings, Inc.	870	57,684
Hitachi Zosen Corp.	1,000	1,229
House Foods Corp.	3,000	50,189
Hoya Corp.	700	15,644
Itochu Techno-Solutions Corp.	1,100	57,024
Japan Tobacco, Inc.	800	25,231
JGC Corp.	1,000	30,899
KDDI Corp.	8	55,398
Kobayashi Pharmaceutical Co., Ltd.	300	15,686
Koito Manufacturing Co., Ltd.	2,000	25,549
Kuraray Co., Ltd.	3,600	42,486
Kurita Water Industries, Ltd.	2,000	45,312
KYORIN Holdings, Inc.	2,000	43,750
Lintec Corp.	2,700	49,421
Mitsubishi Tanabe Pharma Corp.	3,700	56,737
Mitsui Engineering & Shipbuilding Co., Ltd.	9,000	11,405
NGK Spark Plug Co., Ltd.	3,000	35,059
NHK Spring Co., Ltd.	4,100	43,506
Nippon Electric Glass Co., Ltd.	5,000	26,624
Nippon Kayaku Co., Ltd.	5,000	48,576
Nitto Denko Corp.	1,300	56,493
NTT DoCoMo, Inc., SP ADR	3,057	51,052
Obic Co., Ltd.	280	57,129
Ono Pharmaceutical Co., Ltd.	200	12,646
Oracle Corp. Japan	400	17,997
Otsuka Corp.	600	52,992
Point, Inc.	420	14,709
Ryohin Keikaku Co., Ltd.	1,000	54,272
Sankyo Co., Ltd.	900	44,813

	Number of Shares	Value
COMMON STOCKS — (Continued)
Japan — (Continued)
Santen Pharmaceutical Co., Ltd.	400	$17,075
Sega Sammy Holdings, Inc.	2,400	51,456
Shimamura Co., Ltd.	400	46,592
Shionogi & Co., Ltd.	4,100	58,673
SKY Perfect JSAT Holdings, Inc.	98	41,019
Softbank Corp.	1,500	57,696
Sugi Holdings Co., Ltd.	1,700	56,728
Sundrug Co., Ltd.	1,600	55,849
Taisei Corp.	16,000	44,237
Toagosei Co., Ltd.	12,000	45,466
Toho Holdings Co., Ltd.	400	7,885
Toyo Suisan Kaisha, Ltd.	1,000	24,102
Trend Micro, Inc.	700	20,931
Tsuruha Holdings, Inc.	800	51,917
USS Co., Ltd.	230	24,877
Xebio Co., Ltd.	2,100	45,992
Yahoo Japan Corp.	50	18,291
Yamatake Corp.	900	18,351
Yamato Holdings Co., Ltd.	3,200	52,716

		2,162,765

Luxemburg — 0.4%
ArcelorMittal	1,151	18,503
Millicom International Cellular SA	236	21,457
Tenaris SA, ADR	220	8,422

		48,382

Mexico — 1.5%
America Movil SAB de CV, ADR, Class L	848	22,633
Coca-Cola Femsa SAB de CV, SP ADR	10	1,112
Empresas ICA SAB de CV*	1,545	2,591
Fomento Economico Mexicano SAB de CV, SP ADR	5	427
Fresnillo PLC	641	14,633
Grupo Aeroportuario del Pacifico SAB de CV, ADR	198	7,793
Grupo Mexico SAB de CV, Class B	11,226	31,571
Grupo Modelo SAB de CV, Class C	2,370	21,439
Grupo Televisa SA, SP ADR	755	17,206
Industrias Penoles SAB de CV	2	82
Kimberly-Clark de Mexico SAB de CV, Class A	9,136	19,016

See accompanying Notes to the Quarterly Portfolio of Investments.

FORMULA INVESTING FUNDS

Formula Investing International Value 400 Fund

Portfolio of Investments (Continued)

July 31, 2012

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Mexico — (Continued)
Telefonos de Mexico SAB de CV, Class L	36,540	$28,356

		166,859

Netherlands — 2.4%
Aalberts Industries NV	158	2,500
ASML Holding NV	482	28,004
CSM	1,727	25,828
Heineken NV	168	9,107
Imtech NV	944	24,107
Koninklijke Ahold NV	1,872	22,791
Koninklijke Boskalis Westminster NV	555	18,120
Koninklijke KPN NV	4,055	33,284
Koninklijke Philips Electronics NV	1,683	37,025
STMicroelectronics NV	5,822	31,684
TNT Express NV	34	369
TomTom NV*	3,890	15,589
Wolters Kluwer NV	1,394	23,181

		271,589

New Zealand — 0.4%
SKYCITY Entertainment Group, Ltd.	14,974	43,171

Norway — 1.7%
Fred Olsen Energy ASA	743	28,167
Kvaerner ASA	1,888	4,385
Marine Harvest ASA*	4,336	2,899
Norsk Hydro ASA	10,099	41,217
Orkla ASA	100	716
Renewable Energy Corp. ASA*	38,572	13,438
Schibsted ASA	360	11,049
Statoil ASA	1,133	27,049
Telenor ASA	1,264	21,432
TGS Nopec Geophysical Co. ASA	1,265	37,189

		187,541

Singapore — 1.5%
Avago Technologies, Ltd.	1,375	50,875
First Resources, Ltd.	23,000	35,117
Singapore Post, Ltd.	58,000	48,939
Singapore Technologies Engineering, Ltd.	12,000	31,823

		166,754

South Korea — 0.7%
Kangwon Land, Inc.	2,180	44,926
KT&G Corp.	320	23,576

	Number of Shares	Value
COMMON STOCKS — (Continued)
South Korea — (Continued)
S1 Corp.	115	$5,869

		74,371

Spain — 2.0%
Amadeus IT Holding SA, Class A	1,697	36,717
Antena 3 de Television SA	387	1,448
Construcciones y Auxiliar de Ferrocarriles SA	91	40,868
Indra Sistemas SA	2,459	21,823
Mediaset Espana Comunicacion SA	4,953	24,742
Prosegur Cia de Seguridad SA, Reg. shares	3,410	15,692
Tecnicas Reunidas SA	1,049	44,374
Telefonica SA	1,937	21,991
Zardoya Otis SA	1,454	16,191

		223,846

Sweden — 1.7%
Alfa Laval AB	518	8,988
Atlas Copco AB, Class A	7	158
Axfood AB	345	12,226
Boliden AB	247	3,770
Getinge AB, Class B	520	14,880
Lundin Petroleum AB*	491	10,433
Modern Times Group AB, Class B	722	33,145
Saab AB, Class B	2,619	43,787
Securitas AB, Class B	846	6,892
SKF AB, Class B	1,286	26,644
Svenska Cellulosa AB, Class B	239	4,070
Tele2 AB, Class B	1,431	23,714
TeliaSonera AB	253	1,676

		190,383

Switzerland — 4.3%
ABB, Ltd., SP ADR	1,128	19,571
Actelion, Ltd., Reg. shares	640	29,270
Adecco SA, Reg. Shares	592	26,074
EMS-Chemie Holding AG, Reg. shares	3	591
Forbo Holding AG, Reg. shares	72	41,299
Galenica AG, Reg. shares	11	6,355
Geberit AG, Reg. shares	83	16,323
Kaba Holding AG, Reg. shares, Class B	46	16,868
Kuehne + Nagel International AG, Reg. shares	15	1,710
Meyer Burger Technology AG*	2,383	31,487

See accompanying Notes to the Quarterly Portfolio of Investments.

FORMULA INVESTING FUNDS

Formula Investing International Value 400 Fund

Portfolio of Investments (Continued)

July 31, 2012

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Switzerland — (Continued)
Nobel Biocare Holding AG	3,587	$33,048
Novartis AG, ADR	602	35,289
OC Oerlikon Corp. AG, Reg. shares*	5,606	45,879
Panalpina Welttransport Holding AG, Reg. shares	399	38,376
Roche Holding AG, SP ADR	734	32,560
Straumann Holding AG, Reg. shares	140	18,814
Swisscom AG, Reg. shares	59	23,653
Syngenta AG, ADR	267	18,167
TE Connectivity, Ltd.	997	32,911
Xstrata PLC	578	7,686

		475,931

Taiwan — 2.6%
Acer, Inc.*	49,000	45,091
Asustek Computer, Inc.	2,000	18,571
China Airlines, Ltd.	3,000	1,250
Chunghwa Telecom Co., Ltd., ADR	9	267
Compal Electronics, Inc.	46,000	43,251
Foxconn Technology Co., Ltd.	1,000	3,551
HTC Corp.	2,000	19,472
LITE-ON IT Corp.	11,054	10,338
Lite-On Technology Corp.	41,000	51,605
Novatek Microelectronics Corp.	15,000	43,811
Phison Electronics Corp.	3,000	24,506
Realtek Semiconductor Corp.	12,000	20,845
Taiwan Mobile Co., Ltd.	1,000	3,301
Yageo Corp.	1,000	270

		286,129

United Kingdom — 14.2%
Aegis Group PLC	2	6
African Barrick Gold, Ltd.	12	71
Anglo American PLC	488	14,537
Antofagasta PLC	1,919	32,253
Ashtead Group PLC	253	1,002
AstraZeneca PLC, SP ADR	1,102	51,585
Bodycote PLC	6,544	33,755
Booker Group PLC	1,688	2,433
BP PLC	6,028	40,171
British American Tobacco PLC, SP ADR	144	15,265
British Sky Broadcasting Group PLC	2,121	23,693
Britvic PLC	4,956	23,381
Bunzl PLC	1,194	20,854
Cobham PLC	9,015	32,862

	Number of Shares	Value
COMMON STOCKS — (Continued)
United Kingdom — (Continued)
Compass Group PLC	1,330	$14,294
Cookson Group PLC	3,794	32,776
Croda International PLC	188	6,927
Daily Mail & General Trust PLC, Class A	3,830	27,202
Debenhams PLC	39,072	56,327
DS Smith PLC	13,120	30,876
Electrocomponents PLC	7,012	23,647
Elementis PLC	5,144	16,936
Fenner PLC	2,460	13,549
Firstgroup PLC	10,698	37,470
GlaxoSmithKline PLC, SP ADR	686	31,556
Halfords Group PLC	7,310	23,541
Halma PLC	2,260	14,014
Homeserve PLC	9,174	29,932
IMI PLC	2,830	36,472
Imperial Tobacco Group PLC	398	15,469
Inchcape PLC	8,203	48,447
Intercontinental Hotels Group PLC, ADR	151	3,730
ITV PLC	36,939	43,725
Johnson Matthey PLC	384	13,125
Kesa Electricals PLC	16,436	11,016
Kingfisher PLC	6,484	27,123
Ladbrokes PLC	16,645	40,137
Logica PLC	16,034	26,320
Marks & Spencer Group PLC	5,591	29,251
Melrose PLC	3,412	11,801
Michael Page International PLC	732	4,218
Micro Focus International PLC	5,276	44,462
Mitie Group PLC	3,609	15,357
Mondi PLC	5,920	50,538
Morgan Crucible Co. PLC	6,411	25,420
National Express Group PLC	2,828	9,351
Next PLC	754	38,053
Pearson PLC	1,573	29,496
Premier Farnell PLC	10,318	28,779
Reckitt Benckiser Group PLC	479	26,337
Reed Elsevier PLC	1,293	10,906
Rexam PLC	5,408	36,841
Rolls-Royce Holdings PLC	173	2,307
Royal Dutch Shell PLC, Class A	1,191	40,576
Sage Group PLC (The)	6,124	27,604
Senior PLC	4,954	14,959

See accompanying Notes to the Quarterly Portfolio of Investments.

FORMULA INVESTING FUNDS

Formula Investing International Value 400 Fund

Portfolio of Investments (Concluded)

July 31, 2012

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
United Kingdom — (Continued)
Serco Group PLC	782	$7,068
Smith & Nephew PLC, SP ADR	779	39,737
Smiths Group PLC	1,487	24,876
TalkTalk Telecom Group PLC	7,290	19,842
Tate & Lyle PLC	1,356	14,032
Tesco PLC	1,036	5,167
Travis Perkins PLC	1,589	25,137
Ultra Electronics Holdings PLC	547	12,598
Vodafone Group PLC, SP ADR	40	1,150
Whitbread PLC	65	2,177
William Hill PLC	9,332	45,942
WM Morrison Supermarkets PLC	2,069	8,995
WS Atkins PLC	1,831	21,243

		1,590,699

United States — 0.3%
NII Holdings, Inc.*	4,298	29,011

TOTAL COMMON STOCKS (Cost $11,817,465)		10,987,824

RIGHTS — 0.3%
Melrose PLC, GBP 1.42, Expires 07/31/12	6,824	23,591
PDG Realty SA Empreendimentos e Participacoes, BRL 4.00, Expires 08/08/12*	556	11
Renewable Energy Corp. ASA, NOK 1.50, Expires 09/03/12*	24,281	2,119
Seven West Media, Ltd., AUD 1.32, Expires 08/08/12	5,472	1,351

TOTAL RIGHTS (Cost $22,829)		27,072

	Number of Shares	Value
EXCHANGE TRADED FUNDS — 0.3%
iShares MSCI EAFE Index Fund	690	$34,500

TOTAL EXCHANGE TRADED FUNDS (Cost $32,881)		34,500

TOTAL INVESTMENTS - 98.9% (Cost $11,873,175)**		11,049,396

OTHER ASSETS IN EXCESS OF LIABILITIES - 1.1%		123,660

NET ASSETS - 100.0%		$11,173,056

*	Non-income producing.
**	The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis are as follows:

Aggregate cost	$11,873,175

Gross unrealized appreciation	$669,836
Gross unrealized depreciation	(1,493,615)

Net unrealized depreciation	$(823,779)

ADR	American Depositary Receipt
BRL	Brazilian Real
EAFE	Europe, Australasia, and Far East
MSCI	Morgan Stanley Capital International
SP ADR	Sponsored American Depositary Receipt
SDR	Swedish Depositary Receipt

See accompanying Notes to the Quarterly Portfolio of Investments.

FORMULA INVESTING FUNDS

Formula Investing International Value Select Fund

Portfolio of Investments

July 31, 2012

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — 98.5%
Australia — 8.3%
David Jones, Ltd.	80,383	$206,117
Fairfax Media, Ltd.	479,581	264,594
Flight Centre, Ltd.	5,248	117,085
JB Hi-Fi, Ltd.	11,701	108,701
Metcash, Ltd.	94,598	338,997
Mount Gibson Iron, Ltd.	52,828	53,018
Myer Holdings, Ltd.	2,535	4,875
OZ Minerals, Ltd.	39,956	317,441
Resolute Mining, Ltd.*	41,548	59,381
Rio Tinto, Ltd.	487	27,227
Tatts Group, Ltd.	15,363	46,820
Telstra Corp., Ltd.	61,434	258,243
Western Areas NL	20,494	75,380

		1,877,879

Belgium — 2.2%
Belgacom SA	4,229	121,811
Mobistar SA	12,331	380,441

		502,252

Brazil — 3.9%
Cyrela Brazil Realty SA Empreendimentos e Participacoes	4,987	36,504
EcoRodovias Infraestrutura e Logistica SA	4,866	39,133
Redecard SA	25,008	403,335
Vale SA, Pref. shares, Class A	23,170	412,135

		891,107

Canada — 9.4%
Astral Media, Inc., Class A	5,504	269,917
Canadian Oil Sands, Ltd.	10,562	212,535
Celestica, Inc.*	28,868	220,551
Domtar Corp.	5,413	399,804
IAMGOLD Corp.	3,826	42,622
Inmet Mining Corp.	3,719	147,929
MacDonald Dettwiler & Associates, Ltd.	1,787	97,917
Metro, Inc., Class A	4,585	254,430
Pacific Rubiales Energy Corp.	8,125	183,832
Teck Resources, Ltd., Class B	8,855	248,206
Westjet Airlines, Ltd.	4,124	68,182

		2,145,925

China — 1.6%
China BlueChemical, Ltd., Class H	28,000	18,415

	Number of Shares	Value
COMMON STOCKS — (Continued)
China — (Continued)
Dongfang Electric Corp., Ltd., Class H	73,800	$107,540
Dongfeng Motor Group Co., Ltd., Class H	90,000	125,575
Zhejiang Expressway Co., Ltd., Class H	168,000	122,187

		373,717

Denmark — 1.7%
H Lundbeck A/S	19,139	379,733

Finland — 3.0%
Metso OYJ	11,020	402,569
Orion OYJ, Class B	14,344	286,619

		689,188

France — 6.4%
Alstom SA	3,080	102,472
Cap Gemini SA	9,483	347,238
Ipsen SA	764	18,086
Legrand SA	3,803	122,222
Metropole Television SA	23,368	324,755
Neopost SA	326	18,604
Nexans SA	3,830	167,598
Publicis Groupe SA	2,124	104,810
Rexel SA	4,931	82,604
Teleperformance SA	7,126	175,796

		1,464,185

Germany — 3.4%
Draegerwerk AG & Co. KGaA, Pref. shares	651	63,799
ProSiebenSat.1 Media AG, Pref. shares	6,365	133,919
SMA Solar Technology AG	4,453	136,975
Software AG	7,887	257,744
Wincor Nixdorf AG	4,646	177,010

		769,447

Greece — 1.1%
OPAP SA	41,022	247,321

Hong Kong — 1.2%
CNOOC, Ltd.	85,000	172,308
Shougang Fushan Resources Group Ltd.	404,000	109,926

		282,234

Italy — 5.9%
Danieli & C. Officine Meccaniche SpA	15,704	331,377

.

See accompanying Notes to the Quarterly Portfolio of Investments.

FORMULA INVESTING FUNDS

Formula Investing International Value Select Fund

Portfolio of Investments (Continued)

July 31, 2012

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Italy — (Continued)
DiaSorin SpA	14,246	$390,882
ENI SpA	10,803	223,839
Gruppo Editoriale L’espresso SpA	15,858	12,429
Parmalat SpA	116,979	220,935
Recordati SpA	24,419	164,798

		1,344,260

Japan — 20.3%
Asahi Kasei Corp.	28,000	149,811
Brother Industries, Ltd.	15,800	147,635
Chiyoda Corp.	8,000	105,165
Daito Trust Construction Co., Ltd.	2,300	222,272
Dena Co., Ltd.	12,500	272,320
Gree, Inc.	6,400	101,827
Itochu Techno-Solutions Corp.	1,400	72,576
JGC Corp.	11,000	339,891
Kobayashi Pharmaceutical Co., Ltd.	3,100	162,093
Koito Manufacturing Co., Ltd.	11,000	140,518
Konami Corp.	9,300	200,225
Konica Minolta Holdings, Inc.	21,000	149,990
Kuraray Co., Ltd.	7,200	84,972
Kurita Water Industries, Ltd.	1,800	40,781
Lintec Corp.	9,900	181,210
Nippon Electric Glass Co., Ltd.	32,000	170,394
Nippon Shokubai Co., Ltd.	2,000	24,499
Nitto Denko Corp.	6,100	265,082
NTT DoCoMo, Inc., SP ADR	9,261	154,659
Obic Co., Ltd.	1,280	261,161
Point, Inc.	4,820	168,800
Sankyo Co., Ltd.	3,300	164,314
Sega Sammy Holdings, Inc.	8,300	177,952
Shimamura Co., Ltd.	500	58,240
SKY Perfect JSAT Holdings, Inc.	147	61,528
Softbank Corp.	3,400	130,778
Toagosei Co., Ltd.	12,000	45,466
Toho Holdings Co., Ltd.	1,300	25,626
Toshiba TEC Corp.	14,000	51,968
Tsuruha Holdings, Inc.	6,000	389,376
Xebio Co., Ltd.	3,700	81,033

		4,602,162

Mexico — 1.3%
Grupo Mexico SAB de CV, Class B	105,138	295,685

Norway — 1.5%
Fred Olsen Energy ASA	3,621	137,269

	Number of Shares	Value
COMMON STOCKS — (Continued)
Norway — (Continued)
TGS Nopec Geophysical Co. ASA	7,226	$212,432

		349,701

Singapore — 0.1%
Avago Technologies, Ltd.	429	15,873

South Korea — 2.8%
Kangwon Land, Inc.	20,080	413,810
KT&G Corp.	2,891	212,997

		626,807

Spain — 2.2%
Construcciones y Auxiliar de Ferrocarriles SA	416	186,825
Tecnicas Reunidas SA	7,590	321,067

		507,892

Sweden — 0.6%
Saab AB, Class B	7,519	125,710

Switzerland — 3.6%
Forbo Holding AG, Reg. shares	469	269,016
Meyer Burger Technology AG*	12,639	167,001
OC Oerlikon Corp. AG, Reg. shares*	28,500	233,243
Panalpina Welttransport Holding AG, Reg. shares	1,460	140,422

		809,682

Taiwan — 2.6%
Asustek Computer, Inc.	13,000	120,714
Compal Electronics, Inc.	104,000	97,784
HTC Corp.	33,000	321,280
LITE-ON IT Corp.	56,279	52,634

		592,412

United Kingdom — 15.4%
Antofagasta PLC	2,989	50,237
AstraZeneca PLC, SP ADR	8,762	410,149
Bodycote PLC	7,018	36,200
BP PLC	30,377	202,435
Cookson Group PLC	16,616	143,542
Debenhams PLC	138,396	199,516
Halfords Group PLC	58,680	188,970
Homeserve PLC	6,151	20,069
IMI PLC	14,606	188,237
Inchcape PLC	52,595	310,629
ITV PLC	321,015	379,992
Ladbrokes PLC	39,227	94,590
Micro Focus International PLC	51,287	432,203

See accompanying Notes to the Quarterly Portfolio of Investments.

FORMULA INVESTING FUNDS

Formula Investing International Value Select Fund

Portfolio of Investments (Concluded)

July 31, 2012

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
United Kingdom — (Continued)
Mondi PLC	29,643	$253,059
Morgan Crucible Co. PLC	7,521	29,821
Royal Dutch Shell PLC, Class A	6,197	211,127
William Hill PLC	68,694	338,182
WS Atkins PLC	1,055	12,240

		3,501,198

TOTAL COMMON STOCKS (Cost $24,461,443)		22,394,370

EXCHANGE TRADED FUNDS — 0.6%
iShares MSCI EAFE Index Fund	2,651	132,550

TOTAL EXCHANGE TRADED FUNDS (Cost $123,720)		132,550

Value
TOTAL INVESTMENTS - 99.1% (Cost $24,585,163)**	$22,526,920

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.9%	196,048

NET ASSETS - 100.0%	$22,722,968

*	Non-income producing.
**	The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis are as follows:

Aggregate cost.	$24,585,163

Gross unrealized appreciation	$1,082,577
Gross unrealized depreciation	(3,140,820)

Net unrealized depreciation	$(2,058,243)

ADR	American Depositary Receipt
EAFE	Europe, Australasia, and Far East
MSCI	Morgan Stanley Capital International
SP ADR	Sponsored American Depositary Receipt

See accompanying Notes to the Quarterly Portfolio of Investments.

FORMULA INVESTING FUNDS

Notes to the Quarterly Portfolio of Investments

July 31, 2012

(Unaudited)

1. Portfolio Valuation:

Portfolio Valuation — The Formula Investing U.S. Value 1000 Fund, Formula Investing U.S. Value Select Fund, Formula Investing International Value 400 Fund, and Formula Investing International Value Select Fund (the “Formula Investing Funds”) each a “Fund” and collectively the “Funds”. The Funds’ net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Funds are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are generally valued at amortized cost. Foreign securities are valued based on prices from the primary market in which they are traded and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Trust’s Board of Trustees. Options are valued at last sale price. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

Fair Value Measurements — The inputs and valuations techniques used to measure fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:

•	Level 1 —	quoted prices in active markets for identical securities;

•	Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 —	significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

FORMULA INVESTING FUNDS

Notes to the Quarterly Portfolio of Investments (Concluded)

July 31, 2012

(Unaudited)

The following is a summary of the inputs used, as of July 31, 2012, in valuing the Funds’ investments carried at fair value:

Funds	Total Value at 7/31/12	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Formula Investing U.S. Value 1000 Fund:
Investments in Securities*	$38,701,474	$38,701,474	$—	$—

Formula Investing U.S. Value Select Fund:
Investments in Securities*	$179,178,483	$179,178,483	$—	$—

Formula Investing International Value 400 Fund:
Common Stocks	$10,987,824	$10,987,824	$—	$—
Rights	27,072	—	27,072	—
Exchange Traded Funds	34,500	34,500	—	—

Investments in Securities*	$11,049,396	$11,022,324	$27,072	$—

Formula Investing International Value Fund:
Investments in Securities*	$22,526,920	$22,526,920	$—	$—

* Please refer to Portfolio of Investments for further details.

At the end of each calendar quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Funds’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Funds may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For the period ended July 31, 2012, there were no transfers between Levels 1, 2 and 3 for the Funds.

For more information with regard to accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

LATEEF FUND

Portfolio of Investments

July 31, 2012

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — 94.6%
Aerospace & Defense — 4.8%
Rockwell Collins, Inc.	373,929	$18,909,590

Banks — 5.3%
Wells Fargo & Co.	620,000	20,962,200

Commercial Services — 11.7%
MasterCard, Inc., Class A	46,700	20,387,819
Robert Half International, Inc.	948,009	25,605,723

		45,993,542

Computers — 5.1%
EMC Corp.*	775,619	20,328,974

Consumer, Non-cyclical — 12.3%
Express Scripts Holding Co.*	515,560	29,871,546
Hospira, Inc.*	541,440	18,815,040

		48,686,586

Diversified Financial Services — 5.0%
Affiliated Managers Group, Inc.*	177,116	19,764,374

Lodging — 9.7%
Starwood Hotels & Resorts Worldwide, Inc.	355,108	19,229,098
Wynn Resorts, Ltd.	200,900	18,834,375

		38,063,473

Media — 10.5%
Discovery Communications, Inc., Class A*	380,000	19,239,400
Scripps Networks Interactive, Inc., Class A	414,108	22,299,716

		41,539,116

	Number of Shares	Value
COMMON STOCKS — (Continued)
Oil & Gas — 7.5%
Suncor Energy, Inc.	971,241	$29,661,700

Software — 4.8%
ANSYS, Inc.*	313,983	18,826,421

Technology — 7.0%
Accenture PLC, Class A (Ireland)	455,520	27,467,856

Telecommunications — 6.6%
QUALCOMM, Inc.	433,283	25,858,330

Transportation — 4.3%
Expeditors International of Washington, Inc.	475,212	16,903,291

TOTAL COMMON STOCKS (Cost $334,206,827)		372,965,453

TOTAL INVESTMENTS - 94.6% (Cost $334,206,827)**		372,965,453

OTHER ASSETS IN EXCESS OF LIABILITIES - 5.4%		21,103,526

NET ASSETS - 100.0%		$394,068,979

*	Non-income producing.
**	The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a federal income tax basis are as follows:

Aggregate cost	$334,206,827

Gross unrealized appreciation	49,255,639
Gross unrealized depreciation	(10,497,013)

Net unrealized appreciation	$38,758,626

See accompanying Notes to the Quarterly Portfolio of Investments.

1

LATEEF FUND

Notes to the Quarterly Portfolio of Investments

July 31, 2012

(Unaudited)

A. Portfolio Valuation:

Portfolio Valuation – The Lateef Fund’s (the “Fund”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are generally valued at amortized cost which approximates fair value. Foreign securities are valued based on prices from the primary market in which they are traded and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the FundVantage Trust’s Board of Trustees. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

Fair Value Measurements – The inputs and valuations techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

— Level 1 —	quoted prices in active markets for identical securities;

— Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

— Level 3 —	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2

LATEEF FUND

Notes to the Quarterly Portfolio of Investments (Continued)

July 31, 2012

(Unaudited)

The following is a summary of the inputs used, as of July 31, 2012, in valuing the Fund’s investments carried at fair value:

	Total Value at 07/31/12	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities*	$372,965,453	$372,965,453	$—	$—

*	Please refer to Portfolio of Investments for further details.

At the end of each calendar quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For the period ended July 31, 2012, there were no transfers between Levels 1, 2 and 3 for the Fund.

DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS — The Fund has adopted Disclosures about Derivative Instruments.

OPTIONS — The Fund is subject to equity price risk in the normal course of pursuing its investment objectives, the Fund may buy put and call options and write covered call and secured put options, all to hedge against changes in the value of equities. Such options may relate to particular securities or domestic stock indices and may or may not be listed on a domestic securities exchange or issued by the Options Clearing Corporation. The risk in writing a call option is that a fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put options is that a fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in purchasing an option is that a fund pays a premium whether or not the option is exercised. A fund also has the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. A fund also may write over- the-counter options where completing the obligation depends upon

3

LATEEF FUND

Notes to the Quarterly Portfolio of Investments (Concluded)

July 31, 2012

(Unaudited)

the credit standing of the other party. Option contracts also involve the risk that they may result in loss due to unanticipated developments in market conditions or other causes.

Options purchased are recorded as an asset and written options are recorded as liabilities to the extent of premiums paid or received. Gains or losses are realized when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of the premium received or paid.

The Fund had transactions in written options for the period ended July 31, 2012 as follows:

	Number of Contracts	Premium
Outstanding, April 30, 2012	1,908	$449,857
Call Options Written	—	—
Call Options Expired	(1,897)	(447,381)
Call Options Exercised	(11)	(2,476)

Outstanding, July 31, 2012	—	$—

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

4

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Securities Fund

Portfolio of Investments

July 31, 2012 (Unaudited)

	Principal Amount ($)	Value ($)
MUNICIPAL BONDS — 98.0%
Arizona — 2.4%
Phoenix Civic Improvement Corp., Civic Plaza, Convertible CAB, Series B, 0.00%, 07/01/31, (NATL-RE, FGIC Insured)	5,000,000	6,114,200

California — 1.6%
Foothill-Eastern Transportation Corridor Agency, CAB, Senior Lein, Series A, ETM, 0.00%, 01/01/25	2,000,000	1,503,940
Norwalk-La Mirada Unified School District GO, CAB, Series B, 0.00%, 08/01/27, (AGM-CR, FGIC Insured)	5,000,000	2,588,200

		4,092,140

District of Columbia — 1.7%
District of Columbia, Income Tax Revenue, Series A, Callable 12/01/21 at 100, 5.00%, 12/01/30	3,590,000	4,309,328

Florida — 1.5%
Orlando Utilities Commission, Water and Electric Revenue, Series D, ETM, 6.75%, 10/01/17	3,320,000	3,851,964

	Principal Amount ($)	Value ($)
MUNICIPAL BONDS — (Continued)
Georgia — 2.9%
Municipal Electric Authority Power Revenue, Series W, ETM, 6.60%, 01/01/18, (NATL-RE, IBC, BNYM Insured)	385,000	405,648
Municipal Electric Authority Power Revenue, Series W, Unrefunded Portion, 6.60%, 01/01/18, (NATL-RE, IBC, BNYM Insured)	6,315,000	7,061,433

		7,467,081

Hawaii — 71.2%
County of Kauai GO, Series A, 5.00%, 08/01/22	315,000	401,534
County of Kauai GO, Series A, Callable 8/01/21 at 100, 3.25%, 08/01/23	1,000,000	1,086,110
County of Kauai GO, Series A, Callable 08/01/22 at 100, 3.13%, 08/01/27	1,295,000	1,326,922
Hawaii County GO, Series A, 5.60%, 05/01/13, (NATL-RE, FGIC Insured)	605,000	629,242
Hawaii County GO, Series A, 5.25%, 07/15/17	1,655,000	1,993,861
Hawaii County GO, Series A, Callable 07/15/14 at 100, 5.25%, 07/15/23, (NATL-RE Insured)	595,000	644,433

See accompanying Notes to the Quarterly Portfolio of Investments.

1

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Securities Fund

Portfolio of Investments (Continued)

July 31, 2012 (Unaudited)

	Principal Amount ($)	Value ($)
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii County GO, Series A, Callable 07/15/18 at 100, 6.00%, 07/15/26	1,655,000	2,017,329
Hawaii County GO, Series A, Callable 03/01/20 at 100, 4.00%, 03/01/28	2,470,000	2,722,483
Hawaii Housing Finance & Development Corp, Multi-Family Housing, HSG-Kuhio Park Terrace, Series B, Callable 04/01/2013 at 100, 1.25%, 10/01/13, (FHLMC Insured)	1,000,000	1,005,070
Hawaii Housing Finance & Development Corp. Multi-Family Housing, HSG-Iwilei Apartments, Series A, Callable 07/01/22 at 100, 3.75%, 01/01/31, (FHLMC Insured)	3,460,000	3,494,496
Hawaii Housing Finance & Development Corp., Series B, Callable 07/01/21 at 100, 3.88%, 07/01/25, (GNMA/FNMA Insured)	3,970,000	4,198,354
Hawaii State Airports System Revenue, AMT, Callable 07/01/21 at 100, 5.00%, 07/01/23	3,500,000	4,031,895

	Principal Amount ($)	Value ($)
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii State Airports System Revenue, Series A, Callable 07/01/20 at 100, 5.00%, 07/01/22	1,000,000	1,197,450
Hawaii State Airports System Revenue, Series A, Callable 07/01/20 at 100, 5.25%, 07/01/29	2,000,000	2,357,940
Hawaii State Department of Budget & Finance Revenue, Hawaiian Electric Co., Inc., Series A, Callable 08/30/12 at 100, 5.50%, 12/01/14, (AMBAC Insured)	2,000,000	2,004,740
Hawaii State Department of Budget & Finance Revenue, Hawaiian Electric Co., Inc., Series A, AMT, Callable 10/01/12 at 101, 5.65%, 10/01/27, (NATL-RE Insured)	3,000,000	3,038,070
Hawaii State Department of Budget & Finance, Special Purpose Revenue, HSG-Kahala Nui, Callable 11/15/22 at 100, 5.00%, 11/15/27	1,240,000	1,331,723
Hawaii State Department of Hawaiian Home Lands Revenue, 4.50%, 04/01/13	500,000	509,520

See accompanying Notes to the Quarterly Portfolio of Investments.

2

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Securities Fund

Portfolio of Investments (Continued)

July 31, 2012 (Unaudited)

	Principal Amount ($)	Value ($)
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii State Department of Hawaiian Home Lands Revenue, 5.00%, 04/01/16	500,000	556,810
Hawaii State Department of Hawaiian Home Lands Revenue, 5.00%, 04/01/18	775,000	886,336
Hawaii State GO, Series BZ, 6.00%, 10/01/12, (FGIC-TCRS Insured)	2,000,000	2,018,760
Hawaii State GO, Series CH, 4.75%, 11/01/13, (NATL-RE, IBC Insured)	1,435,000	1,514,815
Hawaii State GO, Series CM, 6.50%, 12/01/13, (NATL-RE, FGIC Insured)	5,000,000	5,411,850
Hawaii State GO, Series CY, 5.75%, 02/01/15, (AGM Insured)	820,000	927,240
Hawaii State GO, Series DB, ETM, 5.00%, 09/01/12, (NATL-RE Insured)	505,000	506,894
Hawaii State GO, Series DB, Unrefunded Portion, 5.00%, 09/01/12, (NATL-RE Insured)	1,270,000	1,274,762
Hawaii State GO, Series DD, Callable 05/01/14 at 100, 5.00%, 05/01/17, (NATL-RE Insured)	1,000,000	1,081,530

	Principal Amount ($)	Value ($)
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii State GO, Series DD, Unrefunded Portion, Callable 05/01/14 at 100, 5.00%, 05/01/18, (NATL-RE Insured)	1,560,000	1,687,187
Hawaii State GO, Series DI, Callable 03/01/16 at 100, 5.00%, 03/01/26, (AGM Insured)	1,000,000	1,134,560
Hawaii State GO, Series DJ, Callable 04/01/17 at 100, 5.00%, 04/01/19, (AMBAC Insured)	1,000,000	1,170,260
Hawaii State GO, Series DJ, Callable 04/01/17 at 100, 5.00%, 04/01/22, (AMBAC Insured)	875,000	1,014,492
Hawaii State GO, Series DK, 5.00%, 05/01/17	4,000,000	4,782,600
Hawaii State GO, Series DK, Callable 05/01/18 at 100, 5.00%, 05/01/28	3,000,000	3,530,580
Hawaii State GO, Series DK, Callable 05/01/18 at 100, 5.00%, 05/01/23	5,000,000	5,956,600
Hawaii State GO, Series DN, 5.00%, 08/01/15	1,660,000	1,881,212
Hawaii State GO, Series DQ, Callable 06/01/19 at 100, 5.00%, 06/01/23	2,000,000	2,443,920
Hawaii State GO, Series DT, 5.00%, 11/01/15	1,500,000	1,714,860
Hawaii State GO, Series DT, 5.00%, 11/01/16	1,800,000	2,124,774

See accompanying Notes to the Quarterly Portfolio of Investments.

3

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Securities Fund

Portfolio of Investments (Continued)

July 31, 2012 (Unaudited)

	Principal Amount ($)	Value ($)
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii State GO, Series DT, 5.00%, 11/01/19	3,000,000	3,755,580
Hawaii State GO, Series DZ, Callable 12/01/21 at 100, 5.00%, 12/01/29	2,000,000	2,421,040
Hawaii State GO, Series DZ, Callable 12/01/21 at 100, 5.00%, 12/01/30	3,000,000	3,606,630
Hawaii State GO, Series DZ, Callable 12/01/21 at 100, 5.00%, 12/01/27	3,000,000	3,665,160
Hawaii State GO, Series DZ, Callable 12/01/21 at 100, 5.00%, 12/01/31	1,000,000	1,195,790
Hawaii State Harbor System Revenue, Series A, Callable 07/01/20 at 100, 5.63%, 07/01/40	3,000,000	3,534,660
Hawaii State Harbor System Revenue, Series A, AMT, 5.25%, 07/01/16, (AGM Insured)	1,105,000	1,240,329
Hawaii State Harbor System Revenue, Series B, AMT, Callable 08/30/12 at 100, 5.50%, 07/01/19, (AMBAC Insured)	1,500,000	1,503,585
Hawaii State Highway Revenue, Series A, 5.00%, 01/01/21	1,000,000	1,246,070
Hawaii State Highway Revenue, Series A, Callable 01/01/22 at 100, 5.00%, 01/01/27	5,490,000	6,665,299

	Principal Amount ($)	Value ($)
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii State Highway Revenue, Series A, Callable 01/01/22 at 100, 5.00%, 01/01/28	1,120,000	1,352,445
Hawaii State Highway Revenue, Series A, Callable 01/01/22 at 100, 5.00%, 01/01/31	3,025,000	3,594,214
Honolulu City & County Board of Water Supply System Revenue, Series A, Callable 07/01/14 at 100, 4.75%, 07/01/18, (NATL-RE, FGIC Insured)	1,000,000	1,083,930
Honolulu City & County Board of Water Supply System Revenue, Series A, Callable 07/01/16 at 100, 4.50%, 07/01/23, (NATL-RE Insured)	1,500,000	1,655,865
Honolulu City & County Board of Water Supply System Revenue, Series A, Callable 07/01/16 at 100, 4.75%, 07/01/31, (NATL-RE Insured)	2,000,000	2,176,760
Honolulu City & County Board of Water Supply System Revenue, Series A, Callable 07/01/22 at 100, 5.00%, 07/01/26	3,000,000	3,693,240

See accompanying Notes to the Quarterly Portfolio of Investments.

4

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Securities Fund

Portfolio of Investments (Continued)

July 31, 2012 (Unaudited)

	Principal Amount ($)	Value ($)
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Honolulu City & County Board of Water Supply System Revenue, Series A, Callable 07/01/22 at 100, 4.50%, 07/01/28	1,500,000	1,753,275
Honolulu City & County Board of Water Supply System Revenue, Series B, AMT, Callable 07/01/16 at 100, 5.25%, 07/01/17, (NATL-RE Insured)	1,300,000	1,481,831
Honolulu City & County Board of Water Supply System Revenue, Series B, AMT, Callable 07/01/16 at 100, 5.25%, 07/01/21, (NATL-RE Insured)	1,335,000	1,490,487
Honolulu City & County GO, Series A, 5.00%, 04/01/18	5,000,000	6,042,900
Honolulu City & County GO, Series A, Callable 07/01/15 at 100, 5.00%, 07/01/19, (NATL-RE Insured)	6,250,000	7,019,188
Honolulu City & County GO, Series A, Callable 07/01/17 at 100, 5.00%, 07/01/21, (AGM Insured)	4,000,000	4,643,920

	Principal Amount ($)	Value ($)
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Honolulu City & County GO, Series A, Callable 04/01/19 at 100, 5.00%, 04/01/24	1,110,000	1,309,856
Honolulu City & County GO, Series A, Callable 07/01/15 at 100, 5.00%, 07/01/26, (NATL-RE Insured)	5,000,000	5,554,050
Honolulu City & County GO, Series A, Callable 07/01/15 at 100, 5.00%, 07/01/28, (NATL-RE Insured)	1,275,000	1,408,939
Honolulu City & County GO, Series A, Callable 07/01/15 at 100, 5.00%, 07/01/29, (NATL-RE Insured)	2,000,000	2,205,860
Honolulu City & County GO, Series A, ETM, 5.75%, 04/01/13, (FGIC-TCRS Insured)	850,000	881,093
Honolulu City & County GO, Series A, Unrefunded Portion, 5.75%, 04/01/13, (FGIC-TCRS Insured)	2,345,000	2,431,249
Honolulu City & County GO, Series B, ETM, 5.25%, 10/01/12	200,000	201,636
Honolulu City & County GO, Series B, Unrefunded Portion, 5.25%, 10/01/12, (FGIC-TCRS Insured)	640,000	645,254

See accompanying Notes to the Quarterly Portfolio of Investments.

5

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Securities Fund

Portfolio of Investments (Continued)

July 31, 2012 (Unaudited)

	Principal Amount ($)	Value ($)
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Honolulu City & County GO, Series D, Callable 07/01/15 at 100, 5.00%, 07/01/20, (NATL-RE Insured)	2,000,000	2,244,920
Honolulu City & County GO, Series F, Callable 07/01/15 at 100, 5.00%, 07/01/22, (NATL-RE, FGIC Insured) ..	4,115,000	4,622,709
Honolulu City & County Waste Water System Revenue, 1st Bond Resolution, Series A, Callable 07/01/17 at 100, 5.00%, 07/01/31, (NATL-RE Insured)	3,500,000	3,915,695
Honolulu City & County Waste Water System Revenue, Senior Series A, 3.25%, 07/01/20	1,000,000	1,118,990
Honolulu City & County Waste Water System Revenue, Series B-1, Callable 07/01/16 at 100, 5.00%, 07/01/32, (NATL-RE Insured)	5,015,000	5,413,191
Honolulu City & County Wastewater System Revenue, Senior Series A, 4.00%, 07/01/21	1,005,000	1,179,046
Maui County GO, 5.00%, 03/01/15, (NATL-RE Insured)	3,850,000	4,274,270

	Principal Amount ($)	Value ($)
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Maui County GO, Series A, Callable 07/01/17 at 100, 4.25%, 07/01/25, (AGM Insured)	500,000	537,080
Maui County GO, Series B, 4.00%, 06/01/16	1,000,000	1,119,180
University of Hawaii Revenue, Series A-2, 4.00%, 10/01/19	1,170,000	1,348,987
University of Hawaii Revenue, Series B-2, 5.00%, 10/01/18	1,310,000	1,580,554
University of Hawaii System Revenue, Series A, Callable 10/01/19 at 100, 5.25%, 10/01/34	1,000,000	1,155,830

		183,581,801

Illinois — 2.6%
Chicago Midway Airport Revenue, Series C, 5.50%, 01/01/15, (NATL-RE Insured)	2,000,000	2,197,220
Illinois Municipal Electric Agency Power Supply Revenue, Series C, 5.25%, 02/01/21, (NATL-RE, FGIC Insured)	3,665,000	4,526,788

		6,724,008

Massachusetts — 2.2%
Commonwealth of Massachusetts Refunding, GO, Series B, 5.25%, 09/01/21, (AGM Insured)	2,000,000	2,583,200

See accompanying Notes to the Quarterly Portfolio of Investments.

6

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Securities Fund

Portfolio of Investments (Continued)

July 31, 2012 (Unaudited)

	Principal Amount ($)	Value ($)
MUNICIPAL BONDS — (Continued)
Massachusetts — (Continued)
Massachusetts State Department of Transportation, Metropolitan Highway System Revenue, Contract Assistance, Series B, Callable 01/01/20 at 100, 5.00%, 01/01/23	2,500,000	3,010,350

		5,593,550

Michigan — 0.7%
Michigan Finance Authority Revenue Refunding Revolving Fund, 5.00%, 10/01/21	1,500,000	1,906,590

North Carolina — 0.4%
Mecklenburg County GO, Series A, 5.00%, 08/01/19	750,000	945,818

Ohio — 0.5%
Ohio State, Infrastructure Improvement GO, Series A, 5.00%, 08/01/21	1,000,000	1,260,850

Tennessee — 0.9%
Metropolitan Government Nashville & Davidson County Health & Educational Facilities, Revenue, ETM, 0.00%, 06/01/21	2,955,000	2,491,952

	Principal Amount ($)	Value ($)
MUNICIPAL BONDS — (Continued)
Texas — 5.0%
Austin Certificates Obligation, GO, Callable 09/01/21 at 100, 4.00%, 09/01/30	2,860,000	3,073,985
Fort Worth Drainage Utility System Revenue, Callable 02/15/21 at 100, 4.50%, 02/15/27	2,765,000	3,146,570
Galveston County GO, CAB, Series RD, 0.00%, 02/01/24, (NATL-RE, FGIC Insured)	2,630,000	1,867,694
Harris County GO, Series C, Prerefunded 10/01/18 at 100, 5.75%, 10/01/23	1,000,000	1,286,570
Houston Water and Sewer System Revenue, Unrefunded Balance CAB, Junior Series A, 0.00%, 12/01/27, (AGM Insured)	2,000,000	1,220,180
San Antonio Electric & Gas Revenue, Series A, 5.00%, 02/01/18	2,000,000	2,417,140

		13,012,139

Washington — 4.4%
King County School District No. 403 Renton GO, Callable 12/01/16 at 100, 5.00%, 12/01/24, (NATL-RE, FGIC Insured, School Bond Guarantee) .	3,000,000	3,399,240

See accompanying Notes to the Quarterly Portfolio of Investments.

7

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Securities Fund

Portfolio of Investments (Concluded)

July 31, 2012 (Unaudited)

	Principal Amount ($)	Value ($)
MUNICIPAL BONDS — (Continued)
Washington — (Continued)
Port of Seattle Revenue, Callable 02/01/16 at 100, 5.00%, 02/01/25, (XLCA Insured)	2,000,000	2,246,160
Washington State GO, Various Purpose, Series A, Callable 08/01/21 at 100, 4.50%, 08/01/31	5,000,000	5,654,750

		11,300,150

TOTAL MUNICIPAL BONDS (Cost $232,753,945)		252,651,571

	Shares
REGISTERED INVESTMENT COMPANY — 1.5%
Dreyfus Tax Exempt Cash Management Fund, Institutional Shares, 0.00%(a)	3,878,487	3,878,487
TOTAL REGISTERED INVESTMENT COMPANY (Cost $3,878,487)		3,878,487
TOTAL INVESTMENTS - 99.5% (Cost $236,632,432)*		256,530,058
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.5%		1,304,806

NET ASSETS - 100.0%		$257,834,864

(a)	Rate periodically changes. Rate disclosed is the daily yield on July 31, 2012.
*	The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a federal income tax basis are as follows:

Aggregate cost	$236,632,432

Gross unrealized appreciation	19,897,626
Gross unrealized depreciation	-

Net unrealized appreciation	$19,897,626

AGM	Assured Guaranty Municipal Corp.
AGM-CR	Assured Guaranty Municipal Corp. Custodial Receipts
AMBAC	American Municipal Bond Assurance Corp.
AMT	Subject to Alternative Minimum Tax
BNYM	Bank of New York Mellon
CAB	Capital Appreciation Bond
ETM	Escrowed to Maturity
FGIC	Financial Guaranty Insurance Co.
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
HSG	Housing
IBC	Insurance Bond Certificate
NATL-RE	National Reinsurance Corp.
TCRS	Transferable Custodial Receipts
XLCA	XL Capital Assurance

See accompanying Notes to the Quarterly Portfolio of Investments.

8

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Short Intermediate Securities Fund

Portfolio of Investments

July 31, 2012 (Unaudited)

	Principal Amount ($)	Value ($)
MUNICIPAL BONDS — 94.6%
Arizona — 1.1%
Vistancia Community Facilities District GO, 4.00%, 07/15/13	500,000	513,085

Georgia — 2.5%
Georgia State GO, Series I, 5.00%, 11/01/17	1,000,000	1,221,610

Guam — 3.2%
Guam Economic Development & Commerce Authority, CAB, Series B, ETM, 5.40%, 05/15/15	1,350,000	1,528,187

Hawaii — 61.4%
County of Kauai GO, Series A, 3.00%, 08/01/20	295,000	323,786
Hawaii County GO, Series A, 5.00%, 03/01/15	400,000	444,080
Hawaii County GO, Series A, 4.00%, 03/01/16	400,000	445,356
Hawaii Pacific Health Special Purpose Revenue, Series A, 3.00%, 07/01/14	500,000	520,525
Hawaii State Airports System Revenue, AMT, 4.00%, 07/01/15	515,000	558,286
Hawaii State Airports System Revenue, Series B, AMT, 4.00%, 07/01/15	1,000,000	1,084,050
Hawaii State GO, Series CH, 4.75%, 11/01/13, (NATL-RE, IBC Insured)	1,000,000	1,055,620

	Principal Amount ($)	Value ($)
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii State GO, Series CY, 5.75%, 02/01/13, (AGM Insured)	1,500,000	1,541,280
Hawaii State GO, Series DA, Prerefunded 09/01/13 at 100, 5.25%, 09/01/17, (NATL-RE Insured)	1,010,000	1,064,429
Hawaii State GO, Series DG, 5.00%, 07/01/13, (AMBAC Insured)	2,000,000	2,087,160
Hawaii State GO, Series DG, Callable 07/01/15 at 100, 5.00%, 07/01/16, (AMBAC Insured)	1,250,000	1,414,300
Hawaii State GO, Series DQ, 4.00%, 06/01/13	1,000,000	1,031,330
Hawaii State GO, Series DR, 4.00%, 06/01/14	1,170,000	1,247,290
Hawaii State GO, Series EA, 4.00%, 12/01/20	1,000,000	1,187,270
Hawaii State Harbor System Revenue, Series A, 4.00%, 07/01/16	500,000	547,705
Hawaii State Highway Revenue Bonds, Series B, 5.25%, 07/01/18, (AGM Insured)	500,000	616,180
Hawaii State Highway Revenue, Series A, 4.00%, 01/01/17	325,000	367,721
Hawaii State Highway Revenue, Series A, 4.00%, 01/01/21	1,000,000	1,168,440

See accompanying Notes to the Quarterly Portfolio of Investments.

9

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Short Intermediate Securities Fund

Portfolio of Investments (Continued)

July 31, 2012 (Unaudited)

	Principal Amount ($)	Value ($)
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii State Housing & Community Development Corp. Rental Housing System Revenue, Series A, 3.70%, 07/01/13, (AGM Insured)	1,055,000	1,069,570
Hawaii State Housing Finance & Development Corp., Series A, 2.35%, 07/01/17, (GNMA/FNMA Insured)	565,000	577,396
Hawaii State Housing Finance & Development Corp., Series A, 2.70%, 07/01/18, (GNMA/FNMA Insured)	575,000	588,921
Honolulu City & County Board of Water Supply System Revenue, Series A, 5.00%, 07/01/20	320,000	400,813
Honolulu City & County Board of Water Supply System Revenue, Series A, 5.00%, 07/01/22	500,000	638,895
Honolulu City & County GO, Series A, 4.00%, 08/01/16	500,000	565,305
Honolulu City & County GO, Series A, Unrefunded Balance, 5.75%, 04/01/13, (FGIC-TCRS Insured)	1,000,000	1,036,780

	Principal Amount ($)	Value ($)
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Honolulu City & County GO, Series B, 5.50%, 07/01/13, (FSA Insured)	1,000,000	1,048,310
Honolulu City & County GO, Series B, Unrefunded Balance, 5.00%, 10/01/13	585,000	617,339
Honolulu City & County GO, Series B, 5.00%, 08/01/16	625,000	731,219
Honolulu City & County GO, Series D, 5.00%, 09/01/14	1,140,000	1,246,145
Honolulu City & County GO, Series D, 2.25%, 09/01/14	780,000	808,345
Honolulu City & County GO, Series F, Callable 07/01/15 at 100, 5.25%, 07/01/17, (NATL-RE, FGIC Insured)	535,000	604,192
Honolulu City & County Waste Water System Revenue, 1st Bond Resolution, Senior Sub-Series A, 4.00%, 07/01/16	250,000	281,462
Honolulu City & County Waste Water System Revenue, Senior Series A, 5.00%, 07/01/19	1,000,000	1,234,860
Honolulu City & County Waste Water System Revenue, Senior Series A, 3.25%, 07/01/20	255,000	285,342

See accompanying Notes to the Quarterly Portfolio of Investments.

10

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Short Intermediate Securities Fund

Portfolio of Investments (Continued)

July 31, 2012 (Unaudited)

	Principal Amount ($)	Value ($)
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Honolulu City & County Waste Water System Revenue, Series A, 4.00%, 07/01/13	500,000	517,145
University of Hawaii Revenue, Series A, 5.00%, 10/01/14	550,000	600,132

		29,556,979

Indiana — 2.2%
Indiana State Office Building Commission, Logansport State Hospital, Series D, Callable 07/01/14 at 100, 5.00%, 07/01/23, (AMBAC, State Appropriate Insured)	500,000	536,775
Northwest Allen County Middle School Building Corp. Revenue, First Mortgage, Callable 07/15/13 at 100, 5.25%, 07/15/18, (NATL-RE, State Aid Withholding Insured)	500,000	522,575

		1,059,350

Iowa — 1.0%
University of Iowa Facilities Corp. GO, Medical Education & Biomed Research Facility, 3.75%, 06/01/18	435,000	489,414

	Principal Amount ($)	Value ($)
MUNICIPAL BONDS — (Continued)
Michigan — 1.6%
Michigan State Hospital Finance Authority Revenue, Oakwood Obligated Group, 5.50%, 11/01/12	750,000	758,768

Minnesota — 3.1%
Minnesota State GO, Callable 08/01/12 at 100, 5.00%, 08/01/16	1,500,000	1,500,000

North Carolina — 2.3%
North Carolina State GO, Series B, 5.00%, 06/01/14	1,000,000	1,085,790

Ohio — 5.4%
Ohio State GO, Prerefunded 06/15/13 at 100, 5.00%, 06/15/16	1,000,000	1,041,180
Ohio State GO, Infrastructure Improvement, Series A, Callable 03/01/15 at 100, 5.00%, 09/01/19	1,410,000	1,569,993

		2,611,173

Oklahoma — 1.1%
Oklahoma Development Finance Authority Health Refunding, INTEGRIS Baptist Medical Center, Series C, 5.00%, 08/15/16	455,000	523,068

See accompanying Notes to the Quarterly Portfolio of Investments.

11

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Short Intermediate Securities Fund

Portfolio of Investments (Continued)

July 31, 2012 (Unaudited)

	Principal Amount ($)	Value ($)
MUNICIPAL BONDS — (Continued)
Puerto Rico — 2.6%
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue, ETM, 6.25%, 07/01/13, (NATL-RE, IBC, Commonwealth Guaranteed Insured)	1,200,000	1,265,256

Tennessee — 1.0%
Sullivan County Health Educational & Housing Facilities Board Revenue, Wellmont Health Systems Project, Prerefunded 09/01/12 at 101, 6.25%, 09/01/32	480,000	487,046

Texas — 3.6%
Harris County GO, Refunding Road, Series A, 5.00%, 10/01/20	1,000,000	1,261,750
North Harris Montgomery Community College District, Lone Star College System GO, 4.50%, 02/15/14, (NATL-RE Insured)	425,000	452,217

		1,713,967

Wisconsin — 2.5%
Waukesha GO, Series A, Callable 10/01/14 at 100, 5.00%, 10/01/16, (AGM Insured)	1,095,000	1,202,518

TOTAL MUNICIPAL BONDS (Cost $44,227,644)		45,516,211

	Shares	Value ($)
REGISTERED INVESTMENT COMPANY — 4.3%
Dreyfus Tax Exempt Cash Management Fund, Institutional Shares, 0.00%(a)	2,059,793	2,059,793

TOTAL REGISTERED INVESTMENT COMPANY (Cost $2,059,793)		2,059,793

TOTAL INVESTMENTS - 98.9% (Cost $46,287,437)*		47,576,004
OTHER ASSETS IN EXCESS OF LIABILITIES - 1.1%		553,420

NET ASSETS - 100.0%		$48,129,424

(a)	Rate periodically changes. Rate disclosed is the daily yield on July 31, 2012.
*	The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a federal income tax basis are as follows:

Aggregate cost	$46,287,437

Gross unrealized appreciation	1,288,687
Gross unrealized depreciation	(120)

Net unrealized appreciation	$1,288,567

AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Subject to Alternative Minimum Tax
CAB	Capital Appreciation Bond
ETM	Escrowed to Maturity
FGIC	Financial Guaranty Insurance Co.
FNMA	Federal National Mortgage Association

See accompanying Notes to the Quarterly Portfolio of Investments.

12

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Short Intermediate Securities Fund

Portfolio of Investments (Concluded)

July 31, 2012 (Unaudited)

FSA	Financial Service Authority
GNMA	Government National Mortgage Association
GO	General Obligation
IBC	Insurance Bond Certificate
NATL-RE	National Reinsurance Corp.

See accompanying Notes to the Quarterly Portfolio of Investments.

13

PACIFIC CAPITAL FUNDS

Notes to the Quarterly Portfolio of Investments

July 31, 2012

(Unaudited)

A. Portfolio Valuation:

Portfolio Valuation – Pacific Capital Tax-Free Securities Fund and Pacific Capital Tax-Free Short Intermediate Securities Fund’s (each a “Fund” and together the “Funds”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by each Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are generally valued at amortized cost which approximates fair value. Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service, which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value. Due to continued volatility in the current market, valuations developed through pricing techniques may materially vary from the actual amounts realized upon sale of the securities. Foreign securities are valued based on prices from the primary market in which they are traded and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies are valued based on the NAV of such investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Trust’s Board of Trustees. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

Fair Value Measurements – the inputs and valuations techniques used to measure fair value of the Funds’ investments are summarized in the three levels as described in the hierarchy below:

•	Level 1 — quoted prices in active markets for identical securities;

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The fair value of a Fund’s bonds are generally based on quotes received from brokers of independent pricing services. Bonds with quotes that are based on actual trades with a sufficient level of activity on or near the measurement date are classified as Level 2 assets.

14

PACIFIC CAPITAL FUNDS

Notes to the Quarterly Portfolio of Investments (Continued)

July 31, 2012

(Unaudited)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of July 31, 2012, in valuing the Funds’ investments carried at fair value:

Funds	Total Value at 07/31/12	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs

Pacific Capital Tax-Free Securities Fund
Municipal Bonds	$252,651,571	$-	$252,651,571	$-
Registered Investment Company	3,878,487	3,878,487	-	-

Total	$256,530,058	$3,878,487	$252,651,571	$-

Pacific Capital Tax-Free Short Intermediate Securities Fund
Municipal Bonds	$45,516,211	$-	$45,516,211	$-
Registered Investment Company	2,059,793	2,059,793	-	-

Total	$47,576,004	$2,059,793	$45,516,211	$-

At the end of each calendar quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Funds’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Funds may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

15

PACIFIC CAPITAL FUNDS

Notes to the Quarterly Portfolio of Investments (Concluded)

July 31, 2012

(Unaudited)

For the period ended July 31, 2012, there were no transfers between Levels 1, 2 and 3 for the Funds.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

16

PEMBERWICK FUND

Portfolio of Investments

July 31, 2012

(Unaudited)

	Par Value	Value
CORPORATE BONDS AND NOTES — 53.4%
Basic Materials — 0.1%
Nucor Corp.
5.00%, 12/01/2012	$15,000	$15,212
Praxair, Inc.
1.75%, 11/15/2012	40,000	40,155

		55,367

Communications — 0.2%
BellSouth Corp.
5.20%, 09/15/2014	90,000	98,206
Cellco Partnership/Verizon Wireless Capital, LLC
5.55%, 02/01/2014	75,000	80,231
Cisco Systems, Inc.
2.90%, 11/17/2014	30,000	31,711
eBay, Inc.
1.63%, 10/15/2015	35,000	36,209
Verizon Communications, Inc.
4.35%, 02/15/2013	55,000	56,150

		302,507

Consumer, Cyclical — 0.1%
Target Corp.
4.00%, 06/15/2013	45,000	46,355
Wal-Mart Stores, Inc.
4.55%, 05/01/2013	40,000	41,283
Wal-Mart Stores, Inc.
7.25%, 06/01/2013	15,000	15,841
Wal-Mart Stores, Inc.
2.25%, 07/08/2015	25,000	26,223

		129,702

Consumer, Non-cyclical — 0.2%
Abbott Laboratories
2.70%, 05/27/2015	15,000	15,881
Baxter International, Inc.
1.80%, 03/15/2013	10,000	10,086

	Par Value	Value
CORPORATE BONDS AND NOTES — (Continued)
Consumer, Non-cyclical — (Continued)
Bottling Group, LLC
4.63%, 11/15/2012	$10,000	$10,120
Bottling Group, LLC
6.95%, 03/15/2014	45,000	49,556
Coca-Cola Co.(The)
1.50%, 11/15/2015	35,000	35,982
Pepsico, Inc.
3.75%, 03/01/2014	65,000	68,217
Procter & Gamble Co. (The)
4.95%, 08/15/2014	55,000	60,011

		249,853

Energy — 0.1%
BP Capital Markets PLC
5.25%, 11/07/2013	45,000	47,734
ConocoPhillips Australia Funding Co.
5.50%, 04/15/2013	50,000	51,746
Shell International Finance BV
1.88%, 03/25/2013	5,000	5,051
Shell International Finance BV
4.00%, 03/21/2014	10,000	10,581
Shell International Finance BV
3.10%, 06/28/2015	50,000	53,719

		168,831

Financial — 51.9%
Allstate Life Global Funding Trusts
5.38%, 04/30/2013	50,000	51,858
American Express Credit Corp.
2.80%, 09/19/2016	100,000	107,168

See accompanying Notes to the Quarterly Portfolio of Investments.

1

PEMBERWICK FUND

Portfolio of Investments (Continued)

July 31, 2012

(Unaudited)

	Par Value	Value
CORPORATE BONDS AND NOTES — (Continued)
Financial — (Continued)
Bank of America Corp.
5.38%, 09/11/2012	$300,000	$301,333
Bank of America Corp.
0.80%, 09/15/2014 (a)	2,000,000	1,944,516
Bank of America Corp.
3.63%, 03/17/2016	10,000	10,281
Bank of America NA
0.75%, 06/15/2016 (a)	2,000,000	1,811,086
Bank of New York Mellon Corp. (The)
4.95%, 11/01/2012	25,000	25,283
Bank of New York Mellon Corp. (The)
4.30%, 05/15/2014	75,000	80,089
Barclays Bank PLC
5.20%, 07/10/2014	100,000	105,823
BB&T Corp.
3.20%, 03/15/2016	15,000	16,008
Berkshire Hathaway Finance Corp.
4.60%, 05/15/2013	85,000	87,798
Berkshire Hathaway Finance Corp.
5.10%, 07/15/2014	90,000	97,942
Berkshire Hathaway Finance Corp.
2.45%, 12/15/2015	17,000	17,939
Blackrock, Inc.
3.50%, 12/10/2014	40,000	42,663
Branch Banking & Trust Co.
4.88%, 01/15/2013	100,000	101,717
Caterpillar Financial Services Corp.
6.13%, 02/17/2014	15,000	16,296

	Par Value	Value
CORPORATE BONDS AND NOTES — (Continued)
Financial — (Continued)
Caterpillar Financial Services Corp.
2.65%, 04/01/2016	$20,000	$21,160
Caterpillar Financial Services Corp.
1.63%, 06/01/2017	60,000	61,187
Charles Schwab Corp. (The)
4.95%, 06/01/2014	20,000	21,497
Citigroup, Inc.
6.50%, 08/19/2013	200,000	210,225
Citigroup, Inc.
6.00%, 12/13/2013	100,000	105,309
Citigroup, Inc.
0.59%, 03/07/2014 (a)	2,000,000	1,957,746
Citigroup, Inc.
0.75%, 11/05/2014 (a)	2,525,000	2,449,260
Citigroup, Inc.
6.01%, 01/15/2015	50,000	54,276
CME Group, Inc.
5.40%, 08/01/2013	20,000	20,968
CME Group, Inc.
5.75%, 02/15/2014	40,000	43,105
Credit Suisse
5.50%, 05/01/2014	125,000	133,408
Credit Suisse USA, Inc.
5.13%, 08/15/2015	100,000	110,037
Deutsche Bank AG London
4.88%, 05/20/2013	140,000	144,319
General Electric Capital Corp.
5.45%, 01/15/2013	375,000	383,626
General Electric Capital Corp.
0.59%, 03/20/2013 (a)	4,000,000	3,970,464

See accompanying Notes to the Quarterly Portfolio of Investments.

2

PEMBERWICK FUND

Portfolio of Investments (Continued)

July 31, 2012

(Unaudited)

	Par Value	Value
CORPORATE BONDS AND NOTES — (Continued)
Financial — (Continued)
General Electric Capital Corp.
0.60%, 06/20/2013 (a)	$2,000,000	$1,992,400
General Electric Capital Corp.
1.47%, 09/23/2013 (a)	406,000	408,553
General Electric Capital Corp.
0.59%, 12/17/2013 (a)	1,400,000	1,373,842
General Electric Capital Corp.
0.59%, 12/20/2013 (a)	1,575,000	1,568,097
General Electric Capital Corp.
0.60%, 03/20/2014 (a)	4,500,000	4,466,025
General Electric Capital Corp.
5.65%, 06/09/2014	35,000	37,824
General Electric Capital Corp.
0.62%, 09/15/2014 (a)	1,400,000	1,384,408
General Electric Capital Corp.
3.50%, 06/29/2015	20,000	21,307
General Electric Capital Corp.
4.38%, 09/21/2015	110,000	120,298
General Electric Capital Corp.
2.25%, 11/09/2015	127,000	130,784
General Electric Capital Corp.
7.13%, 12/15/2049 (a)	1,000,000	1,086,096

	Par Value	Value
CORPORATE BONDS AND NOTES — (Continued)
Financial — (Continued)
Goldman Sachs Group, Inc. (The)
4.75%, 07/15/2013	$45,000	$46,520
Goldman Sachs Group, Inc. (The)
5.25%, 10/15/2013	30,000	31,316
Goldman Sachs Group, Inc. (The)
1.47%, 02/07/2014 (a)	1,000,000	990,734
Goldman Sachs Group, Inc. (The)
0.96%, 01/12/2015 (a)	3,400,000	3,254,147
Goldman Sachs Group, Inc. (The)
5.13%, 01/15/2015	100,000	106,040
Goldman Sachs Group, Inc. (The)
0.85%, 07/22/2015 (a)	400,000	374,684
Goldman Sachs Group, Inc. (The)
3.70%, 08/01/2015	90,000	92,350
Goldman Sachs Group, Inc., Sr. Unsec. Notes
3.63%, 02/07/2016	70,000	71,701
Hartford Life Global Funding Trusts
0.65%, 06/16/2014 (a)	700,000	688,100
HSBC Finance Corp.
0.82%, 09/14/2012 (a)	2,000,000	2,000,086
HSBC Finance Corp.
0.71%, 01/15/2014 (a)	5,000,000	4,947,635
HSBC Finance Corp.
0.90%, 06/01/2016 (a)	2,000,000	1,872,614
HSBC Holdings PLC
5.25%, 12/12/2012	225,000	228,502

See accompanying Notes to the Quarterly Portfolio of Investments.

3

PEMBERWICK FUND

Portfolio of Investments (Continued)

July 31, 2012

(Unaudited)

	Par Value	Value
CORPORATE BONDS AND NOTES — (Continued)
Financial — (Continued)
John Deere Capital Corp.
4.95%, 12/17/2012	$15,000	$15,231
John Deere Capital Corp.
4.90%, 09/09/2013	50,000	52,487
Morgan Stanley
0.76%, 01/09/2014 (a)	1,000,000	966,542
Morgan Stanley
4.20%, 11/20/2014	250,000	254,684
Morgan Stanley
0.94%, 10/15/2015 (a)	1,000,000	914,090
Morgan Stanley
0.91%, 10/18/2016 (a)	2,500,000	2,207,970
National City Bank
0.82%, 12/15/2016 (a)	4,000,000	3,786,908
Northern Trust Corp.
5.50%, 08/15/2013	75,000	78,871
PACCAR Financial Corp.
1.55%, 09/29/2014	30,000	30,626
PNC Funding Corp.
0.67%, 01/31/2014 (a)	2,000,000	1,991,186
Protective Life Secured Trusts
5.45%, 09/28/2012	40,000	40,303
Royal Bank of Scotland PLC (The)
2.89%, 08/23/2013 (a)	640,000	645,987
State Street Corp.
4.30%, 05/30/2014	35,000	37,344
State Street Corp.
2.88%, 03/07/2016	10,000	10,711
Toyota Motor Credit Corp.
3.20%, 06/17/2015	55,000	58,878
Travelers Cos, Inc. (The)
6.25%, 06/20/2016	15,000	17,693

	Par Value	Value
CORPORATE BONDS AND NOTES — (Continued)
Financial — (Continued)
US Bancorp
2.88%, 11/20/2014	$75,000	$78,809
US Bancorp
3.15%, 03/04/2015	25,000	26,545
US Bancorp
2.45%, 07/27/2015	15,000	15,812
US Bank NA
0.74%, 10/14/2014 (a)	2,000,000	1,992,600
Wachovia Bank NA
4.80%, 11/01/2014	1,000,000	1,072,682
Wachovia Bank NA
0.85%, 11/03/2014 (a)	7,000,000	6,900,250
Wachovia Corp.
2.24%, 05/01/2013 (a)	1,000,000	1,013,335
Wachovia Corp.
5.50%, 05/01/2013	55,000	57,063
Wachovia Corp.
4.88%, 02/15/2014	100,000	105,184
Wells Fargo & Co.
1.50%, 07/01/2015	20,000	20,208
Wells Fargo & Co.
3.68%, 06/15/2016 (b)	200,000	217,336

		64,407,785

Industrial — 0.2%
Boeing Co. (The)
5.00%, 03/15/2014	65,000	69,732
Caterpillar, Inc.
7.00%, 12/15/2013	20,000	21,787
Danaher Corp.
1.30%, 06/23/2014	24,000	24,318
Emerson Electric Co.
5.00%, 12/15/2014	40,000	44,036
Honeywell International, Inc.
4.25%, 03/01/2013	20,000	20,456

See accompanying Notes to the Quarterly Portfolio of Investments.

4

PEMBERWICK FUND

Portfolio of Investments (Continued)

July 31, 2012

(Unaudited)

	Par Value	Value
CORPORATE BONDS AND NOTES — (Continued)
Industrial — (Continued)
Illinois Tool Works, Inc.
5.15%, 04/01/2014	$50,000	$53,785

		234,114

Technology — 0.5%
Dell, Inc.
3.10%, 04/01/2016	50,000	53,261
HP Enterprise Services, LLC
6.00%, 08/01/2013	200,000	209,670
Intel Corp.
1.95%, 10/01/2016	47,000	49,401
International Business Machines Corp.
4.75%, 11/29/2012	70,000	71,082
International Business Machines Corp.
6.50%, 10/15/2013	100,000	107,369
Microsoft Corp.
2.95%, 06/01/2014	25,000	26,200
Oracle Corp.
4.95%, 04/15/2013	49,000	50,626
Texas Instruments, Inc.
1.38%, 05/15/2014	55,000	55,987

		623,596

Utilities — 0.1%
Alabama Power Co.
5.80%, 11/15/2013	35,000	37,396
Detroit Edison Co. (The)
6.40%, 10/01/2013	30,000	31,961
Duke Energy Carolinas, LLC
5.75%, 11/15/2013	55,000	58,693

	Par Value	Value
CORPORATE BONDS AND NOTES — (Continued)
Utilities — (Continued)
Northern States Power Co.
8.00%, 08/28/2012	$5,000	$5,026

		133,076

TOTAL CORPORATE BONDS AND NOTES (Cost $65,890,713)		66,304,831

GOVERNMENT BONDS(C) — 0.0%
Province of Ontario Canada
2.70%, 06/16/2015	40,000	42,346

TOTAL GOVERNMENT BONDS (Cost $39,989)		42,346

COLLATERALIZED MORTGAGE OBLIGATIONS — 4.0%
Federal Home Loan Mortgage Corporation REMICS — 2.3%
Series 2777, Class VX
5.00%, 04/15/2015	60,410	62,982
Series 2542, Class ES
5.00%, 12/15/2017	67,874	72,919
Series 2564, Class HJ
5.00%, 02/15/2018	44,751	48,134
Series 2611, Class UH
4.50%, 05/15/2018	78,721	83,030
Series 2617, Class GR
4.50%, 05/15/2018	83,340	88,676
Series 2627, Class MC
4.50%, 05/15/2018	166,022	176,731
Series 2617, Class TK
4.50%, 06/15/2018	116,954	125,290
Series 2649, Class KA
4.50%, 07/15/2018	101,750	108,279
Series 2677, Class JA
5.00%, 09/15/2018	14,280	14,890

See accompanying Notes to the Quarterly Portfolio of Investments.

5

PEMBERWICK FUND

Portfolio of Investments (Continued)

July 31, 2012

(Unaudited)

	Par Value	Value
COLLATERALIZED MORTGAGE OBLIGATIONS — (Continued)
Federal Home Loan Mortgage Corporation REMICS — (Continued)
Series 2693, Class PE
4.50%, 10/15/2018	$100,000	$108,093
Series 2746, Class EG
4.50%, 02/15/2019	142,711	152,369
Series 2780, Class JG
4.50%, 04/15/2019	12,139	12,576
Series 2814, Class GB
5.00%, 06/15/2019	38,949	41,120
Series 3461, Class BV
5.00%, 06/15/2019	103,571	106,833
Series 3558, Class AW
4.75%, 08/15/2019	49,156	51,125
Series 2639, Class UH
4.25%, 03/15/2022	51,041	52,629
Series 2639, Class UG
4.00%, 03/15/2022	59,350	61,016
Series 2503, Class JV
5.50%, 05/15/2022	119,976	122,058
Series 2542, Class OB
5.00%, 05/15/2022	10,490	10,573
Series 3087, Class JB
5.50%, 03/15/2024	16,403	16,720
Series 2924, Class EH
5.25%, 03/15/2024	52,954	55,580
Series 2989, Class TG
5.00%, 06/15/2025	130,498	143,183
Series 3002, Class YD
4.50%, 07/15/2025	58,011	62,242
Series 2890, Class PC
5.00%, 07/15/2030	7,631	7,637
Series 2691, Class ME
4.50%, 04/15/2032	98,037	101,689

	Par Value	Value
COLLATERALIZED MORTGAGE OBLIGATIONS — (Continued)
Federal Home Loan Mortgage Corporation REMICS — (Continued)
Series 2741, Class GF
5.50%, 05/15/2032	$16,511	$16,748
Series 2735, Class OG
5.00%, 08/15/2032	62,226	64,554
Series 2764, Class TE
5.00%, 10/15/2032	125,799	131,320
Series 2760, Class PD
5.00%, 12/15/2032	166,483	174,220
Series 2802, Class OA
4.50%, 12/15/2032	30,216	30,715
Series 2655, Class QA
5.00%, 02/15/2033	19,208	20,378
Series 2827, Class TE
5.00%, 04/15/2033	260,000	274,670
Series 3204, Class MA
5.50%, 02/15/2034	4,823	4,836
Series 3067, Class PK
5.50%, 05/15/2034	130,000	136,831
Series 2881, Class AE
5.00%, 08/15/2034	61,376	67,026
Series 2933, Class HD
5.50%, 02/15/2035	83,980	94,484

		2,902,156

Federal National Mortgage Association REMICS — 1.4%
Series 2008-26, Class VJ
5.00%, 03/25/2018	136,886	142,437
Series 2004-81, Class KD
4.50%, 07/25/2018	53,775	54,780
Series 2003-92, Class PE
4.50%, 09/25/2018	100,000	107,731
Series 2008-54, Class EA
5.00%, 07/25/2019	55,100	57,795

See accompanying Notes to the Quarterly Portfolio of Investments.

6

PEMBERWICK FUND

Portfolio of Investments (Continued)

July 31, 2012

(Unaudited)

	Par Value	Value
COLLATERALIZED MORTGAGE OBLIGATIONS — (Continued)
Federal National Mortgage Association REMICS — (Continued)
Series 2005-91, Class DA
4.50%, 10/25/2020	$23,669	$24,382
Series 2002-91, Class LC
5.00%, 06/25/2022	9,069	9,198
Series 2004-65, Class EJ
5.00%, 05/25/2023	40,407	41,262
Series 2003-80, Class YE
4.00%, 06/25/2023	46,523	49,064
Series 2005-40, Class YG
5.00%, 05/25/2025	119,705	133,708
Series 2007-27, Class MQ
5.50%, 04/25/2027	42,717	47,704
Series 2005-22, Class UC
5.50%, 01/25/2031	7,520	7,521
Series 2003-21, Class PJ
4.50%, 12/25/2031	27,794	28,336
Series 2003-47, Class PD
5.50%, 09/25/2032	24,329	24,792
Series 2005-12, Class JE
5.00%, 09/25/2033	250,000	265,002
Series 2007-24, Class GA
5.50%, 01/25/2034	8,175	8,207
Series 2005-16, Class PE
5.00%, 03/25/2034	69,720	73,766
Series 2005-48, Class AR
5.50%, 02/25/2035	109,100	119,686
Series 2005-62, Class CQ
4.75%, 07/25/2035	75,797	80,747
Series 2005-84, Class TG
5.00%, 09/25/2035	41,609	43,008
Series 2005-83, Class LA
5.50%, 10/25/2035	63,540	72,788

	Par Value	Value
COLLATERALIZED MORTGAGE OBLIGATIONS — (Continued)
Federal National Mortgage Association REMICS — (Continued)
Series 2010-64, Class EH
5.00%, 10/25/2035	$137,012	$144,313
Series 2007-39, Class NA
4.25%, 01/25/2037	48,969	51,447
Series 2009-47, Class PA
4.50%, 07/25/2039	112,986	120,869

		1,708,543

Government National Mortgage Association — 0.3%
Series 2002-22, Class GF
6.50%, 03/20/2032	96,158	113,902
Series 2002-51, Class D
6.00%, 07/20/2032	134,228	155,110
Series 2008-50, Class NA
5.50%, 03/16/2037	71,259	78,034

		347,046

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $4,918,328)		4,957,745

U.S. GOVERNMENT AGENCY OBLIGATIONS — 14.4%
Federal Home Loan Bank — 2.6%
5.31%, 12/28/2012	300,000	306,335
1.88%, 06/21/2013	1,300,000	1,319,386
2.63%, 09/13/2013	60,000	61,605
4.88%, 12/13/2013	500,000	531,568
1.38%, 05/28/2014	250,000	255,344
2.50%, 06/13/2014	255,000	265,511
5.38%, 06/13/2014	315,000	344,707
3.13%, 03/11/2016	165,000	180,325

		3,264,781

See accompanying Notes to the Quarterly Portfolio of Investments.

7

PEMBERWICK FUND

Portfolio of Investments (Continued)

July 31, 2012

(Unaudited)

	Par Value	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS — (Continued)
Federal Home Loan Mortgage Corporation — 4.8%
0.50%, 10/15/2013	$1,125,000	$1,128,769
5.00%, 01/30/2014	450,000	481,959
1.00%, 08/20/2014	450,000	456,253
0.63%, 12/29/2014	700,000	705,188
0.50%, 04/17/2015	200,000	200,915
5.25%, 04/18/2016	200,000	234,592
2.50%, 05/27/2016	580,000	621,313
2.00%, 08/25/2016	1,330,000	1,401,615
1.00%, 03/08/2017	150,000	151,616
5.50%, 11/01/2021
Gold Pool #G12454	63,230	69,100
5.50%, 04/01/2023
Gold Pool #G13145	108,495	118,568
4.50%, 06/01/2029
Gold Pool #C91251	85,651	93,047
4.50%, 12/01/2029
Gold Pool #C91281	136,316	148,087
4.50%, 04/01/2030
Gold Pool #C91295	79,094	85,841

		5,896,863

Federal National Mortgage Association — 7.0%
4.00%, 04/15/2013	1,000,000	1,026,740
0.50%, 08/09/2013	750,000	752,243
1.13%, 10/08/2013	275,000	277,946
0.75%, 12/18/2013	150,000	151,125
4.13%, 04/15/2014	900,000	959,197
2.50%, 05/15/2014	1,400,000	1,455,873
1.13%, 06/27/2014	150,000	152,495
5.00%, 12/01/2014
Pool #255598	33,710	36,509
2.38%, 07/28/2015	350,000	370,711
1.63%, 10/26/2015	500,000	520,545
1.50%, 10/28/2015	150,000	154,728

	Par Value	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS — (Continued)
Federal National Mortgage Association — (Continued)
2.25%, 03/15/2016	$500,000	$530,410
5.00%, 03/15/2016	35,000	40,603
1.38%, 11/15/2016	310,000	319,481
4.88%, 12/15/2016	170,000	200,377
1.25%, 01/30/2017	200,000	204,502
1.13%, 04/27/2017	300,000	305,010
5.38%, 06/12/2017	250,000	304,996
6.00%, 09/01/2019
Pool #735439	27,624	29,985
5.50%, 06/01/2020
Pool #888601	38,233	41,705
5.00%, 05/01/2023
Pool #254762	59,419	65,751
5.50%, 01/01/2024
Pool #AD0471	61,279	67,073
5.00%, 07/01/2024
Pool #255320	30,820	34,085
5.00%, 12/01/2025
Pool #256045	138,604	151,740
5.50%, 02/01/2028
Pool #257075	102,793	112,967
5.50%, 05/01/2028
Pool #257204	115,074	126,464
4.00%, 08/01/2029
Pool #MA0142	120,407	130,606
5.50%, 04/01/2037
Pool #AD0249	140,263	155,175

See accompanying Notes to the Quarterly Portfolio of Investments.

8

PEMBERWICK FUND

Portfolio of Investments (Continued)

July 31, 2012

(Unaudited)

	Par Value	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS — (Continued)
Federal National Mortgage Association — (Continued)
7.00%, 04/01/2037	$42,310	$48,879
Pool #888366

		8,727,921

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $17,635,335)		17,889,565

U.S. TREASURY OBLIGATIONS — 21.9%
U.S. Treasury Notes — 21.9%
0.25%, 02/28/2014	300,000	$300,223
0.25%, 02/15/2015	500,000	499,961
0.38%, 08/31/2012	2,300,000	2,300,810
0.38%, 09/30/2012	600,000	600,328
0.38%, 10/31/2012	100,000	100,074
0.50%, 11/30/2012	750,000	750,996
0.50%, 10/15/2013	400,000	401,484
0.50%, 08/15/2014	350,000	351,996
0.63%, 12/31/2012	100,000	100,211
0.63%, 05/31/2017	30,000	30,077
0.75%, 08/15/2013	655,000	658,915
0.75%, 09/15/2013	2,700,000	2,717,191
0.75%, 12/15/2013	950,000	957,236
0.88%, 11/30/2016	300,000	304,922
0.88%, 12/31/2016	200,000	203,156
0.88%, 01/31/2017	550,000	558,508
0.88%, 04/30/2017	175,000	177,529
1.00%, 05/15/2014	420,000	425,857
1.00%, 08/31/2016	520,000	531,334

	Par Value	Value
U.S. TREASURY OBLIGATIONS — (Continued)
U.S. Treasury Notes — (Continued)
1.00%, 09/30/2016	370,000	$378,123
1.00%, 10/31/2016	650,000	664,067
1.00%, 03/31/2017	320,000	326,575
1.13%, 06/15/2013	1,610,000	1,623,397
1.25%, 03/15/2014	250,000	254,190
1.25%, 04/15/2014	1,100,000	1,119,250
1.25%, 08/31/2015	150,000	154,383
1.25%, 09/30/2015	300,000	308,813
1.25%, 10/31/2015	100,000	102,984
1.38%, 03/15/2013	50,000	50,381
1.38%, 05/15/2013	100,000	100,949
1.50%, 06/30/2016	590,000	614,476
1.50%, 07/31/2016	495,000	515,651
1.75%, 07/31/2015	150,000	156,492
1.75%, 05/31/2016	1,015,000	1,066,543
2.00%, 11/30/2013	1,350,000	1,382,327
2.00%, 04/30/2016	835,000	884,774
2.13%, 02/29/2016	515,000	547,147
2.25%, 05/31/2014	150,000	155,572
2.25%, 01/31/2015	1,095,000	1,149,323
2.38%, 02/28/2015	560,000	590,406
2.38%, 03/31/2016	270,000	289,512
2.50%, 04/30/2015	265,000	281,252
2.63%, 07/31/2014	225,000	235,758
2.63%, 04/30/2016	250,000	270,723
3.13%, 04/30/2013	400,000	408,828
3.13%, 04/30/2017	200,000	223,906
4.00%, 02/15/2015	300,000	328,359
4.13%, 05/15/2015	775,000	857,404

See accompanying Notes to the Quarterly Portfolio of Investments.

9

PEMBERWICK FUND

Portfolio of Investments (Concluded)

July 31, 2012

(Unaudited)

	Par Value	Value
U.S. TREASURY OBLIGATIONS — (Continued)
U.S. Treasury Notes — (Continued)
4.25%, 08/15/2015	100,000	$111,883

TOTAL U.S. TREASURY OBLIGATIONS (Cost $26,792,712)		27,124,256

TOTAL INVESTMENTS - 93.7% (Cost $115,277,077)*		116,318,743
OTHER ASSETS IN EXCESS OF LIABILITIES - 6.3%		7,805,866

NET ASSETS - 100.0%		$124,124,609

(a)	Variable or Floating Rate Security. Rate shown is as of July 31, 2012.
(b)	Multi-Step Coupon. Rate disclosed is as of July 31, 2012.
(c)	Amount represents less than 1% of net assets.
*	The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a federal income tax basis are as follows:

Aggregate cost	$115,277,077

Gross unrealized appreciation	1,330,280
Gross unrealized depreciation	(288,614)

Net unrealized depreciation	$1,041,666

See accompanying Notes to the Quarterly Portfolio of Investments.

10

PEMBERWICK FUND

Notes to the Quarterly Portfolio of Investments

July 31, 2012

(Unaudited)

A. Portfolio Valuation:

Portfolio Valuation – The Pemberwick Fund’s (the “Fund”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued at its last sale price on the NYSE on the day the security is valued. Lacking any sales on such day, the security will be valued at the mean between the last asked price and the last bid price prior to the market close. Securities listed on other exchanges (and not subject to restriction against sale by the Fund on such exchanges) will be similarly valued, using quotations on the exchange on which the security is traded most extensively. Unlisted securities that are quoted on the National Association of Securities Dealers’ National Market System, for which there have been sales of such securities on such day, shall be valued at the official closing price on such system on the day the security is valued. If there are no such sales on such day, the value shall be the mean between the last asked price and the last bid price prior to market close. The value of such securities quoted on the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) Stock Market System, but not listed on the National Market System, shall be value at the mean between closing asked price and the closing bid price. Unlisted securities that are not quoted on the NASDAQ Stock Market System and for which over-the-counter market quotations are readily available will be valued at the mean between the current bid and asked prices for such security in the over-the-counter market. Fixed income securities are valued based on market quotations, which are furnished by an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are generally valued at amortized cost, which approximates fair value. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Trust’s Board of Trustees. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

Fair Value Measurements – the inputs and valuations techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

•	Level 1 — quoted prices in active markets for identical securities;

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

11

PEMBERWICK FUND

Notes to the Quarterly Portfolio of Investments (Concluded)

July 31, 2012

(Unaudited)

The fair value of the Fund’s bonds are generally based on quotes received from brokers of independent pricing services. Bonds with quotes that are based on actual trades with a sufficient level of activity on or near the measurement date are classified as Level 2 assets.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of July 31, 2012, in valuing the Fund’s investments carried at fair value:

	Total Value at 07/31/12	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Corporate Bonds and Notes	$66,304,831	$—	$66,304,831	$—
Government Bonds	42,346	—	42,346	—
Collateralized Mortgage Obligations	4,957,745	—	4,957,745	—
U.S. Government Agency Obligations	17,889,565	—	17,889,565	—
U.S. Treasury Obligations	27,124,256	—	27,124,256	—

Total Investments	$116,318,743	$—	$116,318,743	$—

At the end of each calendar quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For the period ended July 31, 2012, there were no transfers between Levels 1, 2 and 3 for the Fund.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

12

POLEN GROWTH FUND

Portfolio of Investments

July 31, 2012

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — 88.3%
Business Services — 10.7%
Accenture PLC, Class A	259,098	$15,623,609
Cognizant Technology Solutions Corp.*	330,543	18,764,926

		34,388,535

Communications Equipment — 6.8%
QUALCOMM, Inc.	365,578	21,817,695

Computer Equipment — 9.8%
Apple, Inc.*	51,799	31,636,757

Consumer Discretionary — 6.5%
NIKE, Inc., Class B	60,883	5,683,428
Starbucks Corp.	333,995	15,123,294

		20,806,722

Financials — 6.0%
T. Rowe Price Group, Inc.	319,365	19,401,424

Internet Software & Services — 6.5%
Google, Inc., Class A*	32,796	20,758,884

Medical Equipment — 8.7%
Intuitive Surgical, Inc.*	31,835	15,328,552
Varian Medical Systems, Inc.*	233,936	12,768,227

		28,096,779

Pharmaceuticals — 10.0%
Abbott Laboratories	221,090	14,660,478
Allergan, Inc.	211,482	17,356,328

		32,016,806

Software — 18.4%
Factset Research Systems, Inc.	160,985	14,965,165

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software — (Continued)
Intuit, Inc.	180,731	$10,486,013
Microsoft Corp.	533,555	15,723,866
Oracle Corp.	592,259	17,886,222

		59,061,266

Transportation — 4.9%
C.H. Robinson Worldwide, Inc.	296,346	15,661,886

TOTAL COMMON STOCKS (Cost $ 275,192,535)		283,646,754

TOTAL INVESTMENTS - 88.3%
(Cost $ 275,192,535)**		283,646,754
OTHER ASSETS IN EXCESS OF LIABILITIES - 11.7%		37,692,606

NET ASSETS - 100.0%		$321,339,360

*	Non-income producing.
**	The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a federal income tax basis are as follows:

Aggregate cost	$275,192,535

Gross unrealized appreciation	19,237,464
Gross unrealized depreciation	(10,783,245)

Net unrealized appreciation	$8,454,219

See accompanying Notes to the Quarterly Portfolio of Investments.

1

POLEN GROWTH FUND

Notes to the Quarterly Portfolio of Investments

July 31, 2012

(Unaudited)

A. Portfolio Valuation:

Portfolio Valuation – The Polen Growth Fund’s (the “Fund”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are generally valued at amortized cost which approximates fair value. Foreign securities are valued based on prices from the primary market in which they are traded and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the FundVantage Trust’s Board of Trustees. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

Fair Value Measurements – The inputs and valuations techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

• Level 1 —	quoted prices in active markets for identical securities;

• Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

• Level 3 —	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2

POLEN GROWTH FUND

Notes to the Quarterly Portfolio of Investments (Concluded)

July 31, 2012

(Unaudited)

The following is a summary of the inputs used, as of July 31, 2012, in valuing the Fund’s investments carried at fair value:

	Total Value at 07/31/12	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities*	$283,646,754	$283,646,754	$—	$—

* Please refer to Portfolio of Investments for further details.

At the end of each calendar quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For the period ended July 31, 2012, there were no transfers between Levels 1, 2 and 3 for the Fund.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

3

PRIVATE CAPITAL MANAGEMENT VALUE FUND

Portfolio of Investments

July 31, 2012

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — 94.3%
Consumer Discretionary — 12.4%
Advance Auto Parts, Inc.	6,025	$422,654
AutoNation, Inc.*	23,975	945,334
Carrols Restaurant Group, Inc.*	74,300	401,963
DeVry, Inc.	21,575	423,517
Dover Downs Gaming & Entertainment, Inc.	168,142	459,028
Fiesta Restaurant Group, Inc.*	74,300	1,143,477
Gildan Activewear, Inc.	17,575	494,561
H&R Block, Inc.	31,300	504,869
John Wiley & Sons, Inc., Class A	9,475	451,484

		5,246,887

Consumer Staples — 6.1%
Darling International, Inc.*	30,375	501,795
Nu Skin Enterprises, Inc., Class A	22,150	1,129,872
Prestige Brands Holdings, Inc.*	58,200	955,062

		2,586,729

Energy — 9.7%
Golar LNG, Ltd. (Bermuda)	40,075	1,549,299
Noble Corp. (Switzerland)	22,775	842,675
Swift Energy Co.*	35,200	657,888
Ultra Petroleum Corp. (Canada)*	45,400	1,078,704

		4,128,566

Financials — 11.3%
Bank of Hawaii Corp.	14,300	667,953
Dundee Corp., Class A (Canada)*	24,175	523,872
EZCORP, Inc., Class A*	59,075	1,329,188

	Number of Shares	Value
COMMON STOCKS — (Continued)
Financials — (Continued)
National Financial Partners Corp.*	34,325	$509,726
Oppenheimer Holdings, Inc., Class A	17,825	247,946
Raymond James Financial, Inc.	19,600	658,952
Suffolk Bancorp*	31,660	411,580
Willis Group Holdings PLC (Ireland)	12,525	463,174

		4,812,391

Health Care — 14.9%
Alere, Inc.*	51,750	976,522
Covidien PLC (Ireland)	20,300	1,134,364
Universal Health Services, Inc., Class B	27,675	1,081,539
Valeant Pharmaceuticals International, Inc. (Canada)*	29,825	1,418,477
Warner Chilcott PLC, Class A (Ireland)	58,950	1,002,150
Zimmer Holdings, Inc.	11,975	705,687

		6,318,739

Industrials — 4.7%
Air Transport Services Group, Inc.*	90,000	434,700
Consolidated Graphics, Inc.*	7,900	187,309
Mine Safety Appliances Co.	15,650	537,108
Triumph Group, Inc.	11,085	693,145
UTi Worldwide, Inc. (British Virgin Islands)	12,650	167,612

		2,019,874

See accompanying Notes to the Quarterly Portfolio of Investments.

1

PRIVATE CAPITAL MANAGEMENT VALUE FUND

Portfolio of Investments (Concluded)

July 31, 2012

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Information Technology — 30.6%
Avid Technology, Inc.*	53,750	$495,038
CA Technologies	91,762	2,208,711
Cisco Systems, Inc.	56,775	905,561
CoreLogic, Inc.*	39,475	907,925
Electro Rent Corp.	29,180	489,057
Global Cash Access Holdings, Inc.*	200,717	1,296,632
Imation Corp.*	40,940	228,036
Lam Research Corp.*	21,459	738,404
Mentor Graphics Corp.*	74,625	1,140,270
Progress Software Corp.*	22,762	442,493
QUALCOMM, Inc.	21,355	1,274,466
Quantum Corp.*	436,075	645,391
SAIC, Inc.	37,275	431,272
Symantec Corp.*	112,690	1,774,868

		12,978,124

Materials — 2.7%
Pope Resources LP	20,925	1,145,644

Utilities — 1.9%
Black Hills Corp.	9,700	308,945
National Fuel Gas Co.	9,850	482,059

		791,004

TOTAL COMMON STOCKS (Cost $35,273,087)		40,027,958

Value
TOTAL INVESTMENTS - 94.3% (Cost $35,273,087)**	$40,027,958
OTHER ASSETS IN EXCESS OF LIABILITIES - 5.7%	2,415,222

NET ASSETS - 100.0%	$42,443,180

*	Non-income producing.
**	The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a federal income tax basis are as follows:

Aggregate cost	$35,273,087

Gross unrealized appreciation	8,664,837
Gross unrealized depreciation	(3,909,966)

Net unrealized appreciation	$4,754,871

PLC  Public Limited Company

See accompanying Notes to the Quarterly Portfolio of Investments.

2

PRIVATE CAPITAL MANAGEMENT VALUE FUND

Notes to the Quarterly Portfolio of Investments

July 31, 2012

(Unaudited)

A. Portfolio Valuation:

Portfolio Valuation – The Private Capital Management Value Fund’s (the “Fund”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are generally valued at amortized cost which approximates fair value. Foreign securities are valued based on prices from the primary market in which they are traded and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Trust’s Board of Trustees. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

Fair Value Measurements – the inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

•	Level 1 —	quoted prices in active markets for identical securities;

•	Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 —	significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3

PRIVATE CAPITAL MANAGEMENT VALUE FUND

Notes to the Quarterly Portfolio of Investments (Concluded)

July 31, 2012

(Unaudited)

The following is a summary of the inputs used, as of July 31, 2012, in valuing the Fund’s investments carried at fair value:

	Total Value at 07/31/12	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities*	$40,027,958	$40,027,958	$—	$—

* Please refer to Portfolio of Investments for further details.

At the end of each calendar quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For the period ended July 31, 2012, there were no transfers between Levels 1, 2 and 3.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

4

TIMBERLINE SMALL CAP GROWTH FUND

Portfolio of Investments

July 31, 2012

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — 94.8%
Aerospace & Defense — 2.3%
B/E Aerospace, Inc.*	4,504	$176,692
Hexcel Corp.*	12,653	294,688

		471,380

Air Freight & Logistics — 0.6%
UTi Worldwide Inc.	9,129	120,959

Biotechnology — 4.7%
Amarin Corp. PLC, ADS*	10,649	124,700
ARIAD Pharmaceuticals, Inc.*	8,410	160,883
Keryx Biopharmaceuticals, Inc.*	52,221	95,042
Sangamo BioSciences, Inc.*	26,195	137,786
Spectrum Pharmaceuticals, Inc.*	11,988	167,712
Threshold Pharmaceuticals, Inc.*	22,135	153,617
Trius Therapeutics, Inc.*	25,306	139,436

		979,176

Chemicals — 0.9%
Kraton Performance Polymers, Inc.*	7,996	187,266

Commercial Services & Supplies — 1.4%
US Ecology, Inc.	15,089	294,236

Communications Equipment — 0.7%
Sonus Networks, Inc.*	90,196	149,725

Computers & Peripherals — 1.5%
OCZ Technology Group, Inc.*	28,991	181,774
Quantum Corp.*	96,033	142,129

		323,903

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Finance — 3.8%
Cash America International, Inc.	2,278	$87,293
DFC Global Corp.*	18,919	362,677
NetSpend Holdings, Inc.*	38,397	337,894

		787,864

Diversified Consumer Services — 1.1%
Capella Education Co.*	4,764	126,341
Coinstar, Inc.*	2,012	95,550

		221,891

Electrical Equipment — 1.0%
Acuity Brands, Inc.	3,707	214,784

Electronic Equipment, Instruments & Components — 2.8%
FEI Co.	5,714	272,615
OSI Systems, Inc.*	2,282	147,280
Rogers Corp.*	4,350	155,947

		575,842

Energy Equipment & Services — 0.5%
Key Energy Services, Inc.*	13,863	111,043

Food & Staples Retailing — 3.8%
Casey’s General Stores, Inc.	5,331	316,821
The Fresh Market, Inc.*	3,813	224,548
United Natural Foods, Inc.*	4,779	259,500

		800,869

Food Products — 0.9%
Snyders-Lance, Inc.	8,257	193,462

Health Care Equipment & Supplies — 7.5%
Cyberonics, Inc.*	5,453	236,115
DexCom, Inc.*	16,391	180,465
ICU Medical, Inc.*	4,136	220,573
Masimo Corp.*	10,263	229,891

See accompanying Notes to the Quarterly Portfolio of Investments.

1

TIMBERLINE SMALL CAP GROWTH FUND

Portfolio of Investments (Continued)

July 31, 2012

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Supplies — (Continued)
NuVasive, Inc.*	9,314	$194,569
OraSure Technologies, Inc.*	11,290	119,787
Spectranetics Corp.*	18,782	221,628
Volcano Corp.*	6,434	170,179

		1,573,207

Health Care Providers & Services — 5.4%
Acadia Healthcare Co., Inc.*	12,454	201,008
HealthSouth Corp.*	12,117	271,421
HMS Holdings Corp.*	11,198	385,323
WellCare Health Plans, Inc.*	4,059	263,104

		1,120,856

Health Care Technology — 1.2%
athenahealth, Inc.*	2,635	241,102

Hotels, Restaurants & Leisure — 5.8%
BJ’s Restaurants, Inc.*	7,966	315,294
Jack in the Box, Inc.*	6,051	163,316
Red Robin Gourmet Burgers, Inc.*	6,801	203,010
Scientific Games Corp.*	32,583	275,652
Vail Resorts, Inc.	5,162	256,242

		1,213,514

Household Durables — 1.5%
SodaStream International Ltd.*	7,889	307,750

Internet & Catalog Retail — 1.6%
Shutterfly, Inc.*	10,171	333,914

Internet Software & Services — 1.5%
InterNAP Network Services Corp.*	47,233	304,181

IT Services — 2.3%
ExlService Holdings, Inc.*	10,509	259,047

	Number of Shares	Value
COMMON STOCKS — (Continued)
IT Services — (Continued)
Wright Express Corp.*	3,339	$214,965

		474,012

Life Sciences Tools & Services — 1.4%
PAREXEL International Corp.*	10,325	284,144

Machinery — 3.2%
Actuant Corp., Class A	11,169	317,870
Chart Industries, Inc.*	2,619	169,868
CLARCOR Inc.	3,554	171,836

		659,574

Metals & Mining — 1.3%
Kaiser Aluminum Corp.	5,070	276,518

Oil, Gas & Consumable Fuels — 6.6%
Berry Petroleum Co., Class A	5,362	203,863
Energy XXI Ltd.	8,900	277,502
Goodrich Petroleum Corp.*	7,123	82,627
KiOR, Inc., Class A*	12,439	95,034
Oasis Petroleum, Inc.*	9,314	243,841
Pioneer Energy Services Corp.*	30,224	243,001
Rosetta Resources, Inc.*	5,316	221,784

		1,367,652

Pharmaceuticals — 3.0%
Akorn, Inc.*	22,840	312,223
MAP Pharmaceuticals, Inc.*	12,163	171,620
Salix Pharmaceuticals, Ltd.*	3,171	142,124

		625,967

Professional Services — 2.8%
Acacia Research Corporation*	6,766	191,545
Advisory Board Co.*	4,595	206,729

See accompanying Notes to the Quarterly Portfolio of Investments.

2

TIMBERLINE SMALL CAP GROWTH FUND

Portfolio of Investments (Continued)

July 31, 2012

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Professional Services — (Continued)
Navigant Consulting, Inc.*	15,489	$180,137

		578,411

Real Estate Management & Development — 1.1%
Jones Lang LaSalle, Inc.	3,539	236,016

REIT — 2.5%
EastGroup Properties, Inc.	3,202	171,243
Mid-America Apartment Communities, Inc.	3,094	214,198
Tanger Factory Outlet Centers, Inc.	3,937	126,771

		512,212

Road & Rail — 2.3%
Genesee & Wyoming, Inc., Class A*	5,040	312,782
Old Dominion Freight Line, Inc.*	3,982	168,837

		481,619

Semiconductors & Semiconductor Equipment — 5.2%
Cavium, Inc.*	13,006	351,422
Diodes Incorporated*	8,165	154,645
Hittite Microwave Corp.*	4,177	211,649
Mindspeed Technologies, Inc.*	43,122	101,768
TriQuint Semiconductor, Inc.*	46,814	264,031

		1,083,515

Software — 7.4%
Infoblox, Inc.*	7,889	165,748
Interactive Intelligence Group, Inc.*	4,075	106,276
Kenexa Corp.*	4,029	95,930
MicroStrategy, Inc.*	1,348	156,988

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software — (Continued)
OPNET Technologies, Inc.	11,949	$315,932
Parametric Technology Corp.*	12,975	279,481
Qlik Technologies Inc.*	10,369	207,380
Sourcefire, Inc.*	3,523	179,849
Tangoe, Inc.*	2,206	42,333

		1,549,917

Specialty Retail — 5.2%
Francesca’s Holdings Corp.*	9,145	287,244
Pier 1 Imports, Inc.	16,498	272,052
Select Comfort Corp.*	9,789	254,612
Zumiez, Inc.*	7,246	263,247

		1,077,155

TOTAL COMMON STOCKS (Cost $18,781,310)		19,733,636

TOTAL INVESTMENTS - 94.8% (Cost $18,781,310)**		19,733,636
OTHER ASSETS IN EXCESS OF LIABILITIES - 5.2%		1,090,384

NET ASSETS - 100.0%		$20,824,020

*	Non-income producing.

See accompanying Notes to the Quarterly Portfolio of Investments.

3

TIMBERLINE SMALL CAP GROWTH FUND

Portfolio of Investments (Concluded)

July 31, 2012

(Unaudited)

**	The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a federal income tax basis are as follows:

Aggregate cost	$18,781,310

Gross unrealized appreciation	1,919,610
Gross unrealized depreciation	(967,284)

Net unrealized appreciation	$952,326

ADS	American Depositary Share
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See accompanying Notes to the Quarterly Portfolio of Investments.

4

TIMBERLINE SMALL CAP GROWTH FUND

Notes to the Quarterly Portfolio of Investments

July 31, 2012

(Unaudited)

A. Portfolio Valuation

Portfolio Valuation — The Timberline Small Cap Growth Fund’s (the “Fund”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) National Market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are valued at amortized cost, which approximates fair value. Foreign securities are valued based on prices from the primary market in which they are traded and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the FundVantage Trust’s Board of Trustees. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

Fair Value Measurements — The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

•	Level 1	—	quoted prices in active markets for identical securities;

•	Level 2	—	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3	—	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

5

TIMBERLINE SMALL CAP GROWTH FUND

Notes to the Quarterly Portfolio of Investments (Concluded)

July 31, 2012

(Unaudited)

The following is a summary of the inputs used, as of July 31, 2012, in valuing the Fund’s investments carried at fair value:

	Total Value at 07/31/12	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities*	$19,733,636	$19,733,636	$—	$—

* Please refer to Portfolio of Investments for further details.

At the end of each calendar quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For the period ended July 31, 2012, there were no transfers between Levels 1, 2 and 3 for the Fund.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

6

WHV FUNDS

WHV International Equity Fund

Portfolio of Investments

July 31, 2012

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — 92.0%
Australia — 4.5%
BHP Billiton, Ltd., SP ADR	208,780	$13,850,465

Bermuda — 4.2%
Bunge, Ltd.	27,765	1,826,104
Nabors Industries, Ltd.*	676,007	9,355,937
PartnerRe, Ltd.	24,905	1,804,118

		12,986,159

Brazil — 1.8%
Vale SA, SP ADR	309,415	5,584,941

Canada — 26.7%
Agrium, Inc.	110,765	10,518,243
Brookfield Asset Management, Inc., Class A	99,410	3,361,052
Canadian National Railway Co.	174,345	15,356,308
Canadian Natural Resources, Ltd.	296,500	8,079,625
Canadian Pacific Railway, Ltd.	194,625	15,793,819
Ensign Energy Services, Inc.	32,910	486,410
Finning International, Inc.	21,575	496,225
Manulife Financial Corp.	45,730	490,226
Potash Corp. of Saskatchewan, Inc.	350,155	15,462,845
Suncor Energy, Inc.	400,470	12,230,354
Talisman Energy, Inc.	55,020	680,597

		82,955,704

Curacao — 4.7%
Schlumberger, Ltd	205,620	14,652,481

France — 0.2%
AXA SA, SP ADR	43,165	524,023

	Number of Shares	Value
COMMON STOCKS — (Continued)
Germany — 2.6%
BASF SE, SP ADR	110,830	$8,072,857

Ireland — 6.7%
Cooper Industries PLC	188,414	13,543,198
Ingersoll-Rand PLC	171,680	7,280,949

		20,824,147

Luxemburg — 3.5%
Tenaris SA, ADR	281,295	10,767,973

Netherlands — 5.1%
Core Laboratories NV	84,825	9,463,077
Unilever NV, NY Shares	183,750	6,366,938

		15,830,015

Norway — 0.2%
Yara International ASA, ADR	16,160	762,590

Switzerland — 18.6%
Nestle SA, SP ADR	193,095	11,900,445
Noble Corp.*	416,605	15,414,385
Novartis AG, ADR	71,130	4,169,641
Syngenta AG, ADR	42,875	2,917,215
Transocean, Ltd.	225,210	10,546,584
UBS AG	59,035	625,771
Weatherford International, Ltd.*	997,410	12,018,791

		57,592,832

United Kingdom — 13.2%
British American Tobacco PLC, SP ADR	119,910	12,711,659
Diageo PLC, SP ADR	137,800	14,730,820
Rio Tinto PLC, SP ADR	293,335	13,555,010

		40,997,489

TOTAL COMMON STOCKS (Cost $283,281,783)		285,401,676

See accompanying Notes to the Quarterly Portfolio of Investments.

1

WHV FUNDS

WHV International Equity Fund

Portfolio of Investments (Concluded)

July 31, 2012

(Unaudited)

Value
TOTAL INVESTMENTS - 92.0% (Cost $283,281,783)**	$285,401,676
OTHER ASSETS IN EXCESS OF LIABILITIES - 8.0%	24,673,613

NET ASSETS - 100.0%	$310,075,289

*	Non-income producing.
**	The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis are as follows:

Aggregate cost	$283,281,783

Gross unrealized appreciation	30,544,391
Gross unrealized depreciation	(28,424,498)

Net unrealized appreciation	$2,119,893

ADR	American Depositary Receipt
SP ADR	Sponsored American Depositary Receipt
PLC	Public Limited Company

See accompanying Notes to the Quarterly Portfolio of Investments.

2

WHV FUNDS

WHV Emerging Markets Equity Fund

Portfolio of Investments

July 31, 2012

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — 95.2%
Argentina — 3.4%
Tenaris SA, ADR	4,550	$174,174

Brazil — 9.2%
BRF - Brasil Foods SA, ADR	7,300	104,974
Cia de Bebidas das Americas, PRF ADR	4,300	165,765
Cia de Saneamento Basico do Estado de Sao Paulo, ADR	2,325	196,230

		466,969

Chile — 6.3%
Cia Cervecerias Unidas SA, ADR	2,300	152,329
Sociedad Quimica y Minera de Chile SA, SP ADR	2,775	166,306

		318,635

China — 18.8%
Baidu, Inc., SP ADR*	1,410	169,933
CNOOC, Ltd., ADR	900	180,270
Melco Crown Entertainment, Ltd., ADR*	17,465	176,047
Mindray Medical International, Ltd., ADR	3,300	98,340
PetroChina Co., Ltd., ADR	950	118,693
Sina Corp.*	4,550	206,615

		949,898

Columbia — 4.0%
Ecopetrol SA, SP ADR	1,850	105,875
Pacific Rubiales Energy Corp.	4,300	96,750

		202,625

Czech Republic — 3.1%
Komercni Banka AS	925	157,320

	Number of Shares	Value
COMMON STOCKS — (Continued)
India — 6.8%
Dr. Reddy’s Laboratories, Ltd., ADR	5,400	$156,708
HDFC Bank, Ltd., ADR	5,500	186,505

		343,213

Indonesia — 3.2%
United Tractors Tbk PT	72,200	160,190

Mexico — 4.6%
America Movil SAB de CV, ADR, Class L	5,250	140,123
Coca-Cola Femsa SAB de CV, SP ADR	835	92,844

		232,967

Peru — 6.4%
Cia de Minas Buenaventura SA, ADR	4,100	149,322
Credicorp, Ltd.	1,525	176,808

		326,130

Poland — 2.8%
Eurocash SA	12,100	141,976

Russia — 10.6%
Eurasia Drilling Co., Ltd., GDR	7,600	209,000
Mail.ru Group, Ltd., GDR*	4,900	148,568
Sberbank of Russia, SP ADR	15,800	176,085

		533,653

South Africa — 3.3%
Sasol, Ltd., SP ADR	4,025	166,997

South Korea — 7.0%
Hyundai Mobis Co., Ltd.	600	158,939

See accompanying Notes to the Quarterly Portfolio of Investments.

3

WHV FUNDS

WHV Emerging Markets Equity Fund

Portfolio of Investments (Concluded)

July 31, 2012

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
South Korea — (Continued)
Samsung Electronics Co., Ltd., GDR	335	$193,926

		352,865

Taiwan — 2.2%
Taiwan Semiconductor Manufacturing Co., Ltd., SP ADR	8,000	111,760

Turkey — 3.5%
Bim Birlesik Magazalar AS	4,050	176,004

TOTAL COMMON STOCKS (Cost $4,920,004)		4,815,376

TOTAL INVESTMENTS - 95.2% (Cost $4,920,004)**		4,815,376
OTHER ASSETS IN EXCESS OF LIABILITIES - 4.8%		240,855

NET ASSETS - 100.0%		$5,056,231

*	Non-income producing.
**	The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis are as follows:

Aggregate cost	$4,920,004

Gross unrealized appreciation	234,604
Gross unrealized depreciation	(339,232)

Net unrealized depreciation	$(104,628)

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
PRF ADR	Preferred American Depositary Receipt
SP ADR	Sponsored American Depositary Receipt

See accompanying Notes to the Quarterly Portfolio of Investments.

4

WHV FUNDS

Notes to the Quarterly Portfolio of Investments

July 31, 2012

(Unaudited)

A. Portfolio Valuation

Portfolio Valuation — The WHV International Equity Fund and the WHV Emerging Markets Fund’s (each a “Fund” and together the “Funds”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by each Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. The Funds’ equity securities listed on any national or foreign exchange market system will be valued at the last sale price. Equity securities traded in the over-the-counter market are valued at their closing sale or official closing price. If there were no transactions on that day, securities traded principally on an exchange will be valued at the mean of the last bid and ask prices prior to the market close. Prices for equity securities normally are supplied by an independent pricing service approved by the Trust’s Board of Trustees (“Board of Trustees”). Fixed income securities are valued based on market quotations, which are furnished by an independent pricing service. Fixed income securities having remaining maturities of 60 days or less are generally valued at amortized cost which approximates fair value. Any assets held by the Funds that are denominated in foreign currencies are valued daily in U.S. dollars at the foreign currency exchange rates that are prevailing at the time that the Funds determine the daily NAV per share. Foreign securities may trade on weekends or other days when the Funds do not calculate NAV. As a result, the market value of these investments may change on days when you cannot buy or sell shares of the Funds. Investments in other open-end investment companies are valued based on the NAV of such investment companies (which may use fair value pricing as disclosed in their prospectuses). Securities that do not have a readily available current market value are valued in good faith under the direction of the Board of Trustees. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available and has delegated to WHV Investment Management, Inc. (“WHV” or the “Adviser”) the responsibility for applying the valuation methods. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

Fair Value Measurements — The inputs and valuation techniques used to measure fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:

• Level 1 —	quoted prices in active markets for identical securities;

• Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

• Level 3 —	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

5

WHV FUNDS

Notes to the Quarterly Portfolio of Investments (Concluded)

July 31, 2012

(Unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of July 31, 2012, in valuing the Funds’ investments carried at fair value:

Funds	Total Value at 07/31/12	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
WHV International Equity Fund:
Investments in Securities*	$285,401,676	$285,401,676	$—	$—

WHV Emerging Markets Equity Fund:
Investments in Securities*	$4,815,376	$4,815,376	$—	$—

*	Please refer to Portfolio of Investments for further details.

At the end of each calendar quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Funds may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For the period ended July 31, 2012, there were no transfers between Levels 1, 2 and 3 for all Funds.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

6

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         FundVantage Trust

By (Signature and Title)*	/s/ Joel L. Weiss
Joel L. Weiss, President and Chief Executive Officer
(principal executive officer)

Date      9-19-2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Joel L. Weiss
Joel L. Weiss, President and Chief Executive Officer
(principal executive officer)

Date      9-19-2012

By (Signature and Title)*	/s/ James G. Shaw
James G. Shaw, Treasurer and Chief Financial Officer
(principal financial officer)

Date      9-19-2012

*	Print the name and title of each signing officer under his or her signature.